OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2020 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 4/30

Date of reporting period: 10/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	October 31, 2017

Invesco American Value Fund Nasdaq: A: MSAVX ◾ B: MGAVX ◾ C: MSVCX ◾ R: MSARX ◾ Y: MSAIX ◾ R5: MSAJX ◾ R6: MSAFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
18 Fund Expenses
19 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.04%
Class B Shares	3.05
Class C Shares	2.68
Class R Shares	2.90
Class Y Shares	3.17
Class R5 Shares	3.22
Class R6 Shares	3.27
S&P 500 Index▼ (Broad Market Index)	9.10
Russell Midcap Value Index▼ (Style-Specific Index)	4.18
Lipper Mid-Cap Value Funds Index∎ (Peer Group Index)	4.84

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco American Value Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges

Class A Shares
Inception (10/18/93)	9.13%
10 Years	5.54
5 Years	9.26
1 Year	8.38

Class B Shares
Inception (8/1/95)	9.08%
10 Years	6.08
5 Years	10.24
1 Year	9.71

Class C Shares
Inception (10/18/93)	8.60%
10 Years	5.36
5 Years	9.70
1 Year	12.87

Class R Shares
Inception (3/20/07)	6.50%
10 Years	5.87
5 Years	10.22
1 Year	14.40

Class Y Shares
Inception (2/7/06)	8.00%
10 Years	6.40
5 Years	10.77
1 Year	14.97

Class R5 Shares
10 Years	6.44%
5 Years	10.90
1 Year	15.10

Class R6 Shares
10 Years	6.38%
5 Years	11.00
1 Year	15.21

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen American Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen American Value Fund (renamed Invesco American Value Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco American Value Fund. Share class returns will differ from the predecessor fund because of different expenses.

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/18/93)	9.14%
10 Years	5.59
5 Years	9.24
1 Year	4.97

Class B Shares
Inception (8/1/95)	9.09%
10 Years	6.14
5 Years	10.21
1 Year	6.04

Class C Shares
Inception (10/18/93)	8.61%
10 Years	5.41
5 Years	9.68
1 Year	9.29

Class R Shares
Inception (3/20/07)	6.50%
10 Years	5.93
5 Years	10.21
1 Year	10.78

Class Y Shares
Inception (2/7/06)	8.01%
10 Years	6.45
5 Years	10.76
1 Year	11.37

Class R5 Shares
10 Years	6.49%
5 Years	10.88
1 Year	11.44

Class R6 Shares
10 Years	6.42%
5 Years	10.97
1 Year	11.55

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.23%, 1.23%, 1.96%, 1.48%, 0.98%, 0.87% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco American Value Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com.

Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco American Value Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.38%
Aerospace & Defense–2.85%
Textron Inc.	840,266	$44,315,629

Apparel, Accessories & Luxury Goods–4.01%
Hanesbrands, Inc.	1,344,060	30,241,350
Tapestry, Inc.	785,702	32,174,497
		62,415,847

Automotive Retail–1.53%
Advance Auto Parts, Inc.	291,244	23,806,285

Building Products–2.32%
Johnson Controls International PLC	873,020	36,134,298

Communications Equipment–4.82%
ARRIS International PLC(b)	1,109,142	31,610,547
Ciena Corp.(b)	2,039,197	43,373,720
		74,984,267

Construction & Engineering–0.41%
Fluor Corp.	146,348	6,306,135

Diversified Chemicals–3.87%
Eastman Chemical Co.	662,472	60,159,082

Diversified REIT’s–4.47%
Forest City Realty Trust, Inc.–Class A	1,440,111	35,469,934
Liberty Property Trust	796,271	34,144,100
		69,614,034

Electric Utilities–4.63%
Edison International	406,927	32,533,813
FirstEnergy Corp.	1,200,143	39,544,712
		72,078,525

Electronic Equipment & Instruments–3.59%
Keysight Technologies, Inc.(b)	1,251,133	55,888,111

Health Care Distributors–2.28%
AmerisourceBergen Corp.	461,250	35,493,188

Health Care Facilities–2.24%
HealthSouth Corp.	756,777	34,917,691

Hotels, Resorts & Cruise Lines–3.51%
Royal Caribbean Cruises Ltd.	441,816	54,683,566

Industrial Machinery–1.39%
Flowserve Corp.	490,184	21,602,409

Insurance Brokers–6.75%
Arthur J. Gallagher & Co.	763,041	48,323,387
Willis Towers Watson PLC	351,577	56,632,023
		104,955,410

	Shares	Value
Investment Banking & Brokerage–3.04%
Stifel Financial Corp.	890,976	$47,248,457

IT Consulting & Other Services–2.14%
Teradata Corp.(b)	994,646	33,270,909

Marine–2.16%
Kirby Corp.(b)	473,754	33,565,471

Movies & Entertainment–2.41%
Regal Entertainment Group–Class A	2,291,195	37,461,038

Oil & Gas Equipment & Services–2.32%
TechnipFMC PLC (United Kingdom)(b)	1,316,267	36,052,553

Oil & Gas Exploration & Production–5.45%
Devon Energy Corp.	1,355,896	50,032,562
Marathon Oil Corp.	2,447,785	34,807,503
		84,840,065

Other Diversified Financial Services–2.95%
Voya Financial, Inc.	1,143,149	45,908,864

Paper Packaging–0.88%
Bemis Co., Inc.	304,945	13,728,624

Pharmaceuticals–3.26%
Mylan N.V.(b)	1,419,346	50,684,846

Regional Banks–14.99%
Comerica Inc.	638,962	50,203,245
First Horizon National Corp.	2,297,811	43,129,913
KeyCorp	2,839,905	51,828,266
Wintrust Financial Corp.	496,163	40,333,090
Zions Bancorp.	1,028,970	47,805,946
		233,300,460

Research & Consulting Services–1.20%
Dun & Bradstreet Corp. (The)	159,317	18,613,005

Specialized REIT’s–2.30%
Life Storage, Inc.	443,491	35,842,943

Specialty Chemicals–2.06%
W.R. Grace & Co.	419,854	32,114,632

Technology Hardware, Storage & Peripherals–1.66%
Diebold Nixdorf, Inc.	1,340,543	25,872,480

Trucking–1.89%
Ryder System, Inc.	362,868	29,421,337
Total Common Stocks & Other Equity Interests (Cost $1,306,739,310)		1,515,280,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Value Fund

	Shares	Value
Money Market Funds–2.29%
Invesco Government & Agency Portfolio–Institutional Class, 0.95%(c)	21,386,110	$21,386,110
Invesco Treasury Portfolio–Institutional Class, 0.94%(c)	14,257,407	14,257,407
Total Money Market Funds (Cost $35,643,517)		35,643,517
TOTAL INVESTMENTS IN SECURITIES–99.67% (Cost $1,342,382,827)		1,550,923,678
OTHER ASSETS LESS LIABILITIES–0.33%		5,075,791
NET ASSETS–100.00%		$1,555,999,469

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2017

Financials	27.7%
Industrials	12.2
Information Technology	12.2
Consumer Discretionary	11.5
Energy	7.8
Health Care	7.8
Materials	6.8
Real Estate	6.8
Utilities	4.6
Money Market Funds Plus Other Assets Less Liabilities	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Value Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,306,739,310)	$1,515,280,161
Investments in affiliated money market funds, at value and cost	35,643,517
Receivable for:
Investments sold	9,645,398
Fund shares sold	939,251
Dividends	29,985
Investment for trustee deferred compensation and retirement plans	186,333
Other assets	76,550
Total assets	1,561,801,195

Liabilities:
Payable for:
Investments purchased	1,729,333
Fund shares reacquired	2,785,829
Accrued fees to affiliates	912,932
Accrued trustees’ and officers’ fees and benefits	3,995
Accrued other operating expenses	160,746
Trustee deferred compensation and retirement plans	208,891
Total liabilities	5,801,726
Net assets applicable to shares outstanding	$1,555,999,469

Net assets consist of:
Shares of beneficial interest	$1,178,548,440
Undistributed net investment income	12,388,315
Undistributed net realized gain	156,521,863
Net unrealized appreciation	208,540,851
$1,555,999,469

Net Assets:
Class A	$949,360,269
Class B	$5,090,150
Class C	$84,007,267
Class R	$35,269,635
Class Y	$255,985,199
Class R5	$65,893,532
Class R6	$160,393,417

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,916,562
Class B	144,789
Class C	2,522,170
Class R	895,798
Class Y	6,394,632
Class R5	1,643,428
Class R6	3,994,353
Class A:
Net asset value per share	$39.69
Maximum offering price per share
(Net asset value of $39.69 ÷ 94.50%)	$42.00
Class B:
Net asset value and offering price per share	$35.16
Class C:
Net asset value and offering price per share	$33.31
Class R:
Net asset value and offering price per share	$39.37
Class Y:
Net asset value and offering price per share	$40.03
Class R5:
Net asset value and offering price per share	$40.10
Class R6:
Net asset value and offering price per share	$40.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Value Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends	$11,602,119
Dividends from affiliated money market funds	172,530
Total investment income	11,774,649

Expenses:
Advisory fees	5,778,220
Administrative services fees	199,269
Custodian fees	20,210
Distribution fees:
Class A	1,232,684
Class B	7,762
Class C	429,231
Class R	100,896
Transfer agent fees — A, B, C, R and Y	1,337,971
Transfer agent fees — R5	38,030
Transfer agent fees — R6	7,531
Trustees’ and officers’ fees and benefits	29,238
Registration and filing fees	72,892
Reports to shareholders	244,535
Professional services fees	26,222
Other	15,303
Total expenses	9,539,994
Less: Fees waived and expense offset arrangement(s)	(29,189)
Net expenses	9,510,805
Net investment income	2,263,844

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	120,501,387
Foreign currencies	2
120,501,389
Change in net unrealized appreciation (depreciation) of:
Investment securities	(75,682,832)
Foreign currencies	(8)
(75,682,840)
Net realized and unrealized gain	44,818,549
Net increase in net assets resulting from operations	$47,082,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income	$2,263,844	$11,614,313
Net realized gain	120,501,389	59,373,102
Change in net unrealized appreciation (depreciation)	(75,682,840)	192,198,371
Net increase in net assets resulting from operations	47,082,393	263,185,786

Distributions to shareholders from net investment income:
Class A	—	(2,319,652)
Class B	—	(24,721)
Class Y	—	(1,533,805)
Class R5	—	(661,654)
Class R6	—	(1,039,016)
Total distributions from net investment income	—	(5,578,848)

Distributions to shareholders from net realized gains:
Class A	—	(8,946,409)
Class B	—	(95,344)
Class C	—	(985,289)
Class R	—	(425,131)
Class Y	—	(2,887,051)
Class R5	—	(982,717)
Class R6	—	(1,336,313)
Total distributions from net realized gains	—	(15,658,254)

Share transactions–net:
Class A	(110,415,709)	(228,684,398)
Class B	(2,325,098)	(7,361,395)
Class C	(16,252,566)	(17,682,032)
Class R	(12,680,994)	(26,193,995)
Class Y	(127,947,969)	(125,547,059)
Class R5	(22,751,368)	(57,244,666)
Class R6	(10,583,075)	3,147,589
Net increase (decrease) in net assets resulting from share transactions	(302,956,779)	(459,565,956)
Net increase (decrease) in net assets	(255,874,386)	(217,617,272)

Net assets:
Beginning of period	1,811,873,855	2,029,491,127
End of period (includes undistributed net investment income of $12,388,315 and $10,124,471, respectively)	$1,555,999,469	$1,811,873,855

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain

9                         Invesco American Value Fund

circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco American Value Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco American Value Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.72%
Next $535 million	0.715%
Next $31.965 billion	0.65%
Over $33 billion	0.64%

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $22,882.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

12                         Invesco American Value Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $85,360 in front-end sales commissions from the sale of Class A shares and $5,781 and $1,468 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2017, the Fund incurred $22,642 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2017, the Fund engaged in securities purchases of $8,750,874.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,307.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco American Value Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $342,540,147 and $631,498,179, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$273,513,530
Aggregate unrealized (depreciation) of investments	(67,277,813)
Net unrealized appreciation of investments	$206,235,717

Cost of investments for tax purposes is $1,344,687,961.

14                         Invesco American Value Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,075,315	$41,456,949	4,246,380	$155,189,564
Class B	484	16,697	6,942	228,422
Class C	92,599	3,005,996	427,710	13,138,847
Class R	98,794	3,786,903	279,191	10,147,286
Class Y	1,037,170	40,253,747	4,047,064	149,993,681
Class R5	122,748	4,768,504	1,103,416	40,082,475
Class R6	1,803,741	70,497,745	1,421,759	52,594,879

Issued as reinvestment of dividends:
Class A	—	—	280,598	10,794,634
Class B	—	—	3,444	117,339
Class C	—	—	28,892	938,691
Class R	—	—	11,112	424,916
Class Y	—	—	97,911	3,790,123
Class R5	—	—	42,387	1,642,079
Class R6	—	—	61,263	2,375,155

Automatic conversion of Class B shares to Class A shares:
Class A	45,008	1,736,693	143,728	5,309,911
Class B	(50,820)	(1,736,693)	(162,201)	(5,309,911)

Reacquired:
Class A	(3,983,598)	(153,609,351)	(10,888,219)	(399,978,507)
Class B	(17,825)	(605,102)	(73,863)	(2,397,245)
Class C	(594,421)	(19,258,562)	(1,029,271)	(31,759,570)
Class R	(429,864)	(16,467,897)	(1,022,324)	(36,766,197)
Class Y	(4,324,056)	(168,201,716)	(7,682,945)	(279,330,863)
Class R5	(707,939)	(27,519,872)	(2,660,958)	(98,969,220)
Class R6	(2,072,901)	(81,080,820)	(1,386,715)	(51,822,445)
Net increase (decrease) in share activity	(7,905,565)	$(302,956,779)	(12,704,699)	$(459,565,956)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco American Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$38.52	$0.04	$1.13	$1.17	$—	$—	$—	$39.69	3.04%		$949,360	1.20	%(d)	1.20	%(d)	0.21	%(d)	21%
Year ended 04/30/17	34.01	0.20	4.70	4.90	(0.08)	(0.31)	(0.39)	38.52	14.40		1,031,600	1.21		1.21		0.53		42
Year ended 04/30/16	40.44	0.09	(4.06)	(3.97)	(0.01)	(2.45)	(2.46)	34.01	(9.62)		1,122,286	1.19		1.20		0.26		28
Year ended 04/30/15	40.11	0.00	4.23	4.23	(0.02)	(3.88)	(3.90)	40.44	11.27		1,242,480	1.19		1.20		0.01		34
Year ended 04/30/14	35.77	0.06	7.14	7.20	(0.12)	(2.74)	(2.86)	40.11	20.62		1,086,506	1.19		1.20		0.15		46
Year ended 04/30/13	30.90	0.17	4.86	5.03	(0.16)	—	(0.16)	35.77	16.35		846,516	1.22		1.23		0.54		28
Class B
Six months ended 10/31/17	34.12	0.04	1.00	1.04	—	—	—	35.16	3.05	(e)	5,090	1.20	(d)(e)	1.20	(d)(e)	0.21	(d)(e)	21
Year ended 04/30/17	30.16	0.17	4.18	4.35	(0.08)	(0.31)	(0.39)	34.12	14.41	)(e)	7,265	1.21	(e)	1.21	(e)	0.53	(e)	42
Year ended 04/30/16	36.18	0.08	(3.64)	(3.56)	(0.01)	(2.45)	(2.46)	30.16	(9.62	)(e)	13,230	1.19	(e)	1.20	(e)	0.26	(e)	28
Year ended 04/30/15	36.28	0.00	3.80	3.80	(0.02)	(3.88)	(3.90)	36.18	11.27	(e)	24,302	1.19	(e)	1.20	(e)	0.01	(e)	34
Year ended 04/30/14	32.58	0.05	6.50	6.55	(0.11)	(2.74)	(2.85)	36.28	20.63	(e)	32,127	1.19	(e)	1.20	(e)	0.15	(e)	46
Year ended 04/30/13	28.15	0.16	4.42	4.58	(0.15)	—	(0.15)	32.58	16.33	(e)	36,720	1.22	(e)	1.23	(e)	0.54	(e)	28
Class C
Six months ended 10/31/17	32.44	(0.08)	0.95	0.87	—	—	—	33.31	2.68	(f)	84,007	1.91	(d)(f)	1.91	(d)(f)	(0.50	)(d)(f)	21
Year ended 04/30/17	28.83	(0.06)	3.98	3.92	—	(0.31)	(0.31)	32.44	13.59	(f)	98,096	1.94	(f)	1.94	(f)	(0.20	)(f)	42
Year ended 04/30/16	34.95	(0.15)	(3.52)	(3.67)	—	(2.45)	(2.45)	28.83	(10.28	)(f)	103,706	1.93	(f)	1.94	(f)	(0.48	)(f)	28
Year ended 04/30/15	35.41	(0.26)	3.68	3.42	—	(3.88)	(3.88)	34.95	10.44	(f)	125,201	1.92	(f)	1.93	(f)	(0.72	)(f)	34
Year ended 04/30/14	32.00	(0.20)	6.37	6.17	(0.02)	(2.74)	(2.76)	35.41	19.76	(f)	111,455	1.91	(f)	1.92	(f)	(0.57	)(f)	46
Year ended 04/30/13	27.70	(0.06)	4.36	4.30	—	—	—	32.00	15.52		88,519	1.97		1.98		(0.21)		28
Class R
Six months ended 10/31/17	38.26	(0.01)	1.12	1.11	—	—	—	39.37	2.90		35,270	1.45	(d)	1.45	(d)	(0.04	)(d)	21
Year ended 04/30/17	33.80	0.10	4.67	4.77	—	(0.31)	(0.31)	38.26	14.11		46,937	1.46		1.46		0.28		42
Year ended 04/30/16	40.29	0.00	(4.04)	(4.04)	—	(2.45)	(2.45)	33.80	(9.82)		66,207	1.44		1.45		0.01		28
Year ended 04/30/15	40.06	(0.10)	4.21	4.11	—	(3.88)	(3.88)	40.29	10.97		76,594	1.44		1.45		(0.24)		34
Year ended 04/30/14	35.74	(0.04)	7.15	7.11	(0.05)	(2.74)	(2.79)	40.06	20.34		67,420	1.44		1.45		(0.10)		46
Year ended 04/30/13	30.87	0.10	4.86	4.96	(0.09)	—	(0.09)	35.74	16.08		58,086	1.47		1.48		0.29		28
Class Y
Six months ended 10/31/17	38.80	0.09	1.14	1.23	—	—	—	40.03	3.17		255,985	0.95	(d)	0.95	(d)	0.46	(d)	21
Year ended 04/30/17	34.25	0.29	4.73	5.02	(0.16)	(0.31)	(0.47)	38.80	14.66		375,626	0.96		0.96		0.78		42
Year ended 04/30/16	40.62	0.18	(4.07)	(3.89)	(0.03)	(2.45)	(2.48)	34.25	(9.36)		452,703	0.94		0.95		0.51		28
Year ended 04/30/15	40.26	0.11	4.24	4.35	(0.11)	(3.88)	(3.99)	40.62	11.55		545,456	0.94		0.95		0.26		34
Year ended 04/30/14	35.90	0.16	7.16	7.32	(0.22)	(2.74)	(2.96)	40.26	20.91		452,580	0.94		0.95		0.40		46
Year ended 04/30/13	31.01	0.25	4.88	5.13	(0.24)	—	(0.24)	35.90	16.65		285,560	0.97		0.98		0.79		28
Class R5
Six months ended 10/31/17	38.84	0.11	1.15	1.26	—	—	—	40.10	3.25		65,894	0.86	(d)	0.86	(d)	0.55	(d)	21
Year ended 04/30/17	34.29	0.33	4.74	5.07	(0.21)	(0.31)	(0.52)	38.84	14.77		86,569	0.85		0.85		0.89		42
Year ended 04/30/16	40.63	0.22	(4.07)	(3.85)	(0.04)	(2.45)	(2.49)	34.29	(9.26)		128,357	0.82		0.83		0.63		28
Year ended 04/30/15	40.28	0.15	4.24	4.39	(0.16)	(3.88)	(4.04)	40.63	11.66		95,082	0.82		0.83		0.38		34
Year ended 04/30/14	35.91	0.20	7.18	7.38	(0.27)	(2.74)	(3.01)	40.28	21.06		72,753	0.84		0.85		0.50		46
Year ended 04/30/13	31.02	0.29	4.89	5.18	(0.29)	—	(0.29)	35.91	16.81		26,519	0.86		0.87		0.90		28
Class R6
Six months ended 10/31/17	38.88	0.13	1.15	1.28	—	—	—	40.16	3.29		160,393	0.77	(d)	0.77	(d)	0.64	(d)	21
Year ended 04/30/17	34.32	0.37	4.74	5.11	(0.24)	(0.31)	(0.55)	38.88	14.88		165,781	0.76		0.76		0.98		42
Year ended 04/30/16	40.64	0.25	(4.07)	(3.82)	(0.05)	(2.45)	(2.50)	34.32	(9.19)		143,003	0.73		0.74		0.72		28
Year ended 04/30/15	40.28	0.19	4.25	4.44	(0.20)	(3.88)	(4.08)	40.64	11.77		143,793	0.73		0.74		0.47		34
Year ended 04/30/14	35.90	0.23	7.18	7.41	(0.29)	(2.74)	(3.03)	40.28	21.19		85,325	0.75		0.76		0.59		46
Year ended 04/30/13(g)	31.40	0.22	4.45	4.67	(0.17)	—	(0.17)	35.90	14.92		53,538	0.75	(h)	0.76	(h)	1.01	(h)	28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $978,108, $6,159, $88,606, $40,029, $312,202, $75,494 and $155,476 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25% for the six months ended October 31, 2017 and the years ended April 30, 2017, 2016, 2015, 2014 and 2013.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96%, 0.97%, 0.99%, 0.98% and 0.98% for the six months ended October 31, 2017 and the years ended April 30, 2017, 2016, 2015 and 2014, respectively.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

16                         Invesco American Value Fund

NOTE 12—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

17                         Invesco American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,030.40	$6.14	$1,019.16	$6.11	1.20%
B	1,000.00	1,030.50	6.14	1,019.16	6.11	1.20
C	1,000.00	1,026.80	9.76	1,015.58	9.70	1.91
R	1,000.00	1,029.00	7.42	1,017.90	7.38	1.45
Y	1,000.00	1,031.70	4.86	1,020.42	4.84	0.95
R5	1,000.00	1,032.20	4.41	1,020.87	4.38	0.86
R6	1,000.00	1,032.70	3.95	1,021.32	3.92	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco American Value Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mid-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year, three year and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was at the median contractual

19                         Invesco American Value Fund

management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the effective advisory fee rate of one mutual fund advised by Invesco Advisers. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of four mutual funds sub-advised by Invesco Advisers. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco

Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco American Value Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-AMVA-SAR-1	12182017	0903

Semiannual Report to Shareholders	October 31, 2017

Invesco Comstock Fund
Nasdaq:
A: ACSTX ∎ B: ACSWX ∎ C: ACSYX ∎ R: ACSRX ∎ Y: ACSDX ∎ R5: ACSHX ∎ R6: ICSFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
18 Financial Highlights
20 Fund Expenses
21 Approval of Investment Advisory and Sub-Advisory Contracts
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.67%
Class B Shares	9.67
Class C Shares	9.27
Class R Shares	9.53
Class Y Shares	9.80
Class R5 Shares	9.84
Class R6 Shares	9.94
S&P 500 Index▼ (Broad Market Index)	9.10
Russell 1000 Value Index▼ (Style-Specific Index)	5.46
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	7.03
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Comstock Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	10.84%
10 Years	6.08
5 Years	12.08
1 Year	17.45

Class B Shares
Inception (10/19/92)	9.97%
10 Years	6.63
5 Years	13.03
1 Year	19.31

Class C Shares
Inception (10/26/93)	9.28%
10 Years	5.88
5 Years	12.52
1 Year	22.39

Class R Shares
Inception (10/1/02)	9.44%
10 Years	6.41
5 Years	13.08
1 Year	23.99

Class Y Shares
Inception (10/29/04)	7.98%
10 Years	6.95
5 Years	13.64
1 Year	24.61

Class R5 Shares
10 Years	6.96%
5 Years	13.75
1 Year	24.72

Class R6 Shares
10 Years	6.92%
5 Years	13.84
1 Year	24.84

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Comstock Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Comstock Fund (renamed Invesco Comstock Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Comstock Fund. Share class returns will differ from the predecessor fund because of different expenses.

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	10.82%
10 Years	5.92
5 Years	11.71
1 Year	14.21

Class B Shares
Inception (10/19/92)	9.92%
10 Years	6.47
5 Years	12.63
1 Year	15.87

Class C Shares
Inception (10/26/93)	9.23%
10 Years	5.73
5 Years	12.13
1 Year	19.02

Class R Shares
Inception (10/1/02)	9.35%
10 Years	6.26
5 Years	12.69
1 Year	20.56

Class Y Shares
Inception (10/29/04)	7.87%
10 Years	6.79
5 Years	13.25
1 Year	21.16

Class R5 Shares
10 Years	6.80%
5 Years	13.34
1 Year	21.28

Class R6 Shares
10 Years	6.76%
5 Years	13.45
1 Year	21.39

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.84%, 0.84%, 1.59%, 1.09%, 0.59%, 0.51% and 0.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Comstock Fund

Letters to Shareholders
Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; Bruce Crockett assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                          Invesco Comstock Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.23%
Aerospace & Defense–1.86%
Arconic Inc.	3,786,934	$95,127,782
Textron Inc.	2,565,828	135,321,769
		230,449,551

Aluminum–0.46%
Alcoa Corp.(b)	1,188,555	56,789,158

Asset Management & Custody Banks–2.67%
Bank of New York Mellon Corp. (The)	3,437,320	176,850,114
State Street Corp.	1,681,738	154,719,896
		331,570,010

Automobile Manufacturers–2.05%
General Motors Co.	5,915,650	254,254,637

Automotive Retail–0.64%
Advance Auto Parts, Inc.	975,441	79,732,547

Biotechnology–2.93%
AbbVie Inc.	1,656,166	149,468,982
Biogen Inc.(b)	393,591	122,666,571
Gilead Sciences, Inc.	1,224,088	91,757,636
		363,893,189

Broadcasting–0.50%
CBS Corp.–Class B	1,115,246	62,587,606

Building Products–1.50%
Johnson Controls International PLC	4,483,352	185,565,939

Cable & Satellite–1.03%
Charter Communications, Inc.– Class A(b)	164,010	54,807,222
Comcast Corp.–Class A	2,039,088	73,468,340
		128,275,562

Communications Equipment–2.75%
Cisco Systems, Inc.	9,987,393	341,069,471

Construction Machinery & Heavy Trucks–1.10%
Caterpillar Inc.	1,006,262	136,650,380

Consumer Finance–1.58%
Ally Financial Inc.	7,489,568	195,702,412

Data Processing & Outsourced Services–0.76%
PayPal Holdings, Inc.(b)	1,300,897	94,393,086

Diversified Banks–16.09%
Bank of America Corp.	20,721,085	567,550,518
Citigroup Inc.	9,962,217	732,222,950
JPMorgan Chase & Co.	4,354,579	438,114,193
U.S. Bancorp	899,598	48,920,139
Wells Fargo & Co.	3,732,974	209,569,160
		1,996,376,960

	Shares	Value
Drug Retail–0.68%
CVS Health Corp.	1,227,720	$84,135,652

Electric Utilities–0.62%
FirstEnergy Corp.	2,339,893	77,099,474

Electrical Components & Equipment–2.36%
Eaton Corp. PLC	2,564,412	205,204,248
Emerson Electric Co.	1,365,319	88,008,463
		293,212,711

Fertilizers & Agricultural Chemicals–0.83%
CF Industries Holdings, Inc.	2,716,994	103,191,432

Health Care Distributors–1.36%
Cardinal Health, Inc.	1,473,281	91,196,094
McKesson Corp.	560,785	77,321,036
		168,517,130

Health Care Equipment–0.72%
Medtronic PLC	1,111,908	89,530,832

Hotels, Resorts & Cruise Lines–1.66%
Carnival Corp.	3,106,700	206,253,813

Household Products–0.29%
Reckitt Benckiser Group PLC (United Kingdom)	406,766	36,392,435

Hypermarkets & Super Centers–1.19%
Wal-Mart Stores, Inc.	1,691,093	147,649,330

Industrial Conglomerates–0.75%
General Electric Co.	4,597,865	92,692,958

Industrial Machinery–0.58%
Ingersoll-Rand PLC	818,754	72,541,604

Integrated Oil & Gas–8.81%
BP PLC–ADR (United Kingdom)	5,725,845	232,870,116
Chevron Corp.	1,886,556	218,632,975
Occidental Petroleum Corp.	1,550,541	100,118,432
Royal Dutch Shell PLC–Class A–ADR (United Kingdom)	4,357,392	274,646,418
Suncor Energy, Inc. (Canada)	7,852,765	266,679,900
		1,092,947,841

Internet Software & Services–1.74%
Altaba Inc.(b)	870,431	61,034,622
eBay Inc.(b)	4,122,523	155,171,765
		216,206,387

Investment Banking & Brokerage–3.14%
Goldman Sachs Group, Inc. (The)	571,777	138,644,487
Morgan Stanley	5,007,446	250,372,300
		389,016,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Comstock Fund

	Shares	Value
IT Consulting & Other Services–0.72%
Cognizant Technology Solutions Corp.–Class A	1,176,177	$89,001,314

Life & Health Insurance–2.44%
Aflac, Inc.	817,364	68,568,666
Brighthouse Financial, Inc.(b)	391,151	24,321,769
MetLife, Inc.	3,915,296	209,781,560
		302,671,995

Managed Health Care–1.46%
Anthem, Inc.	866,584	181,298,039

Movies & Entertainment–0.91%
Twenty-First Century Fox, Inc.–Class B	4,428,841	112,714,003

Multi-Line Insurance–1.46%
American International Group, Inc.	2,810,126	181,562,241

Oil & Gas Equipment & Services–0.85%
Halliburton Co.	2,465,625	105,380,812

Oil & Gas Exploration & Production–5.24%
Canadian Natural Resources Ltd. (Canada)	3,826,236	133,522,320
Devon Energy Corp.	4,697,324	173,331,256
Hess Corp.	2,965,128	130,940,052
Marathon Oil Corp.	11,300,514	160,693,309
QEP Resources Inc.(b)	5,823,722	52,122,312
		650,609,249

Packaged Foods & Meats–1.21%
Danone S.A. (France)	1,831,659	149,657,688

Paper Packaging–0.93%
International Paper Co.	2,005,839	114,874,400

Personal Products–0.50%
Unilever N.V.–New York Shares (United Kingdom)	1,070,188	62,028,096

Pharmaceuticals–6.23%
Merck & Co., Inc.	2,232,506	122,988,756
Mylan N.V.(b)	3,125,882	111,625,246
Novartis AG (Switzerland)	1,328,668	109,598,373
Pfizer Inc.	6,716,166	235,468,780

	Shares	Value
Pharmaceuticals–(continued)
Sanofi–ADR (France)	4,089,233	$193,338,936
		773,020,091

Property & Casualty Insurance–1.10%
Allstate Corp. (The)	1,448,719	135,976,765

Regional Banks–5.35%
Citizens Financial Group, Inc.	3,831,790	145,646,338
Fifth Third Bancorp	7,196,467	207,977,896
KeyCorp	2,607,637	47,589,375
PNC Financial Services Group, Inc. (The)	1,916,687	262,183,615
		663,397,224

Semiconductors–2.95%
Intel Corp.	4,606,263	209,538,904
QUALCOMM Inc.	3,065,403	156,366,207
		365,905,111

Systems Software–1.78%
Microsoft Corp.	2,654,731	220,820,525

Technology Hardware, Storage & Peripherals–0.76%
NetApp, Inc.	2,125,095	94,396,720

Wireless Telecommunication Services–0.69%
Vodafone Group PLC (United Kingdom)	29,933,560	85,658,269
Total Common Stocks & Other Equity Interests (Cost $8,548,139,193)		11,815,671,436

Money Market Funds–4.52%
Invesco Government & Agency Portfolio–Institutional Class, 0.95%(c)	336,548,020	336,548,020
Invesco Treasury Portfolio– Institutional Class, 0.94%(c)	224,365,347	224,365,347
Total Money Market Funds (Cost $560,913,367)		560,913,367
TOTAL INVESTMENTS IN SECURITIES–99.75% (Cost $9,109,052,560)		12,376,584,803
OTHER ASSETS LESS LIABILITIES–0.25%		30,506,915
NET ASSETS–100.00%		$12,407,091,718

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Comstock Fund

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2017

Financials	33.8%
Energy	14.9
Health Care	12.7
Information Technology	11.5
Industrials	8.1
Consumer Discretionary	6.8
Consumer Staples	3.9
Materials	2.2
Telecommunication Services	0.7
Utilities	0.6
Money Market Funds Plus Other Assets Less Liabilities	4.8

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/28/2017	Barclays Bank PLC	CAD	117,451,117	USD	94,145,684	$3,080,988
11/28/2017	Barclays Bank PLC	CHF	23,787,203	USD	24,530,351	640,907
11/28/2017	Barclays Bank PLC	EUR	126,395,206	USD	149,121,695	1,662,021
11/28/2017	CIBC World Markets Corp.	CAD	117,477,474	USD	94,144,888	3,059,756
11/28/2017	CIBC World Markets Corp.	CHF	23,787,203	USD	24,503,061	613,617
11/28/2017	CIBC World Markets Corp.	EUR	126,395,206	USD	148,956,749	1,497,075
11/28/2017	Goldman Sachs International	CAD	117,451,117	USD	94,089,609	3,024,912
11/28/2017	Goldman Sachs International	CHF	23,787,203	USD	24,513,035	623,591
11/28/2017	Goldman Sachs International	EUR	126,314,330	USD	148,795,754	1,430,434
11/28/2017	RBC Capital Markets Corp.	CAD	117,451,117	USD	94,118,259	3,053,563
11/28/2017	RBC Capital Markets Corp.	CHF	23,787,627	USD	24,498,651	608,782
11/28/2017	RBC Capital Markets Corp.	EUR	126,395,206	USD	149,043,330	1,583,656
Subtotal						20,879,302
11/28/2017	Barclays Bank PLC	GBP	54,770,648	USD	72,786,467	(27,502)
11/28/2017	CIBC World Markets Corp.	GBP	54,752,256	USD	72,757,535	(31,983)
11/28/2017	Goldman Sachs International	GBP	54,752,256	USD	72,763,011	(26,507)
11/28/2017	RBC Capital Markets Corp.	GBP	54,752,256	USD	72,763,613	(25,905)
Subtotal						(111,897)
Total Forward Foreign Currency Contracts — Currency Risk						$20,767,405

Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Comstock Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $8,548,139,193)	$11,815,671,436
Investments in affiliated money market funds, at value and cost	560,913,367
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	20,879,302
Foreign currencies, at value (Cost $752,068)	736,489
Receivable for:
Investments sold	21,255,312
Fund shares sold	6,336,005
Dividends	9,469,691
Investment for trustee deferred compensation and retirement plans	924,164
Other assets	249,329
Total assets	12,436,435,095

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	111,897
Payable for:
Investments purchased	3,901,516
Fund shares reacquired	17,803,771
Accrued fees to affiliates	6,216,121
Accrued trustees’ and officers’ fees and benefits	14,708
Accrued other operating expenses	224,633
Trustee deferred compensation and retirement plans	1,070,731
Total liabilities	29,343,377
Net assets applicable to shares outstanding	$12,407,091,718

Net assets consist of:
Shares of beneficial interest	$8,878,230,222
Undistributed net investment income	5,806,923
Undistributed net realized gain	234,768,650
Net unrealized appreciation	3,288,285,923
$12,407,091,718

Net Assets:
Class A	$6,508,741,640
Class B	$27,208,878
Class C	$473,742,741
Class R	$288,891,688
Class Y	$1,781,749,323
Class R5	$786,939,201
Class R6	$2,539,818,247

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	249,008,236
Class B	1,041,286
Class C	18,129,699
Class R	11,053,608
Class Y	68,152,896
Class R5	30,116,736
Class R6	97,216,919
Class A:
Net asset value per share	$26.14
Maximum offering price per share
(Net asset value of $26.14 ÷ 94.50%)	$27.66
Class B:
Net asset value and offering price per share	$26.13
Class C:
Net asset value and offering price per share	$26.13
Class R:
Net asset value and offering price per share	$26.14
Class Y:
Net asset value and offering price per share	$26.14
Class R5:
Net asset value and offering price per share	$26.13
Class R6:
Net asset value and offering price per share	$26.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Comstock Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,416,058)	$134,712,043
Dividends from affiliated money market funds	1,167,967
Total investment income	135,880,010

Expenses:
Advisory fees	22,780,152
Administrative services fees	424,268
Custodian fees	119,377
Distribution fees:
Class A	7,973,374
Class B	42,416
Class C	2,279,464
Class R	787,962
Transfer agent fees — A, B, C, R and Y	8,493,123
Transfer agent fees — R5	377,804
Transfer agent fees — R6	20,535
Trustees’ and officers’ fees and benefits	111,077
Registration and filing fees	158,001
Reports to shareholders	926,523
Professional services fees	81,834
Other	92,791
Total expenses	44,668,701
Less: Fees waived and expense offset arrangement(s)	(165,316)
Net expenses	44,503,385
Net investment income	91,376,625

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	387,605,499
Foreign currencies	8,836
Forward foreign currency contracts	(80,343,996)
307,270,339
Change in net unrealized appreciation of:
Investment securities	695,464,139
Foreign currencies	110,350
Forward foreign currency contracts	30,284,213
725,858,702
Net realized and unrealized gain	1,033,129,041
Net increase in net assets resulting from operations	$1,124,505,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Comstock Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income	$91,376,625	$218,051,542
Net realized gain	307,270,339	435,610,039
Change in net unrealized appreciation	725,858,702	1,399,861,160
Net increase in net assets resulting from operations	1,124,505,666	2,053,522,741

Distributions to shareholders from net investment income:
Class A	(51,065,788)	(137,257,546)
Class B	(272,123)	(1,214,769)
Class C	(2,047,587)	(7,114,701)
Class R	(2,149,163)	(6,309,643)
Class Y	(23,736,355)	(73,045,536)
Class R5	(7,276,676)	(19,497,036)
Class R6	(15,957,643)	(16,753,033)
Total distributions from net investment income	(102,505,335)	(261,192,264)

Distributions to shareholders from net realized gains:
Class A	—	(364,223,535)
Class B	—	(3,075,750)
Class C	—	(28,987,289)
Class R	—	(18,690,220)
Class Y	—	(171,623,028)
Class R5	—	(44,720,755)
Class R6	—	(38,485,677)
Total distributions from net realized gains	—	(669,806,254)

Share transactions–net:
Class A	(377,775,173)	(875,486,642)
Class B	(15,237,675)	(36,447,577)
Class C	(77,590,738)	(68,663,029)
Class R	(61,671,153)	(66,681,426)
Class Y	(1,725,976,923)	15,762,135
Class R5	(19,442,797)	(159,101,988)
Class R6	1,657,369,492	15,405,723
Net increase (decrease) in net assets resulting from share transactions	(620,324,967)	(1,175,212,804)
Net increase (decrease) in net assets	401,675,364	(52,688,581)

Net assets:
Beginning of period	12,005,416,354	12,058,104,935
End of period (includes undistributed net investment income of $5,806,923 and $16,935,633, respectively)	$12,407,091,718	$12,005,416,354

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

10                         Invesco Comstock Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11                         Invesco Comstock Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

12                         Invesco Comstock Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.50%
Next $1 billion	0.45%
Next $1 billion	0.40%
Over $3 billion	0.35%
For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.37%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $143,877.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

13                         Invesco Comstock Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $283,971 in front-end sales commissions from the sale of Class A shares and $5,866, $543 and $5,302 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2017, the Fund incurred $3,278 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$11,620,414,794	$195,256,642	$—	$11,815,671,436
Money Market Funds	560,913,367	—	—	560,913,367
Total Investments	12,181,328,161	195,256,642	—	12,376,584,803
Forward Foreign Currency Contracts*	—	20,767,405	—	20,767,405
Total	$12,181,328,161	$216,024,047	$—	$12,397,352,208

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$20,879,302
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$20,879,302

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(111,897)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(111,897)

14                         Invesco Comstock Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net amount
Barclays Bank PLC	$5,383,916	$(27,502)	$5,356,414	$—	$—	$5,356,414
CIBC World Markets Corp.	5,170,448	(31,983)	5,138,465	—	—	5,138,465
Goldman Sachs International	5,078,937	(26,507)	5,052,430	—	—	5,052,430
RBC Capital Markets Corp.	5,246,001	(25,905)	5,220,096	—	—	5,220,096
Total	$20,879,302	$(111,897)	$20,767,405	$—	$—	$20,767,405

Effect of Derivative Investments for the six months ended October 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(80,343,996)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	30,284,213
Total	$(50,059,783)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$1,275,303,881

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2017, the Fund engaged in securities purchases of $9,477,363.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $21,439.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15                         Invesco Comstock Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
April 30, 2018	$3,887,996	$—	$3,887,996

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $688,583,208 and $1,665,603,245, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,709,227,626
Aggregate unrealized (depreciation) of investments	(430,964,223)
Net unrealized appreciation of investments	$3,278,263,403

Cost of investments for tax purposes is $9,119,088,805.

16                         Invesco Comstock Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	8,949,381	$219,581,921	22,064,638	$515,384,295
Class B	5,330	130,553	38,483	905,789
Class C	450,725	11,151,974	1,386,743	32,573,823
Class R	812,291	20,004,138	2,305,798	53,302,423
Class Y	9,796,312	240,691,329	38,735,527	910,300,914
Class R5	2,606,124	64,067,165	5,217,848	123,474,791
Class R6	73,979,730	1,808,320,548	7,062,920	165,460,047

Issued as reinvestment of dividends:
Class A	1,944,567	47,635,687	19,918,094	474,072,655
Class B	10,744	262,702	175,111	4,157,118
Class C	76,431	1,872,611	1,396,158	33,368,191
Class R	87,744	2,149,179	1,149,362	27,380,666
Class Y	896,887	22,136,989	9,756,499	231,636,236
Class R5	297,105	7,274,691	2,589,705	61,492,443
Class R6	643,524	15,884,274	2,341,425	55,569,573

Automatic conversion of Class B shares to Class A shares:
Class A	501,988	12,426,512	1,333,203	30,941,802
Class B	(502,190)	(12,426,512)	(1,333,740)	(30,941,802)

Reacquired:
Class A	(26,684,035)	(657,419,293)	(81,564,205)	(1,895,885,394)
Class B	(130,412)	(3,204,418)	(457,559)	(10,568,682)
Class C	(3,711,839)	(90,615,323)	(5,825,721)	(134,605,043)
Class R	(3,334,144)	(83,824,470)	(6,385,391)	(147,364,515)
Class Y	(81,341,289)	(1,988,805,241)	(48,504,398)	(1,126,175,015)
Class R5	(3,660,708)	(90,784,653)	(14,648,992)	(344,069,222)
Class R6	(6,669,243)	(166,835,330)	(8,710,647)	(205,623,897)
Net increase (decrease) in share activity	(24,974,977)	$(620,324,967)	(51,959,139)	$(1,175,212,804)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Comstock Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$24.03	$0.18	$2.13	$2.31	$(0.20)	$—	$(0.20)	$26.14	9.67%		$6,508,742	0.83	%(d)	0.83	%(d)	1.41	%(d)	6%
Year ended 04/30/17	21.86	0.40	3.61	4.01	(0.49)	(1.35)	(1.84)	24.03	18.56		6,350,463	0.84		0.84		1.75		18
Year ended 04/30/16	26.04	0.44	(2.29)	(1.85)	(0.36)	(1.97)	(2.33)	21.86	(6.90)		6,613,286	0.84		0.85		1.87		15
Year ended 04/30/15	24.29	0.32	1.84	2.16	(0.41)	—	(0.41)	26.04	8.98		7,698,790	0.82		0.83		1.30		17
Year ended 04/30/14	20.25	0.36	3.96	4.32	(0.28)	—	(0.28)	24.29	21.47		7,356,633	0.81		0.82		1.59		11
Year ended 04/30/13	16.93	0.27	3.32	3.59	(0.27)	—	(0.27)	20.25	21.46		6,034,792	0.86		0.86		1.56		12
Class B
Six months ended 10/31/17	24.02	0.18	2.13	2.31	(0.20)	—	(0.20)	26.13	9.67	(e)	27,209	0.83	(d)(e)	0.83	(d)(e)	1.41	(d)(e)	6
Year ended 04/30/17	21.85	0.40	3.61	4.01	(0.49)	(1.35)	(1.84)	24.02	18.57	(e)	39,820	0.84	(e)	0.84	(e)	1.75	(e)	18
Year ended 04/30/16	26.03	0.44	(2.29)	(1.85)	(0.36)	(1.97)	(2.33)	21.85	(6.91	)(e)	70,701	0.84	(e)	0.85	(e)	1.87	(e)	15
Year ended 04/30/15	24.28	0.32	1.84	2.16	(0.41)	—	(0.41)	26.03	8.98	(e)	127,988	0.82	(e)	0.83	(e)	1.30	(e)	17
Year ended 04/30/14	20.23	0.32	3.97	4.29	(0.24)	—	(0.24)	24.28	21.31	(e)	184,409	0.96	(e)	0.97	(e)	1.44	(e)	11
Year ended 04/30/13	16.93	0.23	3.30	3.53	(0.23)	—	(0.23)	20.23	21.11		248,404	1.09		1.61		1.33		12
Class C
Six months ended 10/31/17	24.02	0.09	2.13	2.22	(0.11)	—	(0.11)	26.13	9.27	(f)	473,743	1.53	(d)(f)	1.53	(d)(f)	0.71	(d)(f)	6
Year ended 04/30/17	21.85	0.23	3.61	3.84	(0.32)	(1.35)	(1.67)	24.02	17.70		511,920	1.59		1.59		1.00		18
Year ended 04/30/16	26.03	0.27	(2.29)	(2.02)	(0.19)	(1.97)	(2.16)	21.85	(7.59	)(f)	532,230	1.56	(f)	1.57	(f)	1.15	(f)	15
Year ended 04/30/15	24.28	0.13	1.84	1.97	(0.22)	—	(0.22)	26.03	8.17		637,579	1.57		1.58		0.55		17
Year ended 04/30/14	20.24	0.19	3.96	4.15	(0.11)	—	(0.11)	24.28	20.57		589,910	1.56		1.57		0.84		11
Year ended 04/30/13	16.93	0.14	3.31	3.45	(0.14)	—	(0.14)	20.24	20.52		469,962	1.61		1.61		0.81		12
Class R
Six months ended 10/31/17	24.03	0.14	2.14	2.28	(0.17)	—	(0.17)	26.14	9.53		288,892	1.08	(d)	1.08	(d)	1.16	(d)	6
Year ended 04/30/17	21.86	0.35	3.61	3.96	(0.44)	(1.35)	(1.79)	24.03	18.27		324,055	1.09		1.09		1.50		18
Year ended 04/30/16	26.04	0.38	(2.29)	(1.91)	(0.30)	(1.97)	(2.27)	21.86	(7.14)		358,835	1.09		1.10		1.62		15
Year ended 04/30/15	24.29	0.26	1.84	2.10	(0.35)	—	(0.35)	26.04	8.71		486,154	1.07		1.08		1.05		17
Year ended 04/30/14	20.24	0.30	3.97	4.27	(0.22)	—	(0.22)	24.29	21.22		335,562	1.06		1.07		1.34		11
Year ended 04/30/13	16.93	0.23	3.31	3.54	(0.23)	—	(0.23)	20.24	21.11		220,443	1.11		1.11		1.31		12
Class Y
Six months ended 10/31/17	24.03	0.21	2.13	2.34	(0.23)	—	(0.23)	26.14	9.80		1,781,749	0.58	(d)	0.58	(d)	1.66	(d)	6
Year ended 04/30/17	21.86	0.46	3.61	4.07	(0.55)	(1.35)	(1.90)	24.03	18.86		3,334,930	0.59		0.59		2.00		18
Year ended 04/30/16	26.04	0.49	(2.28)	(1.79)	(0.42)	(1.97)	(2.39)	21.86	(6.67)		3,034,620	0.59		0.60		2.12		15
Year ended 04/30/15	24.29	0.39	1.84	2.23	(0.48)	—	(0.48)	26.04	9.26		3,422,401	0.57		0.58		1.55		17
Year ended 04/30/14	20.25	0.41	3.97	4.38	(0.34)	—	(0.34)	24.29	21.77		2,941,152	0.56		0.57		1.84		11
Year ended 04/30/13	16.93	0.32	3.31	3.63	(0.31)	—	(0.31)	20.25	21.76		2,151,816	0.61		0.61		1.81		12
Class R5
Six months ended 10/31/17	24.02	0.22	2.13	2.35	(0.24)	—	(0.24)	26.13	9.84		786,939	0.51	(d)	0.51	(d)	1.73	(d)	6
Year ended 04/30/17	21.85	0.48	3.62	4.10	(0.58)	(1.35)	(1.93)	24.02	18.98		741,550	0.51		0.51		2.08		18
Year ended 04/30/16	26.04	0.51	(2.29)	(1.78)	(0.44)	(1.97)	(2.41)	21.85	(6.61)		824,228	0.49		0.50		2.22		15
Year ended 04/30/15	24.29	0.41	1.84	2.25	(0.50)	—	(0.50)	26.04	9.36		830,574	0.49		0.50		1.63		17
Year ended 04/30/14	20.24	0.43	3.97	4.40	(0.35)	—	(0.35)	24.29	21.92		631,780	0.49		0.50		1.91		11
Year ended 04/30/13	16.93	0.34	3.31	3.65	(0.34)	—	(0.34)	20.24	21.85		398,311	0.49		0.49		1.93		12
Class R6
Six months ended 10/31/17	24.01	0.23	2.14	2.37	(0.25)	—	(0.25)	26.13	9.94		2,539,818	0.41	(d)	0.41	(d)	1.83	(d)	6
Year ended 04/30/17	21.85	0.50	3.61	4.11	(0.60)	(1.35)	(1.95)	24.01	19.05		702,678	0.41		0.41		2.18		18
Year ended 04/30/16	26.03	0.54	(2.29)	(1.75)	(0.46)	(1.97)	(2.43)	21.85	(6.48)		624,206	0.39		0.40		2.32		15
Year ended 04/30/15	24.28	0.44	1.83	2.27	(0.52)	—	(0.52)	26.03	9.46		595,160	0.39		0.40		1.73		17
Year ended 04/30/14	20.25	0.45	3.95	4.40	(0.37)	—	(0.37)	24.28	21.92		360,178	0.40		0.41		2.00		11
Year ended 04/30/13(g)	17.67	0.22	2.54	2.76	(0.18)	—	(0.18)	20.25	15.73		148,859	0.41	(h)	0.41	(h)	2.01	(h)	12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6,341,920, $33,656, $472,668, $312,615, $2,637,325, $757,909 and $1,497,875 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for the six months ended October 31, 2017 and years ended April 30, 2017, 2016 and 2015 and 0.40% for the year ended April 30, 2014 for Class B shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.96% for the six months ended October 31, 2017 and 0.97% for the year ended April 30, 2016 for Class C shares.
(g)	Commencement date of September 24, 2012.
(h)	Annualized.

18                         Invesco Comstock Fund

NOTE 13—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

19                         Invesco Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,096.70	$4.39	$1,021.02	$4.23	0.83%
Class B	1,000.00	1,096.70	4.39	1,021.02	4.23	0.83
Class C	1,000.00	1,092.70	8.07	1,017.49	7.78	1.53
Class R	1,000.00	1,095.30	5.70	1,019.76	5.50	1.08
Class Y	1,000.00	1,098.00	3.07	1,022.28	2.96	0.58
Class R5	1,000.00	1,098.40	2.70	1,022.63	2.60	0.51
Class R6	1,000.00	1,099.40	2.17	1,023.14	2.09	0.41

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20                         Invesco Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Comstock Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Large-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one period, was in the third quintile for the three year period and was in the second quintile of its performance universe for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual

21                         Invesco Comstock Fund

management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund and below the rate of an offshore fund advised by Invesco Advisers using a similar investment process. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of seven mutual funds sub-advised by Invesco Advisers.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fee rates charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a similar scope of services.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’

or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22                         Invesco Comstock Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd. is retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905 Invesco Distributors, Inc. VK-COM-SAR-1 12182017 0905

Semiannual Report to Shareholders	October 31, 2017

Invesco Dividend Income Fund
Nasdaq:
A: IAUTX ∎ B: IBUTX ∎ C: IUTCX ∎ Y: IAUYX ∎ Investor: FSTUX ∎ R5: FSIUX ∎ R6: IFUTX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
18	Financial Highlights
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.96%
Class B Shares	2.57
Class C Shares	2.55
Class Y Shares	3.07
Investor Class Shares	2.94
Class R5 Shares	3.12
Class R6 Shares	3.12
S&P 500 Index▼ (Broad Market Index)	9.10
Dow Jones U.S. Select Dividend Index▼ (Style-Specific Index)	5.40
Russell 1000 Value Index▼ (Style-Specific Index)	5.46
Lipper Equity Income Funds Index∎ (Peer-Group Index)	6.99
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Dow Jones U.S. Select Dividend™ Index represents the country’s leading stocks by dividend yield.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

 For more information about your Fund

 Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting  invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your  Fund; then click on its name to access its product detail page. There, you can learn more about your  Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights  about market and economic news and trends.

2                               Invesco Dividend Income Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	8.40%
10 Years	4.99
5 Years	10.30
1 Year	5.75

Class B Shares
Inception (3/28/02)	8.39%
10 Years	4.95
5 Years	10.45
1 Year	6.07

Class C Shares
Inception (2/14/00)	3.65%
10 Years	4.80
5 Years	10.72
1 Year	10.08

Class Y Shares
10 Years	5.83%
5 Years	11.84
1 Year	12.16

Investor Class Shares
Inception (6/2/86)	8.67%
10 Years	5.59
5 Years	11.55
1 Year	11.89

Class R5 Shares
Inception (10/25/05)	8.94%
10 Years	6.00
5 Years	11.88
1 Year	12.27

Class R6 Shares
10 Years	5.77%
5 Years	11.94
1 Year	12.33

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (3/28/02)	8.42%
10 Years	5.56
5 Years	10.52
1 Year	4.07

Class B Shares
Inception (3/28/02)	8.41%
10 Years	5.52
5 Years	10.67
1 Year	4.28

Class C Shares
Inception (2/14/00)	3.64%
10 Years	5.37
5 Years	10.94
1 Year	8.30

Class Y Shares
10 Years	6.40%
5 Years	12.07
1 Year	10.41

Investor Class Shares
Inception (6/2/86)	8.68%
10 Years	6.16
5 Years	11.77
1 Year	10.09

Class R5 Shares
Inception (10/25/05)	8.96%
10 Years	6.58
5 Years	12.10
1 Year	10.47

Class R6 Shares
10 Years	6.34%
5 Years	12.17
1 Year	10.56

sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.06%, 1.81%, 1.81%, 0.81%, 1.06%, 0.75% and 0.67%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y,

Investor Class, Class R5 and Class R6 shares was 1.08%, 1.83%, 1.83%, 0.83%, 1.08%, 0.77% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                               Invesco Dividend Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                               Invesco Dividend Income Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.14%
Aerospace & Defense–1.49%
General Dynamics Corp.	72,170	$14,649,067
Lockheed Martin Corp.	67,058	20,664,593
		35,313,660

Air Freight & Logistics–1.58%
United Parcel Service, Inc.–Class B	319,281	37,525,096

Alternative Carriers–0.43%
CenturyLink Inc.	536,542	10,188,933

Asset Management & Custody Banks–2.05%
Federated Investors, Inc.–Class B	503,644	15,648,219
Waddell & Reed Financial, Inc.–Class A	1,761,384	32,920,267
		48,568,486

Drug Retail–0.55%
Walgreens Boots Alliance, Inc.	195,878	12,980,835

Electric Utilities–7.59%
American Electric Power Co., Inc.	277,837	20,673,851
Duke Energy Corp.	440,351	38,887,397
Exelon Corp.	1,233,380	49,594,210
Pinnacle West Capital Corp.	280,553	24,607,304
Portland General Electric Co.	632,963	30,217,653
Xcel Energy, Inc.	320,654	15,878,786
		179,859,201

Electrical Components & Equipment–2.83%
ABB Ltd. (Switzerland)	1,124,197	29,420,217
Emerson Electric Co.	584,471	37,675,000
		67,095,217

Food Distributors–0.95%
Sysco Corp.	405,836	22,572,598

Gas Utilities–5.81%
National Fuel Gas Co.	674,858	39,175,507
Southwest Gas Holdings, Inc.	262,591	21,634,873
WGL Holdings Inc.	896,732	76,849,932
		137,660,312

General Merchandise Stores–1.77%
Target Corp.	712,378	42,058,797

Household Products–4.20%
Kimberly-Clark Corp.	285,416	32,112,154
Procter & Gamble Co. (The)	780,868	67,420,143
		99,532,297

Industrial Machinery–1.57%
Kennametal Inc.	854,860	37,314,639

	Shares	Value
Integrated Oil & Gas–6.97%
Exxon Mobil Corp.	470,211	$39,192,087
Royal Dutch Shell PLC–Class B (United Kingdom)	582,379	18,747,518
Suncor Energy, Inc. (Canada)	1,560,058	52,965,305
TOTAL S.A. (France)	974,042	54,316,247
		165,221,157

Integrated Telecommunication Services–7.69%
AT&T Inc.	1,716,460	57,758,879
BT Group PLC (United Kingdom)	10,442,504	36,108,353
Deutsche Telekom AG (Germany)	2,245,560	40,911,939
Verizon Communications Inc.	995,337	47,646,782
		182,425,953

Motorcycle Manufacturers–1.09%
Harley-Davidson, Inc.	546,098	25,852,279

Multi-Utilities–7.32%
CMS Energy Corp.	361,530	17,487,206
Dominion Energy, Inc.	881,566	71,530,265
National Grid PLC (United Kingdom)	2,012,556	24,221,723
Public Service Enterprise Group Inc.	570,772	28,081,983
Sempra Energy	274,901	32,300,868
		173,622,045

Packaged Foods & Meats–6.69%
Campbell Soup Co.	395,948	18,756,057
Danone S.A. (France)	225,260	18,405,113
General Mills, Inc.	1,093,271	56,762,630
Kraft Heinz Co. (The)	438,403	33,901,704
Nestle S.A. (Switzerland)	365,705	30,756,465
		158,581,969

Paper Packaging–2.30%
International Paper Co.	543,975	31,153,448
Sonoco Products Co.	450,086	23,309,954
		54,463,402

Pharmaceuticals–8.59%
Bayer AG (Germany)	232,976	30,430,544
Bristol-Myers Squibb Co.	889,430	54,842,254
Eli Lilly and Co.	581,629	47,658,680
Johnson & Johnson	189,687	26,444,265
Merck & Co., Inc.	803,514	44,265,586
		203,641,329

Property & Casualty Insurance–1.23%
Travelers Cos., Inc. (The)	220,654	29,225,622

Regional Banks–5.26%
Cullen/Frost Bankers, Inc.	273,799	26,969,201
M&T Bank Corp.	471,503	78,632,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Dividend Income Fund

	Shares	Value
Regional Banks–(continued)
Prosperity Bancshares, Inc.	289,711	$19,057,190
		124,658,946

Restaurants–3.59%
Darden Restaurants, Inc.	167,669	13,794,129
McDonald’s Corp.	426,966	71,264,895
		85,059,024

Semiconductors–1.39%
Microchip Technology Inc.	347,312	32,925,178

Soft Drinks–3.04%
Coca-Cola Co. (The)	1,566,411	72,023,578

Specialized REIT’s–2.08%
Weyerhaeuser Co.	1,372,613	49,290,533

Tobacco–4.08%
Altria Group, Inc.	383,658	24,638,517
Imperial Brands PLC (United Kingdom)	846,812	34,540,210
Philip Morris International Inc.	360,158	37,686,933
		96,865,660
Total Common Stocks & Other Equity Interests (Cost $1,832,873,257)		2,184,526,746

	Shares	Value
Money Market Funds–7.24%
Invesco Government & Agency Portfolio–Institutional Class, 0.95%(b)	102,995,441	$102,995,441
Invesco Treasury Portfolio–Institutional Class, 0.94%(b)	68,663,627	68,663,627
Total Money Market Funds (Cost $171,659,068)		171,659,068
TOTAL INVESTMENTS IN SECURITIES–99.38% (Cost $2,004,532,325)		2,356,185,814
OTHER ASSETS LESS LIABILITIES–0.62%		14,791,082
NET ASSETS–100.00%		$2,370,976,896

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2017

Utilities	20.7%
Consumer Staples	19.5
Health Care	8.6
Financials	8.5
Telecommunication Services	8.1
Industrials	7.5
Energy	7.0
Consumer Discretionary	6.4
Materials	2.3
Real Estate	2.1
Information Technology	1.4
Money Market Funds Plus Other Assets Less Liabilities	7.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Dividend Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/17/17	Citigroup Global Markets Inc.	CAD	11,266,170	USD	9,186,075	$451,867
11/17/17	Citigroup Global Markets Inc.	EUR	14,413,118	USD	17,319,379	514,175
11/17/17	Goldman Sachs International	CAD	11,266,170	USD	9,183,896	449,688
11/17/17	Goldman Sachs International	EUR	14,519,753	USD	17,450,659	521,123
11/17/17	Merrill Lynch International	CAD	11,266,170	USD	9,180,760	446,553
11/17/17	Merrill Lynch International	EUR	14,413,118	USD	17,325,000	519,796
11/17/17	State Street Bank and Trust Co.	EUR	15,926,672	USD	19,127,058	557,102
Subtotal — Appreciation						3,460,304
11/17/17	Goldman Sachs International	USD	848,595	CAD	1,055,347	(30,427)
11/17/17	Merrill Lynch International	USD	150,379	CAD	188,252	(4,435)
Subtotal — Depreciation						(34,862)
Total Forward Foreign Currency Contracts — Currency Risk						3,425,442

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
USD	– U.S. Dollar

7                         Invesco Dividend Income Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,832,873,257)	$2,184,526,746
Investments in affiliated money market funds, at value and cost	171,659,068
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	3,460,304
Foreign currencies, at value (Cost $608,081)	598,250
Receivable for:
Investments sold	7,854,881
Fund shares sold	4,947,073
Dividends	4,920,821
Investment for trustee deferred compensation and retirement plans	137,052
Other assets	166,124
Total assets	2,378,270,319

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	34,862
Payable for:
Investments purchased	1,577,417
Fund shares reacquired	4,409,832
Accrued fees to affiliates	1,112,219
Accrued trustees’ and officers’ fees and benefits	4,838
Trustee deferred compensation and retirement plans	154,255
Total liabilities	7,293,423
Net assets applicable to shares outstanding	$2,370,976,896

Net assets consist of:
Shares of beneficial interest	$1,958,718,884
Undistributed net investment income	3,863,554
Undistributed net realized gain	53,319,987
Net unrealized appreciation	355,074,471
$2,370,976,896

Net Assets:
Class A	$1,019,318,766
Class B	$2,975,578
Class C	$286,500,981
Class Y	$624,330,978
Investor Class	$87,839,207
Class R5	$2,133,501
Class R6	$347,877,885

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	41,708,008
Class B	121,402
Class C	11,579,324
Class Y	25,303,681
Investor Class	3,561,403
Class R5	87,270
Class R6	14,219,735
Class A:
Net asset value per share	$24.44
Maximum offering price per share
(Net asset value of $24.44 ÷ 94.50%)	$25.86
Class B:
Net asset value and offering price per share	$24.51
Class C:
Net asset value and offering price per share	$24.74
Class Y:
Net asset value and offering price per share	$24.67
Investor Class:
Net asset value and offering price per share	$24.66
Class R5:
Net asset value and offering price per share	$24.45
Class R6:
Net asset value and offering price per share	$24.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Dividend Income Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $343,138)	$38,209,028
Dividends from affiliated money market funds	1,070,467
Total investment income	39,279,495

Expenses:
Advisory fees	7,123,019
Administrative services fees	252,098
Custodian fees	7,899
Distribution fees:
Class A	1,390,530
Class B	18,405
Class C	1,508,983
Investor Class	114,141
Transfer agent fees — A, B, C, Y and Investor	1,622,161
Transfer agent fees — R5	1,213
Transfer agent fees — R6	2,842
Trustees’ and officers’ fees and benefits	31,621
Registration and filing fees	118,500
Reports to shareholders	163,224
Professional services fees	4,133
Other	2,271
Total expenses	12,361,040
Less: Fees waived and expense offset arrangement(s)	(171,840)
Net expenses	12,189,200
Net investment income	27,090,295

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	35,674,423
Foreign currencies	(102,772)
Forward foreign currency contracts	(7,477,555)
28,094,096
Change in net unrealized appreciation (depreciation) of:
Investment securities	13,821,545
Foreign currencies	(18,225)
Forward foreign currency contracts	3,035,127
16,838,447
Net realized and unrealized gain	44,932,543
Net increase in net assets resulting from operations	$72,022,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Dividend Income Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income	$27,090,295	$38,059,018
Net realized gain	28,094,096	36,019,365
Change in net unrealized appreciation	16,838,447	133,164,384
Net increase in net assets resulting from operations	72,022,838	207,242,767

Distributions to shareholders from net investment income:
Class A	(10,264,994)	(20,803,893)
Class B	(20,437)	(58,708)
Class C	(1,674,173)	(2,640,699)
Class Y	(7,908,981)	(11,477,833)
Investor Class	(842,475)	(1,696,977)
Class R5	(26,037)	(32,280)
Class R6	(2,466,273)	(1,710,270)
Total distributions from net investment income	(23,203,370)	(38,420,660)

Distributions to shareholders from net realized gains:
Class A	—	(8,645,516)
Class B	—	(37,684)
Class C	—	(1,943,560)
Class Y	—	(4,209,998)
Investor Class	—	(666,199)
Class R5	—	(13,114)
Class R6	—	(567,224)
Total distributions from net realized gains	—	(16,083,295)

Share transactions–net:
Class A	(146,552,311)	193,246,031
Class B	(1,313,040)	(2,923,746)
Class C	(30,598,956)	138,121,491
Class Y	(248,989,802)	572,507,893
Investor Class	(11,276,131)	1,610,402
Class R5	(287,348)	1,707,072
Class R6	258,758,652	14,614,408
Net increase (decrease) in net assets resulting from share transactions	(180,258,936)	918,883,551
Net increase (decrease) in net assets	(131,439,468)	1,071,622,363

Net assets:
Beginning of period	2,502,416,364	1,430,794,001
End of period (includes undistributed net investment income of $3,863,554 and $(23,371), respectively)	$2,370,976,896	$2,502,416,364

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

10                         Invesco Dividend Income Fund

The Fund’s investment objective is current income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

11                         Invesco Dividend Income Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

12                         Invesco Dividend Income Fund

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $164,124.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B

13                         Invesco Dividend Income Fund

and Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2017, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $144,221 in front-end sales commissions from the sale of Class A shares and $19,189, $0 and $35,715 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$2,105,928,467	$78,598,279	$—	$2,184,526,746
Money Market Funds	171,659,068	—	—	171,659,068
	2,277,587,535	78,598,279	—	2,356,185,814
Forward Foreign Currency Contracts*	—	3,425,442	—	3,425,442
Total Investments	$2,277,587,535	$82,023,721	$—	$2,359,661,256

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$3,460,304
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$3,460,304

14                         Invesco Dividend Income Fund

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(34,862)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(34,862)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged		Net Amount
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts		Non-Cash	Cash
Citigroup Global Markets Inc.	$966,042	$—	$966,042	$—	$—	$966,042
Goldman Sachs International	970,811	(30,427)	940,384	—	—	940,384
Merrill Lynch International	966,349	(4,435)	961,914	—	—	961,914
State Street Bank and Trust Co.	557,102	—	557,102	—	—	557,102
Total	$3,460,304	$(34,862)	$3,425,442	$—	$—	$3,425,442

Effect of Derivative Investments for the six months ended October 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(7,477,555)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	3,035,127
Total	$(4,442,428)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$93,052,530

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,716.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15                         Invesco Dividend Income Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $192,043,700 and $192,676,025, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$413,693,624
Aggregate unrealized (depreciation) of investments	(58,640,547)
Net unrealized appreciation of investments	$355,053,077

Cost of investments for tax purposes is $2,004,558,179.

16                         Invesco Dividend Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	3,409,336	$82,455,399	32,872,145	$752,580,540
Class B	2,857	69,274	58,719	1,355,499
Class C	882,959	21,615,546	8,065,437	187,099,792
Class Y	6,535,302	159,512,206	35,600,689	833,032,697
Investor Class	77,582	1,886,729	1,106,288	25,418,112
Class R5	12,201	294,974	88,742	2,042,332
Class R6	11,466,829	276,319,396	1,231,702	28,325,692

Issued as reinvestment of dividends:
Class A	390,441	9,451,898	1,160,417	26,940,241
Class B	765	18,575	3,851	89,617
Class C	59,848	1,467,607	173,487	4,093,920
Class Y	270,911	6,617,516	574,471	13,514,267
Investor Class	32,378	791,068	95,621	2,238,180
Class R5	1,075	26,019	1,934	45,145
Class R6	100,177	2,431,738	98,044	2,277,494

Automatic conversion of Class B shares to Class A shares:
Class A	42,376	1,027,758	121,190	2,802,975
Class B	(42,244)	(1,027,758)	(120,829)	(2,802,975)

Reacquired:
Class A	(9,879,035)	(239,487,366)	(25,280,882)	(589,077,725)
Class B	(15,417)	(373,131)	(67,699)	(1,565,887)
Class C	(2,192,162)	(53,682,109)	(2,251,720)	(53,072,221)
Class Y	(17,063,213)	(415,119,524)	(11,694,780)	(274,039,071)
Investor Class	(569,495)	(13,953,928)	(1,118,748)	(26,045,890)
Class R5	(25,130)	(608,341)	(16,213)	(380,405)
Class R6	(822,497)	(19,992,482)	(674,403)	(15,988,778)
Net increase (decrease) in share activity	(7,324,156)	$(180,258,936)	40,027,463	$918,883,551

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Dividend Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$23.96	$0.26	$0.45	$0.71	$(0.23)	$—	$(0.23)	$24.44	2.96%	$1,019,319	1.00	%(d)	1.01	%(d)	2.16	%(d)	9%
Year ended 04/30/17	22.32	0.41	1.80	2.21	(0.41)	(0.16)	(0.57)	23.96	10.00	1,143,946	1.03		1.05		1.74		6
Year ended 04/30/16	21.03	0.40	1.77	2.17	(0.41)	(0.47)	(0.88)	22.32	10.72	867,596	1.13		1.17		1.91		9
Year ended 04/30/15	19.88	0.41	1.37	1.78	(0.42)	(0.21)	(0.63)	21.03	9.07	413,896	1.12		1.22		1.99		4
Year ended 04/30/14	18.02	0.41	2.16	2.57	(0.48)	(0.23)	(0.71)	19.88	14.66	335,837	1.09		1.29		2.22		4
Year ended 04/30/13	16.93	0.50	2.21	2.71	(0.52)	(1.10)	(1.62)	18.02	16.83	262,332	1.26		1.34		2.87		66
Class B
Six months ended 10/31/17	24.03	0.17	0.45	0.62	(0.14)	—	(0.14)	24.51	2.57	2,976	1.75	(d)	1.76	(d)	1.41	(d)	9
Year ended 04/30/17	22.38	0.23	1.81	2.04	(0.23)	(0.16)	(0.39)	24.03	9.20	4,216	1.78		1.80		0.99		6
Year ended 04/30/16	21.09	0.25	1.77	2.02	(0.26)	(0.47)	(0.73)	22.38	9.87	6,746	1.88		1.92		1.16		9
Year ended 04/30/15	19.93	0.25	1.38	1.63	(0.26)	(0.21)	(0.47)	21.09	8.30	9,578	1.87		1.97		1.24		4
Year ended 04/30/14	18.07	0.27	2.16	2.43	(0.34)	(0.23)	(0.57)	19.93	13.76	12,479	1.84		2.04		1.47		4
Year ended 04/30/13	16.97	0.37	2.21	2.58	(0.38)	(1.10)	(1.48)	18.07	15.92	15,099	2.01		2.09		2.12		66
Class C
Six months ended 10/31/17	24.26	0.17	0.45	0.62	(0.14)	—	(0.14)	24.74	2.55	286,501	1.75	(d)	1.76	(d)	1.41	(d)	9
Year ended 04/30/17	22.60	0.24	1.82	2.06	(0.24)	(0.16)	(0.40)	24.26	9.16	311,194	1.78		1.80		0.99		6
Year ended 04/30/16	21.28	0.25	1.80	2.05	(0.26)	(0.47)	(0.73)	22.60	9.94	154,584	1.88		1.92		1.16		9
Year ended 04/30/15	20.11	0.26	1.39	1.65	(0.27)	(0.21)	(0.48)	21.28	8.29	61,818	1.87		1.97		1.24		4
Year ended 04/30/14	18.24	0.27	2.17	2.44	(0.34)	(0.23)	(0.57)	20.11	13.71	42,150	1.84		2.04		1.47		4
Year ended 04/30/13	17.11	0.37	2.24	2.61	(0.38)	(1.10)	(1.48)	18.24	15.99	27,793	2.01		2.09		2.12		66
Class Y
Six months ended 10/31/17	24.19	0.30	0.44	0.74	(0.26)	—	(0.26)	24.67	3.07	624,331	0.75	(d)	0.76	(d)	2.41	(d)	9
Year ended 04/30/17	22.53	0.47	1.82	2.29	(0.47)	(0.16)	(0.63)	24.19	10.28	860,105	0.78		0.80		1.99		6
Year ended 04/30/16	21.22	0.47	1.78	2.25	(0.47)	(0.47)	(0.94)	22.53	11.01	249,625	0.88		0.92		2.16		9
Year ended 04/30/15	20.06	0.47	1.37	1.84	(0.47)	(0.21)	(0.68)	21.22	9.34	53,878	0.87		0.97		2.24		4
Year ended 04/30/14	18.18	0.46	2.17	2.63	(0.52)	(0.23)	(0.75)	20.06	14.95	22,690	0.84		1.04		2.47		4
Year ended 04/30/13	17.07	0.54	2.24	2.78	(0.57)	(1.10)	(1.67)	18.18	17.16	5,146	1.01		1.09		3.12		66
Investor Class
Six months ended 10/31/17	24.18	0.27	0.44	0.71	(0.23)	—	(0.23)	24.66	2.94	87,839	1.00	(d)	1.01	(d)	2.16	(d)	9
Year ended 04/30/17	22.52	0.41	1.82	2.23	(0.41)	(0.16)	(0.57)	24.18	10.01	97,228	1.03		1.05		1.74		6
Year ended 04/30/16	21.22	0.41	1.78	2.19	(0.42)	(0.47)	(0.89)	22.52	10.69	88,691	1.13		1.17		1.91		9
Year ended 04/30/15	20.05	0.41	1.39	1.80	(0.42)	(0.21)	(0.63)	21.22	9.11	74,957	1.12		1.22		1.99		4
Year ended 04/30/14	18.18	0.41	2.17	2.58	(0.48)	(0.23)	(0.71)	20.05	14.61	70,853	1.09		1.29		2.22		4
Year ended 04/30/13	17.07	0.50	2.23	2.73	(0.52)	(1.10)	(1.62)	18.18	16.84	67,130	1.26		1.34		2.87		66
Class R5
Six months ended 10/31/17	23.97	0.30	0.44	0.74	(0.26)	—	(0.26)	24.45	3.12	2,134	0.71	(d)	0.72	(d)	2.45	(d)	9
Year ended 04/30/17	22.32	0.48	1.81	2.29	(0.48)	(0.16)	(0.64)	23.97	10.38	2,376	0.72		0.74		2.05		6
Year ended 04/30/16	21.04	0.47	1.75	2.22	(0.47)	(0.47)	(0.94)	22.32	10.98	551	0.84		0.85		2.20		9
Year ended 04/30/15	19.88	0.46	1.39	1.85	(0.48)	(0.21)	(0.69)	21.04	9.44	21	0.82		0.83		2.29		4
Year ended 04/30/14	18.03	0.45	2.15	2.60	(0.52)	(0.23)	(0.75)	19.88	14.87	671	0.84		0.87		2.47		4
Year ended 04/30/13	16.94	0.56	2.22	2.78	(0.59)	(1.10)	(1.69)	18.03	17.32	680	0.87		0.88		3.26		66
Class R6
Six months ended 10/31/17	23.98	0.31	0.44	0.75	(0.27)	—	(0.27)	24.46	3.16	347,878	0.61	(d)	0.62	(d)	2.55	(d)	9
Year ended 04/30/17	22.34	0.50	1.80	2.30	(0.50)	(0.16)	(0.66)	23.98	10.42	83,352	0.64		0.66		2.13		6
Year ended 04/30/16	21.05	0.49	1.77	2.26	(0.50)	(0.47)	(0.97)	22.34	11.13	63,000	0.74		0.75		2.30		9
Year ended 04/30/15	19.89	0.48	1.38	1.86	(0.49)	(0.21)	(0.70)	21.05	9.49	51,080	0.78		0.79		2.33		4
Year ended 04/30/14	18.04	0.46	2.15	2.61	(0.53)	(0.23)	(0.76)	19.89	14.89	33,762	0.82		0.83		2.49		4
Year ended 04/30/13(e)	17.55	0.34	1.58	1.92	(0.33)	(1.10)	(1.43)	18.04	11.58	21,141	0.89	(f)	0.89	(f)	3.24	(f)	66

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,103,355, $3,651, $299,336, $761,127, $90,569, $2,405 and $201,758 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

18                         Invesco Dividend Income Fund

NOTE 12—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

19                         Invesco Dividend Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,029.60	$5.12	$1,020.16	$5.09	1.00%
B	1,000.00	1,025.70	8.94	1,016.38	8.89	1.75
C	1,000.00	1,025.50	8.93	1,016.38	8.89	1.75
Y	1,000.00	1,030.70	3.84	1,021.42	3.82	0.75
Investor	1,000.00	1,029.40	5.12	1,020.16	5.09	1.00
R5	1,000.00	1,031.20	3.64	1,021.63	3.62	0.71
R6	1,000.00	1,031.20	3.12	1,022.13	3.11	0.61

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20                         Invesco Dividend Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Dividend Income Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods to the performance of funds in the Broadridge performance universe and against the Lipper Equity Income Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, first quintile for the three year period and third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual

21                         Invesco Dividend Income Fund

management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22                         Invesco Dividend Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905                          Invesco Distributors, Inc.                                                                                  I-DIVI-SAR-1            12212017      1438

Semiannual Report to Shareholders	October 31, 2017

Invesco Energy Fund
Nasdaq:
A: IENAX ∎ B: IENBX ∎ C: IEFCX ∎ Y: IENYX ∎ Investor: FSTEX ∎ R5: IENIX ∎ R6: IENSX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
15 Financial Highlights
17 Fund Expenses
18 Approval of Investment Advisory and Sub-Advisory Contracts
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.91%
Class B Shares	-2.28
Class C Shares	-2.30
Class Y Shares	-1.83
Investor Class Shares	-1.92
Class R5 Shares	-1.71
Class R6 Shares*	-1.67
S&P 500 Index▼ (Broad Market Index)	9.10
MSCI World Energy Index▼ (Style-Specific Index)	6.35
Lipper Natural Resource Funds Index∎ (Peer Group Index)	-2.92
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.
* Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The MSCI World Energy Index is designed to capture the performance of energy stocks across developed market countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Natural Resource Funds Index is an unmanaged index considered representative of natural resource funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Energy Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	5.13%
10 Years	-4.43
5 Years	-6.03
1 Year	-9.61

Class B Shares
Inception (3/28/02)	5.11%
10 Years	-4.46
5 Years	-5.99
1 Year	-9.80

Class C Shares
Inception (2/14/00)	6.30%
10 Years	-4.60
5 Years	-5.67
1 Year	-6.04

Class Y Shares
10 Years	-3.67%
5 Years	-4.72
1 Year	-4.16

Investor Class Shares
Inception (1/19/84)	7.15%
10 Years	-3.88
5 Years	-4.96
1 Year	-4.37

Class R5 Shares
Inception (1/31/06)	-0.44%
10 Years	-3.49
5 Years	-4.58
1 Year	-3.91

Class R6 Shares
10 Years	-3.85%
5 Years	-4.89
1 Year	-4.03
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures-reflect reinvested

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	5.26%
10 Years	-3.73
5 Years	-6.40
1 Year	-12.72

Class B Shares
Inception (3/28/02)	5.25%
10 Years	-3.77
5 Years	-6.37
1 Year	-12.89

Class C Shares
Inception (2/14/00)	6.43%
10 Years	-3.91
5 Years	-6.05
1 Year	-9.26

Class Y Shares
10 Years	-2.97%
5 Years	-5.11
1 Year	-7.43

Investor Class Shares
Inception (1/19/84)	7.22%
10 Years	-3.19
5 Years	-5.34
1 Year	-7.67

Class R5 Shares
Inception (1/31/06)	-0.32%
10 Years	-2.79
5 Years	-4.97
1 Year	-7.26

Class R6 Shares
10 Years	-3.16%
5 Years	-5.29
1 Year	-7.41
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.27%, 2.02%, 2.02%, 1.02%, 1.27%, 0.86% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Energy Fund

Letters to Shareholders
Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Energy Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.07%
Diversified Metals & Mining–1.01%
Turquoise Hill Resources Ltd. (Canada)(b)	2,119,759	$6,507,660

Integrated Oil & Gas–30.63%
BP PLC–ADR (United Kingdom)	987,524	40,162,601
Cenovus Energy Inc. (Canada)	1,705,163	16,548,051
Chevron Corp.	290,370	33,650,979
Exxon Mobil Corp.	148,994	12,418,650
Occidental Petroleum Corp.	305,336	19,715,545
Royal Dutch Shell PLC–Class A–ADR (United Kingdom)	589,454	37,153,286
Suncor Energy, Inc. (Canada)	1,094,272	37,151,472
		196,800,584

Oil & Gas Drilling–3.66%
Ensco PLC–Class A	1,078,571	5,813,498
Helmerich & Payne, Inc.	326,152	17,713,315
		23,526,813

Oil & Gas Equipment & Services–13.65%
Baker Hughes, a GE Co.	353,620	11,114,277
Core Laboratories N.V.	214,158	21,394,384
Halliburton Co.	317,758	13,580,977
Oceaneering International, Inc.	328,907	6,650,500
Schlumberger Ltd.	270,064	17,284,096
Superior Energy Services, Inc.(b)	1,307,332	11,530,668
Tidewater Inc.–Series A–Wts. expiring 07/31/2023(b)	24,724	66,755
Tidewater Inc.–Series B–Wts. expiring 07/31/2023(b)	26,728	51,050
Weatherford International PLC(b)	1,746,971	6,061,989
		87,734,696

Oil & Gas Exploration & Production–44.93%
Anadarko Petroleum Corp.	400,574	19,776,338
Apache Corp.	447,771	18,524,286
Cabot Oil & Gas Corp.	711,522	19,709,159
Canadian Natural Resources Ltd. (Canada)	1,112,593	38,825,624
Cobalt International Energy, Inc.(b)	557,269	540,551

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Concho Resources Inc.(b)	91,883	$12,331,617
Devon Energy Corp.	796,340	29,384,946
EOG Resources, Inc.	204,271	20,400,545
Hess Corp.	544,060	24,025,690
Noble Energy, Inc.	1,049,221	29,241,789
PrairieSky Royalty Ltd. (Canada)	1,221,674	32,518,631
Range Resources Corp.	1,108,999	20,083,972
Tullow Oil PLC (Ghana)(b)	3,603,401	8,711,899
Whiting Petroleum Corp.(b)	2,437,902	14,651,791
		288,726,838

Oil & Gas Refining & Marketing–5.19%
Caltex Australia Ltd. (Australia)	578,715	15,211,168
Phillips 66	198,918	18,117,451
		33,328,619
Total Common Stocks & Other Equity Interests (Cost $785,712,086)		636,625,210

	Principal Amount
Bonds & Notes–0.36%
Oil & Gas Exploration & Production–0.36%
Cobalt International Energy, Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024 (Cost $7,748,978)	$17,188,000	2,320,380

	Shares
Money Market Funds–0.87%
Invesco Government & Agency Portfolio–Institutional Class, 0.95%(c)	3,344,989	3,344,989
Invesco Treasury Portfolio–Institutional Class, 0.94%(c)	2,229,992	2,229,992
Total Money Market Funds (Cost $5,574,981)		5,574,981
TOTAL INVESTMENTS IN SECURITIES–100.30% (Cost $799,036,045)		644,520,571
OTHER ASSETS LESS LIABILITIES–(0.30)%		(1,921,177)
NET ASSETS–100.00%		$642,599,394

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible

Sr.	– Senior
Unsec.	– Unsecured

Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2017

Oil & Gas Exploration & Production	45.3%
Integrated Oil & Gas	30.6
Oil & Gas Equipment & Services	13.6
Oil & Gas Refining & Marketing	5.2
Oil & Gas Drilling	3.7
Diversified Metals & Mining	1.0
Money Market Funds Plus Other Assets Less Liabilities	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Energy Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $793,461,064)	$638,945,590
Investments in affiliated money market funds, at value and cost	5,574,981
Foreign currencies, at value (Cost $333,581)	331,204
Receivable for:
Fund shares sold	333,755
Dividends and interest	537,734
Investment for trustee deferred compensation and retirement plans	264,134
Other assets	52,182
Total assets	646,039,580

Liabilities:
Payable for:
Investments purchased	802,193
Fund shares reacquired	1,677,457
Accrued fees to affiliates	565,343
Accrued trustees’ and officers’ fees and benefits	2,792
Accrued other operating expenses	96,143
Trustee deferred compensation and retirement plans	296,258
Total liabilities	3,440,186
Net assets applicable to shares outstanding	$642,599,394

Net assets consist of:
Shares of beneficial interest	$928,754,413
Undistributed net investment income	13,506,837
Undistributed net realized gain (loss)	(145,140,433)
Net unrealized appreciation (depreciation)	(154,521,423)
$642,599,394

Net Assets:
Class A	$336,446,679
Class B	$1,786,984
Class C	$100,444,119
Class Y	$58,172,302
Investor Class	$137,733,493
Class R5	$7,955,418
Class R6	$60,399

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,974,852
Class B	85,043
Class C	4,922,181
Class Y	2,405,037
Investor Class	5,745,220
Class R5	320,783
Class R6	2,435
Class A:
Net asset value per share	$24.08
Maximum offering price per share
(Net asset value of $24.08 ÷ 94.50%)	$25.48
Class B:
Net asset value and offering price per share	$21.01
Class C:
Net asset value and offering price per share	$20.41
Class Y:
Net asset value and offering price per share	$24.19
Investor Class:
Net asset value and offering price per share	$23.97
Class R5:
Net asset value and offering price per share	$24.80
Class R6:
Net asset value and offering price per share	$24.81

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Energy Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $458,439)	$12,966,235
Dividends from affiliated money market funds	14,288
Interest	648,034
Total investment income	13,628,557

Expenses:
Advisory fees	2,334,814
Administrative services fees	91,497
Custodian fees	25,168
Distribution fees:
Class A	436,559
Class B	12,367
Class C	526,718
Investor Class	177,728
Transfer agent fees — A, B, C, Y and Investor	915,784
Transfer agent fees — R5	4,025
Transfer agent fees — R6	6
Trustees’ and officers’ fees and benefits	18,414
Registration and filing fees	59,645
Reports to shareholders	172,530
Professional services fees	29,027
Other	8,158
Total expenses	4,812,440
Less: Fees waived and expense offset arrangement(s)	(11,486)
Net expenses	4,800,954
Net investment income	8,827,603

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(2,840,441)
Foreign currencies	(10,739)
(2,851,180)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(23,918,236)
Foreign currencies	1,279
(23,916,957)
Net realized and unrealized gain (loss)	(26,768,137)
Net increase (decrease) in net assets resulting from operations	$(17,940,534)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Energy Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income	$8,827,603	$6,692,127
Net realized gain (loss)	(2,851,180)	(131,420,758)
Change in net unrealized appreciation (depreciation)	(23,916,957)	50,610,768
Net increase (decrease) in net assets resulting from operations	(17,940,534)	(74,117,863)

Distributions to shareholders from net investment income:
Class A	—	(5,633,187)
Class B	—	(29,516)
Class C	—	(761,740)
Class Y	—	(666,811)
Investor Class	—	(2,202,011)
Class R5	—	(320,856)
Total distributions from net investment income	—	(9,614,121)

Share transactions–net:
Class A	(48,380,861)	(84,110,052)
Class B	(1,388,470)	(4,516,179)
Class C	(16,944,430)	(22,962,986)
Class Y	(4,099,738)	19,354,104
Investor Class	(18,044,752)	(32,928,074)
Class R5	(738,759)	(11,621,315)
Class R6	51,524	10,000
Net increase (decrease) in net assets resulting from share transactions	(89,545,486)	(136,774,502)
Net increase (decrease) in net assets	(107,486,020)	(220,506,486)

Net assets:
Beginning of period	750,085,414	970,591,900
End of period (includes undistributed net investment income of $13,506,837 and $4,679,234, respectively)	$642,599,394	$750,085,414

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

8                         Invesco Energy Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

9                         Invesco Energy Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

10                         Invesco Energy Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $2,278.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2017, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

11                         Invesco Energy Fund

proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $28,053 in front-end sales commissions from the sale of Class A shares and $4,647, $422 and $3,564 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$621,414,042	$15,211,168	$—	$636,625,210
Bonds & Notes	—	2,320,380	—	2,320,380
Money Market Funds	5,574,981	—	—	5,574,981
Total Investments	$626,989,023	$17,531,548	$—	$644,520,571

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2017, the Fund engaged in securities purchases of $866,298.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,208.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

12                         Invesco Energy Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2017 as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$11,569,163	$121,344,347	$132,913,510

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $24,655,688 and $103,502,163, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$73,206,701
Aggregate unrealized (depreciation) of investments	(239,703,853)
Net unrealized appreciation (depreciation) of investments	$(166,497,152)

Cost of investments for tax purposes is $811,017,723.

13                         Invesco Energy Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,031,855	$23,805,170	4,127,022	$109,294,080
Class B	1,133	22,546	10,798	252,897
Class C	224,835	4,423,449	805,712	18,191,637
Class Y	522,861	12,351,005	1,826,182	48,044,192
Investor Class	369,924	8,418,049	1,343,277	35,876,212
Class R5	71,327	1,710,802	274,247	7,469,371
Class R6(b)	2,051	51,524	384	10,000

Issued as reinvestment of dividends:
Class A	—	—	180,720	5,287,869
Class B	—	—	1,085	27,889
Class C	—	—	28,289	706,088
Class Y	—	—	18,549	544,029
Investor Class	—	—	73,100	2,129,412
Class R5	—	—	10,664	320,122

Automatic conversion of Class B shares to Class A shares:
Class A	44,385	1,031,149	120,555	3,129,003
Class B	(50,774)	(1,031,149)	(137,564)	(3,129,003)

Reacquired:
Class A	(3,155,782)	(73,217,180)	(7,676,448)	(201,821,004)
Class B	(18,770)	(379,867)	(72,334)	(1,667,962)
Class C	(1,083,924)	(21,367,879)	(1,862,323)	(41,860,711)
Class Y	(707,959)	(16,450,743)	(1,123,993)	(29,234,117)
Investor Class	(1,147,327)	(26,462,801)	(2,706,747)	(70,933,698)
Class R5	(102,224)	(2,449,561)	(736,228)	(19,410,808)
Net increase (decrease) in share activity	(3,998,389)	$(89,545,486)	(5,495,053)	$(136,774,502)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

14                         Invesco Energy Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$24.54	$0.32	(d)	$(0.78)		$(0.46)	$—	$—	$—	$24.08	(1.87)%		$336,447	1.35	%(e)	1.35	%(e)	2.75	%(d)(e)	4%
Year ended 04/30/17	27.04	0.22		(2.41)		(2.19)	(0.31)	—	(0.31)	24.54	(8.29)		393,998	1.27		1.27		0.84		22
Year ended 04/30/16	35.41	0.27		(8.28	)(f)	(8.01)	(0.15)	(0.21)	(0.36)	27.04	(22.45	)(f)	521,910	1.26		1.27		1.05		22
Year ended 04/30/15	49.87	0.29		(10.33)		(10.04)	(0.13)	(4.29)	(4.42)	35.41	(18.60)		628,443	1.16		1.17		0.69		27
Year ended 04/30/14	40.52	0.19		9.57		9.76	(0.20)	(0.21)	(0.41)	49.87	24.23		662,813	1.15		1.15		0.43		14
Year ended 04/30/13	39.00	0.14		1.38		1.52	—	—	—	40.52	3.90		619,826	1.15		1.16		0.37		56
Class B
Six months ended 10/31/17	21.50	0.20	(d)	(0.69)		(0.49)	—	—	—	21.01	(2.28)		1,787	2.10	(e)	2.10	(e)	2.00	(d)(e)	4
Year ended 04/30/17	23.73	0.02		(2.13)		(2.11)	(0.12)	—	(0.12)	21.50	(8.96)		3,299	2.02		2.02		0.09		22
Year ended 04/30/16	31.28	0.07		(7.33	)(f)	(7.26)	(0.08)	(0.21)	(0.29)	23.73	(23.05	)(f)	8,341	2.01		2.02		0.30		22
Year ended 04/30/15	44.93	(0.02)		(9.34)		(9.36)	—	(4.29)	(4.29)	31.28	(19.20)		18,940	1.91		1.92		(0.06)		27
Year ended 04/30/14	36.63	(0.13)		8.64		8.51	—	(0.21)	(0.21)	44.93	23.31		37,293	1.90		1.90		(0.32)		14
Year ended 04/30/13	35.52	(0.13)		1.24		1.11	—	—	—	36.63	3.12		50,241	1.90		1.91		(0.38)		56
Class C
Six months ended 10/31/17	20.88	0.20	(d)	(0.67)		(0.47)	—	—	—	20.41	(2.25)		100,444	2.10	(e)	2.10	(e)	2.00	(d)(e)	4
Year ended 04/30/17	23.05	0.02		(2.07)		(2.05)	(0.12)	—	(0.12)	20.88	(8.97)		120,722	2.02		2.02		0.09		22
Year ended 04/30/16	30.39	0.06		(7.11	)(f)	(7.05)	(0.08)	(0.21)	(0.29)	23.05	(23.03	)(f)	156,964	2.01		2.02		0.30		22
Year ended 04/30/15	43.83	(0.02)		(9.13)		(9.15)	—	(4.29)	(4.29)	30.39	(19.21)		194,893	1.91		1.92		(0.06)		27
Year ended 04/30/14	35.74	(0.13)		8.43		8.30	—	(0.21)	(0.21)	43.83	23.31		177,502	1.90		1.90		(0.32)		14
Year ended 04/30/13	34.66	(0.13)		1.21		1.08	—	—	—	35.74	3.12		164,978	1.90		1.91		(0.38)		56
Class Y
Six months ended 10/31/17	24.63	0.35	(d)	(0.79)		(0.44)	—	—	—	24.19	(1.79)		58,172	1.10	(e)	1.10	(e)	3.00	(d)(e)	4
Year ended 04/30/17	27.12	0.29		(2.41)		(2.12)	(0.37)	—	(0.37)	24.63	(8.03)		63,783	1.02		1.02		1.09		22
Year ended 04/30/16	35.47	0.34		(8.31	)(f)	(7.97)	(0.17)	(0.21)	(0.38)	27.12	(22.28	)(f)	50,706	1.01		1.02		1.30		22
Year ended 04/30/15	50.00	0.38		(10.37)		(9.99)	(0.25)	(4.29)	(4.54)	35.47	(18.38)		78,476	0.91		0.92		0.94		27
Year ended 04/30/14	40.70	0.30		9.60		9.90	(0.39)	(0.21)	(0.60)	50.00	24.54		65,123	0.90		0.90		0.68		14
Year ended 04/30/13	39.07	0.23		1.40		1.63	—	—	—	40.70	4.17		55,196	0.90		0.91		0.62		56
Investor Class
Six months ended 10/31/17	24.44	0.32	(d)	(0.79)		(0.47)	—	—	—	23.97	(1.92)		137,733	1.35	(e)	1.35	(e)	2.75	(d)(e)	4
Year ended 04/30/17	26.93	0.22		(2.40)		(2.18)	(0.31)	—	(0.31)	24.44	(8.29)		159,402	1.27		1.27		0.84		22
Year ended 04/30/16	35.27	0.27		(8.25	)(f)	(7.98)	(0.15)	(0.21)	(0.36)	26.93	(22.45	)(f)	210,374	1.26		1.27		1.05		22
Year ended 04/30/15	49.69	0.29		(10.29)		(10.00)	(0.13)	(4.29)	(4.42)	35.27	(18.59)		295,318	1.16		1.17		0.69		27
Year ended 04/30/14	40.38	0.19		9.53		9.72	(0.20)	(0.21)	(0.41)	49.69	24.22		419,142	1.15		1.15		0.43		14
Year ended 04/30/13	38.86	0.14		1.38		1.52	—	—	—	40.38	3.91		363,981	1.15		1.16		0.37		56
Class R5
Six months ended 10/31/17	25.23	0.38	(d)	(0.81)		(0.43)	—	—	—	24.80	(1.71)		7,955	0.92	(e)	0.92	(e)	3.18	(d)(e)	4
Year ended 04/30/17	27.77	0.34		(2.46)		(2.12)	(0.42)	—	(0.42)	25.23	(7.88)		8,871	0.86		0.86		1.25		22
Year ended 04/30/16	36.24	0.40		(8.48	)(f)	(8.08)	(0.18)	(0.21)	(0.39)	27.77	(22.10	)(f)	22,298	0.84		0.85		1.47		22
Year ended 04/30/15	50.97	0.44		(10.57)		(10.13)	(0.31)	(4.29)	(4.60)	36.24	(18.30)		32,046	0.79		0.80		1.06		27
Year ended 04/30/14	41.51	0.35		9.80		10.15	(0.48)	(0.21)	(0.69)	50.97	24.68		31,942	0.79		0.79		0.79		14
Year ended 04/30/13	39.81	0.29		1.41		1.70	—	—	—	41.51	4.27		24,693	0.78		0.79		0.74		56
Class R6
Six months ended 10/31/17	25.23	0.39	(d)	(0.81)		(0.42)	—	—	—	24.81	(1.67)		60	0.90	(e)	0.90	(e)	3.20	(d)(e)	4
Year ended 04/30/17(g)	26.31	0.03		(1.11)		(1.08)	—	—	—	25.23	(4.11)		10	0.81	(h)	0.81	(h)	1.30	(h)	22

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.16 and 2.02%, $0.04 and 1.27%, $0.04 and 1.27%, $0.19 and 2.27%, $0.16 and 2.02%, $0.22 and 2.45% and $0.23 and 2.47% for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $346,400, $2,453, $104,485, $56,342, $141,023, $7,981 and $17 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(8.21), $(7.26), $(7.04), $(8.24), $(8.18) and $(8.41). Total returns would have been lower.
(g)	Commencement date of April 4, 2017.
(h)	Annualized.

15                         Invesco Energy Fund

NOTE 12—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

16                         Invesco Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$980.90	$6.74	$1,018.40	$6.87	1.35%
B	1,000.00	977.20	10.47	1,014.62	10.66	2.10
C	1,000.00	977.00	10.46	1,014.62	10.66	2.10
Y	1,000.00	981.70	5.49	1,019.66	5.60	1.10
Investor	1,000.00	980.80	6.74	1,018.40	6.87	1.35
R5	1,000.00	982.90	4.60	1,020.57	4.69	0.92
R6	1,000.00	983.30	4.50	1,020.67	4.58	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17                         Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Energy Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Natural Resource Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Trustees that the Lipper Natural Resources category includes most funds that have other natural resource mandates beyond energy making relative performance comparisons difficult. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the

18                         Invesco Energy Fund

Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one off-shore fund with an investment strategy comparable to the Fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The

Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19                         Invesco Energy Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905 Invesco Distributors, Inc.	I-ENE-SAR-1 12202017 1532

Semiannual Report to Shareholders	October 31, 2017

Invesco Gold & Precious Metals Fund Nasdaq: A: IGDAX ◾ B: IGDBX ◾ C: IGDCX ◾ Y: IGDYX ◾ Investor: FGLDX ◾ R6: IGDSX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
15 Financial Highlights
16 Fund Expenses
17 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.44%
Class B Shares	-2.05
Class C Shares	-1.90
Class Y Shares	-1.18
Investor Class Shares	-1.67
Class R6 Shares*	-1.41
S&P 500 Index▼ (Broad Market Index)	9.10
Philadelphia Gold & Silver Index (price only)▼ (Style-Specific Index)	-2.29
Lipper Precious Metals Equity Funds Index∎ (Peer Group Index)	-1.84

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

* Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Philadelphia Gold & Silver Index (price only) is a capitalization-weighted, price-only index on the Philadelphia Stock Exchange that includes the leading companies involved in mining gold and silver.

    The Lipper Precious Metals Equity Funds Index is an unmanaged index considered representative of precious metals funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Gold & Precious Metals Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	5.53%
10 Years	-4.72
5 Years	-12.98
1 Year	-15.39

Class B Shares
Inception (3/28/02)	5.61%
10 Years	-4.78
5 Years	-13.00
1 Year	-15.39

Class C Shares
Inception (2/14/00)	6.61%
10 Years	-4.93
5 Years	-12.68
1 Year	-12.00

Class Y Shares
10 Years	-3.99%
5 Years	-11.80
1 Year	-10.30

Investor Class Shares
Inception (1/19/84)	0.34%
10 Years	-4.22
5 Years	-12.05
1 Year	-10.65

Class R6 Shares
10 Years	-4.16%
5 Years	-11.97
1 Year	-10.33

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	5.75%
10 Years	-3.33
5 Years	-12.81
1 Year	-18.31

Class B Shares
Inception (3/28/02)	5.84%
10 Years	-3.37
5 Years	-12.83
1 Year	-18.15

Class C Shares
Inception (2/14/00)	6.84%
10 Years	-3.52
5 Years	-12.49
1 Year	-14.83

Class Y Shares
10 Years	-2.58%
5 Years	-11.64
1 Year	-13.31

Investor Class Shares
Inception (1/19/84)	0.43%
10 Years	-2.79
5 Years	-11.84
1 Year	-13.49

Class R6 Shares
10 Years	-2.74%
5 Years	-11.77
1 Year	-13.26

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares was 1.44%, 2.19%, 2.19%, 1.19%, 1.44% and 0.97%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares was 1.45%, 2.20%, 2.20%, 1.20%, 1.45% and 0.98%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                         Invesco Gold & Precious Metals Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Gold & Precious Metals Fund

Schedule of Investments

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.17%
Australia–1.02%
Gold Road Resources Ltd.(a)	5,904,195	$3,118,159

Brazil–1.68%
Yamana Gold Inc.	1,958,219	5,110,952

Canada–75.04%
Agnico Eagle Mines Ltd.	303,221	13,532,753
Alamos Gold Inc.–Class A	1,222,337	7,740,868
Atlantic Gold Corp.(a)	660,868	706,920
B2Gold Corp.(a)	3,531,141	8,977,709
Barrick Gold Corp.	587,265	8,485,979
Belo Sun Mining Corp.(a)	11,867,534	4,875,431
Chesapeake Gold Corp.(a)	592,201	1,730,562
Continental Gold Inc.(a)	4,369,676	10,499,958
Detour Gold Corp.(a)	759,127	8,090,843
Franco-Nevada Corp.	190,074	15,104,555
Goldcorp, Inc.	929,800	12,143,188
INV Metals Inc.(a)	2,526,403	1,429,559
Ivanhoe Mines Ltd.–Class A(a)	2,827,253	10,234,301
Kinross Gold Corp.(a)	4,493,456	17,763,449
Lundin Gold Inc.(a)	2,361,497	9,042,551
Nevsun Resources Ltd.	2,702,656	6,368,556
New Gold Inc.(a)	2,010,111	6,653,107
Premier Gold Mines Ltd.(a)	1,533,146	4,076,189
Pretium Resources Inc.(a)	982,445	11,057,361
Primero Mining Corp.(a)	2,504,151	164,989
Sandstorm Gold Ltd.(a)	1,988,722	8,570,882
SEMAFO Inc.(a)	3,563,672	8,949,924
Superior Gold Inc.(a)	1,036,715	739,305
TMAC Resources Inc.–REGS(a)(b)	845,542	5,289,143
Torex Gold Resources Inc.(a)	1,169,858	16,131,907
Turquoise Hill Resources Ltd.(a)	6,103,578	18,640,491
Wheaton Precious Metals Corp.	574,212	11,909,157
		228,909,637

	Shares	Value
Mali–2.81%
Randgold Resources Ltd.–ADR	87,240	$8,573,075

Mexico–1.87%
Fresnillo PLC	330,260	5,712,100

Monaco–2.03%
Endeavour Mining Corp.(a)	348,411	6,192,593

Tanzania–0.94%
Acacia Mining PLC	1,203,253	2,881,918

United States–12.78%
Boart Longyear Ltd.(a)	8,083,336	68,788
Boart Longyear Ltd.–Wts., expiring 09/13/2024(a)	11,188,146	42,817
Coeur Mining, Inc.(a)	539,281	4,093,143
iShares® Gold Trust–ETF(a)	665,500	8,125,755
Newmont Mining Corp.	413,526	14,953,100
SPDR® Gold Trust–ETF(a)	85,200	10,281,084
Tahoe Resources Inc.	294,514	1,413,101
		38,977,788
Total Common Stocks & Other Equity Interests (Cost $318,202,415)		299,476,222

Money Market Funds–2.15%
Invesco Government & Agency Portfolio–Institutional Class, 0.95%(c)	3,944,913	3,944,913
Invesco Treasury Portfolio–Institutional Class, 0.94%(c)	2,629,942	2,629,942
Total Money Market Funds (Cost $6,574,855)		6,574,855
TOTAL INVESTMENTS IN SECURITIES–100.32% (Cost $324,777,270)		306,051,077
OTHER ASSETS LESS LIABILITIES–(0.32)%		(988,296)
NET ASSETS–100.00%		$305,062,781

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund

REGS	– Regulation S
SPDR	– Standard & Poor’s Depositary Receipt

Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2017 represented 1.73% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2017

Gold	72.4%
Diversified Metals & Mining	9.9
Investment Companies — Exchange Traded Funds	6.0
Silver	5.3
Precious Metals & Minerals	2.5
Copper	2.1
Construction & Engineering	0.0
Money Market Funds Plus Other Assets Less Liabilities	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Gold & Precious Metals Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $318,202,415)	$299,476,222
Investments in affiliated money market funds, at value and cost	6,574,855
Receivable for:
Investments sold	474,648
Fund shares sold	436,933
Dividends	7,099
Investment for trustee deferred compensation and retirement plans	103,857
Other assets	50,340
Total assets	307,123,954

Liabilities:
Other investments:
Payable for:
Investments purchased	1,256,967
Fund shares reacquired	341,856
Accrued fees to affiliates	266,496
Accrued trustees’ and officers’ fees and benefits	2,098
Accrued other operating expenses	78,481
Trustee deferred compensation and retirement plans	115,275
Total liabilities	2,061,173
Net assets applicable to shares outstanding	$305,062,781

Net assets consist of:
Shares of beneficial interest	$533,295,703
Undistributed net investment income (loss)	(27,278,031)
Undistributed net realized gain (loss)	(182,225,801)
Net unrealized appreciation (depreciation)	(18,729,090)
$305,062,781

Net Assets:
Class A	$134,460,693
Class B	$1,252,171
Class C	$28,910,821
Class Y	$65,253,711
Investor Class	$74,606,567
Class R6	$578,818

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	32,812,881
Class B	326,747
Class C	7,019,772
Class Y	15,589,953
Investor Class	18,096,411
Class R6	138,128
Class A:
Net asset value per share	$4.10
Maximum offering price per share
(Net asset value of $4.10 ÷ 94.50%)	$4.34
Class B:
Net asset value and offering price per share	$3.83
Class C:
Net asset value and offering price per share	$4.12
Class Y:
Net asset value and offering price per share	$4.19
Investor Class:
Net asset value and offering price per share	$4.12
Class R6:
Net asset value and offering price per share	$4.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Gold & Precious Metals Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $72,393)	$585,890
Dividends from affiliated money market funds	32,012
Total investment income	617,902

Expenses:
Advisory fees	1,185,433
Administrative services fees	48,956
Custodian fees	15,589
Distribution fees:
Class A	182,834
Class B	8,333
Class C	156,879
Investor Class	99,168
Transfer agent fees — A,B,C,Y and Investor	468,332
Transfer agent fees — R6	40
Trustees’ and officers’ fees and benefits	14,489
Registration and filing fees	52,583
Reports to shareholders	48,641
Professional services fees	15,313
Other	2,677
Total expenses	2,299,267
Less: Fees waived and expense offset arrangement(s)	(9,987)
Net expenses	2,289,280
Net investment income (loss)	(1,671,378)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	4,240,087
Foreign currencies	986
4,241,073
Change in net unrealized appreciation (depreciation) of:
Investment securities	(7,375,207)
Foreign currencies	(10,970)
(7,386,177)
Net realized and unrealized gain (loss)	(3,145,104)
Net increase (decrease) in net assets resulting from operations	$(4,816,482)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Gold & Precious Metals Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$(1,671,378)	$(3,659,905)
Net realized gain (loss)	4,241,073	(947,317)
Change in net unrealized appreciation (depreciation)	(7,386,177)	(35,826,264)
Net increase (decrease) in net assets resulting from operations	(4,816,482)	(40,433,486)

Distributions to shareholders from net investment income:
Class A	—	(12,452,356)
Class B	—	(209,541)
Class C	—	(2,441,566)
Class Y	—	(3,722,353)
Investor Class	—	(6,766,877)
Total distributions from net investment income	—	(25,592,693)

Share transactions–net:
Class A	(8,861,988)	17,416,050
Class B	(657,119)	(1,842,792)
Class C	(2,132,652)	1,984,777
Class Y	20,663,714	13,926,443
Investor Class	(2,983,394)	(3,265,984)
Class R6	583,295	10,000
Net increase in net assets resulting from share transactions	6,611,856	28,228,494
Net increase (decrease) in net assets	1,795,374	(37,797,685)

Net assets:
Beginning of period	303,267,407	341,065,092
End of period (includes undistributed net investment income (loss) of $(27,278,031) and $(25,606,653), respectively)	$305,062,781	$303,267,407

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Gold & Precious Metals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

8                         Invesco  Gold & Precious Metals Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer

9                         Invesco  Gold & Precious Metals Fund

derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

10                         Invesco  Gold & Precious Metals Fund

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $4,449.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2017, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $17,855 in front-end sales commissions from the sale of Class A shares and $2,937 and $1,665 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco  Gold & Precious Metals Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Australia	$3,118,159	$—	$—	$3,118,159
Brazil	5,110,952	—	—	5,110,952
Canada	228,909,637	—	—	228,909,637
Mali	8,573,075	—	—	8,573,075
Mexico	5,712,100	—	—	5,712,100
Monaco	6,192,593	—	—	6,192,593
Tanzania	2,881,918	—	—	2,881,918
United States	38,909,000	68,788	—	38,977,788
Money Market Funds	6,574,855	—	—	6,574,855
Total Investments	$305,982,289	$68,788	$—	$306,051,077

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,538.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

12                         Invesco  Gold & Precious Metals Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,513,707	$164,017,785	$170,531,492

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $48,040,207 and $39,627,803, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$41,892,144
Aggregate unrealized (depreciation) of investments	(106,997,138)
Net unrealized appreciation (depreciation) of investments	$(65,104,994)

Cost of investments for tax purposes is $371,156,071.

13                         Invesco  Gold & Precious Metals Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	4,656,054	$19,741,363	19,718,951	$97,351,520
Class B	1,224	5,041	78,128	375,403
Class C	527,244	2,235,903	2,578,981	12,721,828
Class Y	7,254,889	31,480,261	9,692,337	47,909,341
Investor Class	654,024	2,795,980	2,540,527	12,496,093
Class R6(b)	136,260	584,790	2,203	10,000

Issued as reinvestment of dividends:
Class A	—	—	2,907,957	11,893,545
Class B	—	—	51,361	197,740
Class C	—	—	542,112	2,244,344
Class Y	—	—	773,739	3,226,492
Investor Class	—	—	1,559,764	6,426,229

Automatic conversion of Class B shares to Class A shares:
Class A	104,385	439,436	277,706	1,322,921
Class B	(111,534)	(439,436)	(296,055)	(1,322,921)

Reacquired:
Class A	(6,852,776)	(29,042,787)	(19,757,561)	(93,151,936)
Class B	(56,144)	(222,724)	(244,108)	(1,093,014)
Class C	(1,025,092)	(4,368,555)	(2,732,163)	(12,981,395)
Class Y	(2,454,833)	(10,816,547)	(7,914,829)	(37,209,390)
Investor Class	(1,354,611)	(5,779,374)	(4,527,271)	(22,188,306)
Class R6	(335)	(1,495)	—	—
Net increase in share activity	1,478,755	$6,611,856	5,251,779	$28,228,494

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

14                         Invesco  Gold & Precious Metals Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$4.16	$(0.02)	$(0.04)	$(0.06)	$—	$—	$—	$4.10	(1.44)%	$134,461	1.42	%(d)	1.42	%(d)	(1.03	)%(d)	13%
Year ended 04/30/17	5.05	(0.05)	(0.46)	(0.51)	(0.38)	—	(0.38)	4.16	(9.90)	145,269	1.41		1.42		(1.00)		28
Year ended 04/30/16	4.00	(0.03)	1.08	1.05	—	—	—	5.05	26.25	160,494	1.54		1.54		(0.90)		23
Year ended 04/30/15	4.75	(0.04)	(0.71)	(0.75)	—	—	—	4.00	(15.79)	113,862	1.45		1.46		(0.89)		35
Year ended 04/30/14	5.44	(0.02)	(0.67)	(0.69)	—	—	—	4.75	(12.68)	141,237	1.45		1.46		(0.47)		18
Year ended 04/30/13	7.78	(0.02)	(2.17)	(2.19)	—	(0.15)	(0.15)	5.44	(28.65)	131,605	1.32		1.32		(0.21)		25
Class B
Six months ended 10/31/17	3.91	(0.04)	(0.04)	(0.08)	—	—	—	3.83	(2.05)	1,252	2.17	(d)	2.17	(d)	(1.78	)(d)	13
Year ended 04/30/17	4.75	(0.08)	(0.43)	(0.51)	(0.33)	—	(0.33)	3.91	(10.60)	1,927	2.16		2.17		(1.75)		28
Year ended 04/30/16	3.79	(0.05)	1.01	0.96	—	—	—	4.75	25.33	4,289	2.29		2.29		(1.65)		23
Year ended 04/30/15	4.52	(0.07)	(0.66)	(0.73)	—	—	—	3.79	(16.15)	5,314	2.20		2.21		(1.64)		35
Year ended 04/30/14	5.24	(0.06)	(0.66)	(0.72)	—	—	—	4.52	(13.74)	9,733	2.20		2.21		(1.22)		18
Year ended 04/30/13	7.54	(0.07)	(2.08)	(2.15)	—	(0.15)	(0.15)	5.24	(29.03)	16,834	2.07		2.07		(0.96)		25
Class C
Six months ended 10/31/17	4.20	(0.04)	(0.04)	(0.08)	—	—	—	4.12	(1.90)	28,911	2.17	(d)	2.17	(d)	(1.78	)(d)	13
Year ended 04/30/17	5.07	(0.09)	(0.45)	(0.54)	(0.33)	—	(0.33)	4.20	(10.53)	31,563	2.16		2.17		(1.75)		28
Year ended 04/30/16	4.05	(0.06)	1.08	1.02	—	—	—	5.07	25.19	36,157	2.29		2.29		(1.65)		23
Year ended 04/30/15	4.84	(0.07)	(0.72)	(0.79)	—	—	—	4.05	(16.32)	27,351	2.20		2.21		(1.64)		35
Year ended 04/30/14	5.60	(0.06)	(0.70)	(0.76)	—	—	—	4.84	(13.57)	32,640	2.20		2.21		(1.22)		18
Year ended 04/30/13	8.05	(0.07)	(2.23)	(2.30)	—	(0.15)	(0.15)	5.60	(29.05)	34,820	2.07		2.07		(0.96)		25
Class Y
Six months ended 10/31/17	4.24	(0.02)	(0.03)	(0.05)	—	—	—	4.19	(1.18)	65,254	1.17	(d)	1.17	(d)	(0.78	)(d)	13
Year ended 04/30/17	5.15	(0.04)	(0.47)	(0.51)	(0.40)	—	(0.40)	4.24	(9.75)	45,797	1.16		1.17		(0.75)		28
Year ended 04/30/16	4.07	(0.02)	1.10	1.08	—	—	—	5.15	26.54	42,446	1.29		1.29		(0.65)		23
Year ended 04/30/15	4.82	(0.03)	(0.72)	(0.75)	—	—	—	4.07	(15.56)	19,530	1.20		1.21		(0.64)		35
Year ended 04/30/14	5.52	(0.01)	(0.69)	(0.70)	—	—	—	4.82	(12.68)	36,328	1.20		1.21		(0.22)		18
Year ended 04/30/13	7.86	(0.00)	(2.19)	(2.19)	—	(0.15)	(0.15)	5.52	(28.35)	17,777	1.07		1.07		0.04		25
Investor Class
Six months ended 10/31/17	4.19	(0.03)	(0.04)	(0.07)	—	—	—	4.12	(1.67)	74,607	1.42	(d)	1.42	(d)	(1.03	)(d)	13
Year ended 04/30/17	5.08	(0.05)	(0.46)	(0.51)	(0.38)	—	(0.38)	4.19	(9.84)	78,703	1.41		1.42		(1.00)		28
Year ended 04/30/16	4.02	(0.03)	1.09	1.06	—	—	—	5.08	26.37	97,678	1.54		1.54		(0.90)		23
Year ended 04/30/15	4.77	(0.04)	(0.71)	(0.75)	—	—	—	4.02	(15.72)	82,486	1.45		1.46		(0.89)		35
Year ended 04/30/14	5.48	(0.02)	(0.69)	(0.71)	—	—	—	4.77	(12.96)	101,153	1.45		1.46		(0.47)		18
Year ended 04/30/13	7.83	(0.02)	(2.18)	(2.20)	—	(0.15)	(0.15)	5.48	(28.59)	124,703	1.32		1.32		(0.21)		25
Class R6
Six months ended 10/31/17	4.25	(0.01)	(0.05)	(0.06)	—	—	—	4.19	(1.41)	579	0.90	(d)	0.90	(d)	(0.51	)(d)	13
Year ended 04/30/17(e)	4.57	(0.00)	(0.32)	(0.32)	—	—	—	4.25	(7.00)	9	0.97	(f)	0.97	(f)	(0.56	)(f)	28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $145,075, $1,653, $31,120, $56,682, $78,687, $321, and for Class A, Class B, Class C, Class Y, Investor Class and Class R6 shares, respectively.
(e)	Commencement date of April 4, 2017 for class R6 shares.
(f)	Annualized.

NOTE 11—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

15                         Invesco  Gold & Precious Metals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$985.60	$7.11	$1,018.05	$7.22	1.42%
B	1,000.00	979.50	10.83	1,014.27	11.02	2.17
C	1,000.00	981.00	10.84	1,014.27	11.02	2.17
Y	1,000.00	988.20	5.86	1,019.31	5.96	1.17
Investor	1,000.00	983.30	7.10	1,018.05	7.22	1.42
R6	1,000.00	985.90	4.51	1,020.67	4.58	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco  Gold & Precious Metals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Gold & Precious Metals Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Precious Metals Equity Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the

17                         Invesco Gold & Precious Metals Fund

expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one off-shore fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco

Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things,

control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18                         Invesco Gold & Precious Metals Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	Invesco Distributors, Inc.	I-GPM-SAR-1	12182017	0912

Semiannual Report to Shareholders	October 31, 2017

Invesco Mid Cap Growth Fund
Nasdaq:
A: VGRAX ∎ B: VGRBX ∎ C: VGRCX ∎ R: VGRRX ∎ Y: VGRDX ∎ R5: VGRJX ∎ R6: VGRFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.73%
Class B Shares	7.73
Class C Shares	7.39
Class R Shares	7.61
Class Y Shares	7.88
Class R5 Shares	7.94
Class R6 Shares	7.99
S&P 500 Index▼ (Broad Market Index)	9.10
Russell Midcap Growth Index▼ (Style-Specific Index)	11.14
Lipper Mid-Cap Growth Funds Index∎ (Peer Group Index)	10.33
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by  visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the  “Product Finder” to locate your Fund; then click on its name to access its product detail  page. There, you can learn more about your Fund’s investment strategies, holdings  and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals  share their insights about market and economic news and trends.

2                               Invesco Mid Cap Growth Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges

Class A Shares
Inception (12/27/95)	11.30%
10 Years	5.31
5 Years	11.90
1 Year	14.56

Class B Shares
Inception (12/27/95)	11.31%
10 Years	5.81
5 Years	12.93
1 Year	16.21

Class C Shares
Inception (12/27/95)	10.79%
10 Years	5.13
5 Years	12.37
1 Year	19.37

Class R Shares
Inception (7/11/08)	8.92%
5 Years	12.89
1 Year	20.93

Class Y Shares
Inception (8/12/05)	8.83%
10 Years	6.17
5 Years	13.46
1 Year	21.53

Class R5 Shares
10 Years	6.19%
5 Years	13.60
1 Year	21.67

Class R6 Shares
10 Years	6.11%
5 Years	13.60
1 Year	21.77

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Mid Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Mid Cap Growth Fund (renamed Invesco Mid Cap Growth). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Mid Cap Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/27/95)	11.27%
10 Years	5.85
5 Years	10.97
1 Year	8.45

Class B Shares
Inception (12/27/95)	11.28%
10 Years	6.35
5 Years	11.99
1 Year	9.78

Class C Shares
Inception (12/27/95)	10.77%
10 Years	5.67
5 Years	11.43
1 Year	12.91

Class R Shares
Inception (7/11/08)	8.85%
5 Years	11.96
1 Year	14.47

Class Y Shares
Inception (8/12/05)	8.77%
10 Years	6.72
5 Years	12.52
1 Year	15.05

Class R5 Shares
10 Years	6.73%
5 Years	12.66
1 Year	15.21

Class R6 Shares
10 Years	6.65%
5 Years	12.66
1 Year	15.30

fees applicable to Class A shares.     Class R6 shares incepted on July 15, 2013. Performance shown prior to that date is that of the fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.21%, 1.21%, 1.93%, 1.46%, 0.96%, 0.83% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                               Invesco Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                               Invesco Mid Cap Growth Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.28%
Aerospace & Defense–1.40%
Raytheon Co.	217,150	$39,130,430

Alternative Carriers–1.17%
Zayo Group Holdings, Inc.(b)	911,711	32,876,299

Apparel Retail–1.18%
Burlington Stores, Inc.(b)	351,076	32,962,526

Application Software–5.39%
Cadence Design Systems, Inc.(b)	727,001	31,377,363
Guidewire Software Inc.(b)	481,044	38,473,899
SS&C Technologies Holdings, Inc.	1,049,079	42,172,976
Tyler Technologies, Inc.(b)	221,430	39,257,325
		151,281,563

Auto Parts & Equipment–1.09%
Delphi Automotive PLC	308,449	30,653,662

Biotechnology–3.88%
BioMarin Pharmaceutical Inc.(b)	442,213	36,301,265
Neurocrine Biosciences, Inc.(b)	805,052	50,001,780
TESARO, Inc.(b)	195,559	22,639,865
		108,942,910

Building Products–4.94%
A.O. Smith Corp.	496,195	29,374,744
Allegion PLC	451,856	37,680,272
American Woodmark Corp.(b)	151,053	14,591,720
Masco Corp.	876,027	34,883,395
Owens Corning	267,378	22,109,487
		138,639,618

Cable & Satellite–0.45%
DISH Network Corp.–Class A(b)	261,202	12,678,745

Casinos & Gaming–1.52%
Wynn Resorts Ltd.	289,938	42,762,956

Communications Equipment–1.07%
F5 Networks, Inc.(b)	247,299	29,989,950

Construction Machinery & Heavy Trucks–0.63%
WABCO Holdings Inc.(b)	118,832	17,536,038

Construction Materials–1.51%
Summit Materials, Inc.–Class A(b)	1,346,383	42,276,426

Data Processing & Outsourced Services–5.30%
Black Knight, Inc.(b)	512,746	23,253,031
Broadridge Financial Solutions, Inc.	437,400	37,581,408
Fidelity National Information Services, Inc.	530,462	49,205,655
Vantiv, Inc.–Class A(b)	549,390	38,457,300
		148,497,394

	Shares	Value
Distillers & Vintners–2.31%
Constellation Brands, Inc.–Class A	296,039	$64,859,184

Diversified Chemicals–1.09%
Chemours Co. (The)	541,387	30,647,918

Electrical Components & Equipment–1.00%
Acuity Brands, Inc.	167,277	27,968,714

Electronic Components–1.87%
Amphenol Corp.–Class A	603,194	52,477,878

Electronic Manufacturing Services–1.04%
Flex Ltd.(b)	1,640,144	29,194,563

Environmental & Facilities Services–0.88%
Republic Services, Inc.	379,396	24,687,298

Financial Exchanges & Data–4.28%
Intercontinental Exchange, Inc.	444,916	29,408,948
London Stock Exchange Group PLC (United Kingdom)	518,848	25,922,229
MarketAxess Holdings, Inc.	221,240	38,495,760
S&P Global Inc.	167,479	26,205,439
		120,032,376

General Merchandise Stores–1.71%
Dollar Tree, Inc.(b)	525,782	47,977,607

Health Care Distributors–1.07%
Henry Schein, Inc.(b)	380,246	29,887,336

Health Care Equipment–5.28%
Boston Scientific Corp.(b)	1,643,879	46,258,755
DexCom Inc.(b)	509,610	22,917,162
Hologic, Inc.(b)	914,089	34,598,269
Penumbra, Inc.(b)	441,495	44,392,322
		148,166,508

Home Entertainment Software–1.88%
Electronic Arts Inc.(b)	441,847	52,844,901

Homebuilding–0.69%
D.R. Horton, Inc.	439,555	19,432,726

Hotels, Resorts & Cruise Lines–0.82%
Royal Caribbean Cruises Ltd.	185,353	22,941,141

Housewares & Specialties–1.05%
Newell Brands, Inc.	719,061	29,323,307

Industrial Machinery–2.30%
John Bean Technologies Corp.	141,761	15,154,251
Stanley Black & Decker Inc.	304,648	49,215,884
		64,370,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Mid Cap Growth Fund

	Shares	Value
Insurance Brokers–0.80%
Brown & Brown, Inc.	447,890	$22,322,838

Internet & Direct Marketing Retail–0.44%
Expedia, Inc.	99,498	12,403,421

Internet Software & Services–3.87%
CoStar Group Inc.(b)	166,653	49,287,625
GoDaddy, Inc.–Class A(b)	487,028	22,744,208
LogMeIn, Inc.	302,048	36,562,910
		108,594,743

Investment Banking & Brokerage–3.41%
E*TRADE Financial Corp.(b)	1,299,723	56,654,925
TD Ameritrade Holding Corp.	777,599	38,872,174
		95,527,099

IT Consulting & Other Services–1.99%
DXC Technology Co.	230,013	21,050,790
Gartner, Inc.(b)	276,631	34,664,630
		55,715,420

Leisure Products–0.92%
Brunswick Corp.	510,857	25,874,907

Life Sciences Tools & Services–1.34%
INC Research Holdings, Inc.–Class A(b)	600,049	34,292,800
Mettler-Toledo International Inc.(b)	4,674	3,190,613
		37,483,413

Managed Health Care–2.75%
Centene Corp.(b)	423,575	39,676,270
Humana Inc.	146,317	37,362,046
		77,038,316

Metal & Glass Containers–1.12%
Berry Global Group, Inc.(b)	528,349	31,410,348

Movies & Entertainment–1.23%
Cinemark Holdings, Inc.	952,776	34,623,880

Oil & Gas Equipment & Services–1.10%
Halliburton Co.	720,280	30,784,767

Oil & Gas Exploration & Production–1.19%
Diamondback Energy Inc.(b)	311,879	33,420,954

Oil & Gas Storage & Transportation–1.03%
Cheniere Energy, Inc.(b)	615,139	28,751,597

Packaged Foods & Meats–1.40%
Pinnacle Foods Inc.	722,259	39,305,335

	Shares	Value
Pharmaceuticals–0.44%
Pacira Pharmaceuticals, Inc.(b)	389,429	$12,481,199

Railroads–1.26%
Genesee & Wyoming Inc.–Class A(b)	492,037	35,318,416

Regional Banks–0.99%
Zions Bancorp.	596,152	27,697,222

Restaurants–1.26%
Domino’s Pizza, Inc.	193,317	35,377,011

Semiconductor Equipment–0.67%
Entegris Inc.	571,770	18,725,467

Semiconductors–4.82%
Cirrus Logic, Inc.(b)	305,464	17,105,984
Microchip Technology Inc.	466,081	44,184,479
Microsemi Corp.(b)	666,636	35,578,363
Qorvo, Inc.(b)	504,742	38,264,491
		135,133,317

Specialized REIT’s–3.83%
Equinix, Inc.	106,152	49,201,452
SBA Communications Corp.–Class A(b)	370,126	58,176,405
		107,377,857

Specialty Chemicals–1.45%
Sherwin–Williams Co. (The)	103,033	40,713,490

Systems Software–2.41%
ServiceNow, Inc.(b)	535,007	67,608,835

Technology Hardware, Storage & Peripherals–0.76%
NetApp, Inc.	478,233	21,243,110
Total Common Stocks & Other Equity Interests (Cost $2,107,971,368)		2,727,973,071

Money Market Funds–2.89%
Invesco Government & Agency Portfolio–Institutional Class, 0.95%(c)	48,598,272	48,598,272
Invesco Treasury Portfolio–Institutional Class, 0.94%(c)	32,398,848	32,398,848
Total Money Market Funds (Cost $80,997,120)		80,997,120
TOTAL INVESTMENTS IN SECURITIES–100.17% (Cost $2,188,968,488)		2,808,970,191
OTHER ASSETS LESS LIABILITIES–(0.17)%		(4,749,239)
NET ASSETS–100.00%		$2,804,220,952

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Mid Cap Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2017

Information Technology	31.1%
Health Care	14.7
Industrials	12.4
Consumer Discretionary	12.4
Financials	9.5
Materials	5.2
Real Estate	3.8
Consumer Staples	3.7
Energy	3.3
Telecommunication Services	1.2
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Mid Cap Growth Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,107,971,368)	$2,727,973,071
Investments in affiliated money market funds, at value and cost	80,997,120
Receivable for:
Fund shares sold	1,579,623
Dividends	565,348
Investment for trustee deferred compensation and retirement plans	671,285
Other assets	150,478
Total assets	2,811,936,925

Liabilities:
Payable for:
Investments purchased	3,195,484
Fund shares reacquired	1,890,938
Accrued fees to affiliates	1,802,248
Accrued trustees’ and officers’ fees and benefits	4,808
Accrued other operating expenses	70,342
Trustee deferred compensation and retirement plans	752,153
Total liabilities	7,715,973
Net assets applicable to shares outstanding	$2,804,220,952

Net assets consist of:
Shares of beneficial interest	$1,956,352,098
Undistributed net investment income (loss)	(13,492,874)
Undistributed net realized gain	241,360,032
Net unrealized appreciation	620,001,696
$2,804,220,952

Net Assets:
Class A	$2,300,374,427
Class B	$16,713,682
Class C	$134,524,602
Class R	$28,973,148
Class Y	$135,298,090
Class R5	$105,509,308
Class R6	$82,827,695

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	57,517,117
Class B	499,651
Class C	4,366,971
Class R	744,863
Class Y	3,251,115
Class R5	2,511,615
Class R6	1,963,685
Class A:
Net asset value per share	$39.99
Maximum offering price per share
(Net asset value of $39.99 ÷ 94.50%)	$42.32
Class B:
Net asset value and offering price per share	$33.45
Class C:
Net asset value and offering price per share	$30.81
Class R:
Net asset value and offering price per share	$38.90
Class Y:
Net asset value and offering price per share	$41.62
Class R5:
Net asset value and offering price per share	$42.01
Class R6:
Net asset value and offering price per share	$42.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Mid Cap Growth Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends	$8,581,452
Dividends from affiliated money market funds (includes securities lending income of $5,304)	218,700
Total investment income	8,800,152

Expenses:
Advisory fees	9,421,142
Administrative services fees	271,601
Custodian fees	14,453
Distribution fees:
Class A	2,855,383
Class B	26,529
Class C	644,559
Class R	71,728
Transfer agent fees — A, B, C, R and Y	2,817,599
Transfer agent fees — R5	54,100
Transfer agent fees — R6	3,017
Trustees’ and officers’ fees and benefits	36,088
Registration and filing fees	72,420
Reports to shareholders	163,157
Professional services fees	19,996
Other	9,903
Total expenses	16,481,675
Less: Fees waived and expense offset arrangement(s)	(55,830)
Net expenses	16,425,845
Net investment income (loss)	(7,625,693)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(260,274))	106,657,887
Foreign currencies	3,980
106,661,867
Change in net unrealized appreciation (depreciation) of:
Investment securities	106,328,952
Foreign currencies	(7)
106,328,945
Net realized and unrealized gain	212,990,812
Net increase in net assets resulting from operations	$205,365,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$(7,625,693)	$(15,382,507)
Net realized gain	106,661,867	239,884,176
Change in net unrealized appreciation	106,328,945	142,192,233
Net increase in net assets resulting from operations	205,365,119	366,693,902

Distributions to shareholders from net realized gains:
Class A	—	(56,441,548)
Class B	—	(1,006,268)
Class C	—	(4,672,062)
Class R	—	(739,806)
Class Y	—	(2,235,160)
Class R5	—	(2,347,242)
Class R6	—	(1,247,157)
Total distributions from net realized gains	—	(68,689,243)

Share transactions–net:
Class A	(90,224,494)	(204,235,092)
Class B	(9,034,447)	(22,850,663)
Class C	(15,155,983)	(23,071,312)
Class R	(1,082,993)	(4,689,588)
Class Y	(7,301,104)	45,784,786
Class R5	(8,767,665)	3,056,173
Class R6	22,632,635	(1,046,850)
Net increase (decrease) in net assets resulting from share transactions	(108,934,051)	(207,052,546)
Net increase in net assets	96,431,068	90,952,113

Net assets:
Beginning of period	2,707,789,884	2,616,837,771
End of period (includes undistributed net investment income (loss) of $(13,492,874) and $(5,867,181), respectively)	$2,804,220,952	$2,707,789,884

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

10                         Invesco Mid Cap Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

11                         Invesco Mid Cap Growth Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Over $1 billion	0.65%

12                         Invesco Mid Cap Growth Fund

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $27,063.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $137,675 in front-end sales commissions from the sale of Class A shares and $1,716, $46 and $1,746 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2017, the Fund incurred $7,412 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13                         Invesco Mid Cap Growth Fund

As of October 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2017, the Fund engaged in securities sales of $2,095,087, which resulted in net realized gains (losses) of $(260,274).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,767.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $543,928,259 and $682,479,544, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$697,183,717
Aggregate unrealized (depreciation) of investments	(81,472,688)
Net unrealized appreciation of investments	$615,711,029

Cost of investments for tax purposes is $2,193,259,162.

14                         Invesco Mid Cap Growth Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,898,574	$73,080,910	4,275,316	$149,557,638
Class B	3,429	109,677	16,188	476,078
Class C	182,235	5,407,630	441,266	12,013,328
Class R	66,914	2,504,673	212,030	7,225,541
Class Y	753,126	30,147,042	2,347,936	86,563,379
Class R5	188,698	7,607,546	602,144	22,126,658
Class R6	687,716	27,594,592	149,230	5,474,270

Issued as reinvestment of dividends:
Class A	—	—	1,573,593	54,131,590
Class B	—	—	34,452	991,172
Class C	—	—	167,205	4,457,690
Class R	—	—	22,058	739,591
Class Y	—	—	53,697	1,917,497
Class R5	—	—	65,040	2,342,104
Class R6	—	—	34,506	1,246,690

Automatic conversion of Class B shares to Class A shares:
Class A	197,748	7,639,473	530,416	18,590,804
Class B	(236,428)	(7,639,473)	(632,453)	(18,590,804)

Reacquired:
Class A	(4,435,566)	(170,944,877)	(12,192,349)	(426,515,124)
Class B	(46,789)	(1,504,651)	(195,853)	(5,727,109)
Class C	(693,037)	(20,563,613)	(1,455,354)	(39,542,330)
Class R	(95,940)	(3,587,666)	(372,339)	(12,654,720)
Class Y	(947,649)	(37,448,146)	(1,177,551)	(42,696,090)
Class R5	(406,408)	(16,375,211)	(588,692)	(21,412,589)
Class R6	(121,095)	(4,961,957)	(213,395)	(7,767,810)
Net increase (decrease) in share activity	(3,004,472)	$(108,934,051)	(6,302,909)	$(207,052,546)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Mid Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$37.12	$(0.11)		$2.98	$2.87	$—	$39.99	7.73%		$2,300,374	1.18	%(d)	1.18	%(d)	(0.55	)%(d)	20%
Year ended 04/30/17	33.16	(0.20)		5.08	4.88	(0.92)	37.12	14.94		2,221,949	1.21		1.21		(0.57)		53
Year ended 04/30/16	38.74	(0.18)		(2.66)	(2.84)	(2.74)	33.16	(7.43)		2,177,520	1.20		1.21		(0.49)		60
Year ended 04/30/15	37.30	(0.15)		5.18	5.03	(3.59)	38.74	14.39		2,482,328	1.14		1.19		(0.38)		61
Year ended 04/30/14	31.09	(0.16)		7.27	7.11	(0.90)	37.30	22.99		2,384,362	1.16		1.21		(0.44)		95
Year ended 04/30/13	28.15	(0.03	)(e)	2.97	2.94	—	31.09	10.44		1,491,997	1.29		1.29		(0.11	)(e)	88
Class B
Six months ended 10/31/17	31.05	(0.09)		2.49	2.40	—	33.45	7.73	(f)	16,714	1.18	(d)(f)	1.18	(d)(f)	(0.55	)(d)(f)	20
Year ended 04/30/17	27.87	(0.17)		4.27	4.10	(0.92)	31.05	14.98	(f)	24,200	1.21	(f)	1.21	(f))	(0.57	)(f)	53
Year ended 04/30/16	33.03	(0.15)		(2.27)	(2.42)	(2.74)	27.87	(7.44	)(f)	43,403	1.20	(f)	1.21	(f)	(0.49	)(f)	60
Year ended 04/30/15	32.30	(0.13)		4.45	4.32	(3.59)	33.03	14.42	(f)	74,463	1.14	(f)	1.19	(f)	(0.38	)(f)	61
Year ended 04/30/14	27.03	(0.14)		6.31	6.17	(0.90)	32.30	22.96	(f)	97,068	1.16	(f)	1.21	(f)	(0.44	)(f)	95
Year ended 04/30/13	24.47	(0.03	)(e)	2.59	2.56	—	27.03	10.46	(f)	106,586	1.29	(f)	1.29	(f)	(0.11	)(e)(f)	88
Class C
Six months ended 10/31/17	28.69	(0.19)		2.31	2.12	—	30.81	7.39	(g)	134,525	1.87	(d)(g)	1.87	(d)(g)	(1.24	)(d)(g)	20
Year ended 04/30/17	26.01	(0.35)		3.95	3.60	(0.92)	28.69	14.11	(g)	139,950	1.93	(g)	1.93	(g)	(1.29	)(g)	53
Year ended 04/30/16	31.24	(0.35)		(2.14)	(2.49)	(2.74)	26.01	(8.12	)(g)	148,892	1.92	(g)	1.93	(g)	(1.21	)(g)	60
Year ended 04/30/15	30.95	(0.35)		4.23	3.88	(3.59)	31.24	13.59	(g)	176,447	1.86	(g)	1.91	(g)	(1.10	)(g)	61
Year ended 04/30/14	26.11	(0.34)		6.08	5.74	(0.90)	30.95	22.12	(g)	170,355	1.88	(g)	1.93	(g)	(1.16	)(g)	95
Year ended 04/30/13	23.82	(0.20	)(e)	2.49	2.29	—	26.11	9.62		134,484	2.04		2.04		(0.86	)(e)	88
Class R
Six months ended 10/31/17	36.15	(0.15)		2.90	2.75	—	38.90	7.61		28,973	1.43	(d)	1.43	(d)	(0.80	)(d)	20
Year ended 04/30/17	32.39	(0.28)		4.96	4.68	(0.92)	36.15	14.67		27,975	1.46		1.46		(0.82)		53
Year ended 04/30/16	38.01	(0.26)		(2.62)	(2.88)	(2.74)	32.39	(7.69)		29,547	1.45		1.46		(0.74)		60
Year ended 04/30/15	36.74	(0.24)		5.10	4.86	(3.59)	38.01	14.14		34,942	1.39		1.44		(0.63)		61
Year ended 04/30/14	30.72	(0.24)		7.16	6.92	(0.90)	36.74	22.64		36,184	1.41		1.46		(0.69)		95
Year ended 04/30/13	27.88	(0.10	)(e)	2.94	2.84	—	30.72	10.19		31,410	1.54		1.54		(0.36	)(e)	88
Class Y
Six months ended 10/31/17	38.58	(0.06)		3.10	3.04	—	41.62	7.88		135,298	0.93	(d)	0.93	(d)	(0.30	)(d)	20
Year ended 04/30/17	34.34	(0.12)		5.28	5.16	(0.92)	38.58	15.24		132,925	0.96		0.96		(0.32)		53
Year ended 04/30/16	39.92	(0.09)		(2.75)	(2.84)	(2.74)	34.34	(7.21)		76,291	0.95		0.96		(0.24)		60
Year ended 04/30/15	38.23	(0.05)		5.33	5.28	(3.59)	39.92	14.70		80,736	0.89		0.94		(0.13)		61
Year ended 04/30/14	31.78	(0.07)		7.42	7.35	(0.90)	38.23	23.24		62,398	0.91		0.96		(0.19)		95
Year ended 04/30/13	28.70	0.04	(e)	3.04	3.08	—	31.78	10.73		48,115	1.04		1.04		0.14	(e)	88
Class R5
Six months ended 10/31/17	38.92	(0.04)		3.13	3.09	—	42.01	7.94		105,509	0.82	(d)	0.82	(d)	(0.19	)(d)	20
Year ended 04/30/17	34.59	(0.07)		5.32	5.25	(0.92)	38.92	15.39		106,223	0.83		0.83		(0.19)		53
Year ended 04/30/16	40.14	(0.04)		(2.77)	(2.81)	(2.74)	34.59	(7.08)		91,700	0.82		0.82		(0.11)		60
Year ended 04/30/15	38.39	(0.02)		5.36	5.34	(3.59)	40.14	14.80		86,090	0.81		0.81		(0.05)		61
Year ended 04/30/14	31.87	(0.04)		7.46	7.42	(0.90)	38.39	23.40		79,584	0.83		0.83		(0.11)		95
Year ended 04/30/13	28.73	0.10	(e)	3.04	3.14	—	31.87	10.93		19,881	0.84		0.84		0.34	(e)	88
Class R6
Six months ended 10/31/17	39.06	(0.02)		3.14	3.12	—	42.18	7.99		82,828	0.73	(d)	0.73	(d)	(0.10	)(d)	20
Year ended 04/30/17	34.68	(0.04)		5.34	5.30	(0.92)	39.06	15.50		54,568	0.75		0.75		(0.11)		53
Year ended 04/30/16	40.21	(0.01)		(2.78)	(2.79)	(2.74)	34.68	(7.02)		49,485	0.73		0.73		(0.02)		60
Year ended 04/30/15	38.41	0.02		5.37	5.39	(3.59)	40.21	14.93		61,029	0.72		0.72		0.04		61
Year ended 04/30/14(h)	34.50	(0.01)		4.82	4.81	(0.90)	38.41	14.05		77,395	0.73	(i)	0.73	(i)	(0.01	)(i)	95

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,265,684, $21,050, $135,969, $28,457, $135,106, $107,491 and $66,040 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.18) and (0.63)%, $(0.15) and (0.63)%, $(0.32) and (1.38)%, $(0.24) and (0.88)%, $(0.11) and (0.38)% and $(0.05) and (0.18)% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.25% for the six months ended October 31, 2017 and the years ended April 30, 2017, 2016, 2015, 2014 and 2013, respectively.
(g)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94%, 0.97%, 0.98%, 0.97% and 0.96% for the six months ended October 31, 2017 and the years ended April 30, 2017, 2016, 2015 and 2014, respectively.
(h)	Commencement date of July 15, 2013.
(i)	Annualized.

16                         Invesco Mid Cap Growth Fund

NOTE 12—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

17                         Invesco Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,077.30	$6.18	$1,019.26	$6.01	1.18%
B	1,000.00	1,077.30	6.18	1,019.26	6.01	1.18
C	1,000.00	1,073.90	9.78	1,015.78	9.50	1.87
R	1,000.00	1,076.10	7.48	1,018.00	7.27	1.43
Y	1,000.00	1,078.80	4.87	1,020.52	4.74	0.93
R5	1,000.00	1,079.40	4.30	1,021.07	4.18	0.82
R6	1,000.00	1,079.90	3.83	1,021.53	3.72	0.73

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Mid Cap Growth Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Mid-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual

19                         Invesco Mid Cap Growth Fund

management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco Mid Cap Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905                      Invesco Distributors, Inc.                                                                         VK-MCG-SAR-1             12112017      0947

Semiannual Report to Shareholders	October 31, 2017
Invesco Small Cap Value Fund
Nasdaq: A: VSCAX ∎ B: VSMBX ∎ C: VSMCX ∎ Y: VSMIX ∎ R6: SMVSX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

7 Financial Statements

9 Notes to Financial Statements

16 Financial Highlights

17 Fund Expenses

18 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.80%
Class B Shares	8.37
Class C Shares	8.36
Class Y Shares	8.93
R6 Shares*	9.03
S&P 500 Index▼ (Broad Market Index)	9.10
Russell 2000 Value Index▼ (Style-Specific Index)	5.54
Lipper Small-Cap Value Funds Index∎ (Peer Group Index)	6.29
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc. *Class R6 shares incepted on February 7, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks. The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Small Cap Value Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges
Class A Shares
Inception (6/21/99)	10.61%
10 Years	8.51
5 Years	14.06
1 Year	24.72

Class B Shares
Inception (6/21/99)	10.58%
10 Years	8.70
5 Years	14.26
1 Year	26.03

Class C Shares
Inception (6/21/99)	10.12%
10 Years	8.31
5 Years	14.50
1 Year	30.03

Class Y Shares
Inception (8/12/05)	10.47%
10 Years	9.39
5 Years	15.64
1 Year	32.28

Class R6 Shares
10 Years	9.15%
5 Years	15.41
1 Year	32.37

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Value Fund (renamed Invesco Small Cap Value Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on February 7, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (6/21/99)	10.57%
10 Years	8.54
5 Years	13.15
1 Year	17.65

Class B Shares
Inception (6/21/99)	10.54%
10 Years	8.74
5 Years	13.34
1 Year	18.63

Class C Shares
Inception (6/21/99)	10.08%
10 Years	8.34
5 Years	13.58
1 Year	22.54

Class Y Shares
Inception (8/12/05)	10.41%
10 Years	9.42
5 Years	14.72
1 Year	24.77

Class R6 Shares
10 Years	9.18%
5 Years	14.48
1 Year	24.74

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 1.11%, 1.86%, 1.85%, 0.86% and 0.72%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 1.12%, 1.87%, 1.86%, 0.87% and 0.73%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and

Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                         Invesco Small Cap Value Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Small Cap Value Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks–99.16%
Advertising–1.99%
MDC Partners Inc.–Class A(b)(c)	4,547,879	$52,300,609

Agricultural & Farm Machinery–0.40%
AGCO Corp.	152,094	10,429,086

Asset Management & Custody Banks–4.13%
Affiliated Managers Group, Inc.	384,400	71,690,600
SEI Investments Co.	569,200	36,719,092
		108,409,692

Auto Parts & Equipment–4.03%
Dana Inc.	2,583,235	78,762,835
Modine Manufacturing Co.(c)	720,133	15,158,800
Motorcar Parts of America, Inc.(c)	411,016	11,882,472
		105,804,107

Automobile Manufacturers–0.77%
Winnebago Industries, Inc.	410,059	20,154,400

Building Products–2.45%
Builders FirstSource, Inc.(c)	3,564,912	64,239,714

Construction & Engineering–3.32%
AECOM(c)	2,487,999	87,229,245

Consumer Finance–4.86%
SLM Corp.(c)	7,332,200	77,647,998
Synchrony Financial	1,531,800	49,967,316
		127,615,314

Diversified Metals & Mining–0.00%
Ferroglobe Representation & Warranty Insurance Trust(c)(d)	1,203,948	0

Electronic Components–3.55%
Belden Inc.	875,368	69,950,657
Vishay Intertechnology, Inc.	1,039,100	23,119,975
		93,070,632

Electronic Equipment & Instruments–2.67%
FLIR Systems, Inc.	1,498,159	70,143,804

Electronic Manufacturing Services–0.50%
Flex Ltd.(c)	738,539	13,145,994

Environmental & Facilities Services–0.70%
Team, Inc.(b)(c)	1,493,509	18,370,161

Health Care Distributors–4.19%
Cardinal Health, Inc.	800,700	49,563,330
McKesson Corp.	437,200	60,281,136
		109,844,466

Health Care Equipment–0.89%
Invacare Corp.	1,501,700	23,276,350

	Shares	Value
Health Care Facilities–6.13%
Acadia Healthcare Co., Inc.(c)	1,391,800	$43,646,848
Brookdale Senior Living Inc.(c)	4,699,494	47,135,925
Capital Senior Living Corp.(c)	1,044,200	13,887,860
Hanger, Inc.(b)(c)	4,723,233	56,206,473
		160,877,106

Home Furnishings–0.51%
Ethan Allen Interiors Inc.	445,500	13,253,625

Homebuilding–3.00%
CalAtlantic Group, Inc.	553,800	27,324,492
LGI Homes, Inc.(c)	506,016	30,527,945
TRI Pointe Group, Inc.(c)	1,172,900	20,748,601
		78,601,038

Hotels, Resorts & Cruise Lines–2.97%
Norwegian Cruise Line Holdings Ltd.(c)	1,396,600	77,860,450

Human Resource & Employment Services–3.58%
Kforce Inc.(b)	2,071,490	43,397,715
ManpowerGroup Inc.	317,433	39,133,140
TrueBlue, Inc.(c)	417,677	11,319,047
		93,849,902

Industrial Machinery–1.92%
ITT Inc.	1,082,800	50,501,792

Investment Banking & Brokerage–6.91%
E*TRADE Financial Corp.(c)	2,047,000	89,228,730
Greenhill & Co., Inc.	527,773	9,658,246
LPL Financial Holdings, Inc.	1,661,219	82,413,074
		181,300,050

Leisure Products–5.55%
American Outdoor Brands Corp.(b)(c)	4,035,077	57,822,653
Mattel, Inc.	3,587,200	50,651,264
Sturm, Ruger & Co, Inc.	512,972	25,417,763
Vista Outdoor Inc.(c)	564,405	11,801,709
		145,693,389

Life & Health Insurance–2.04%
CNO Financial Group, Inc.	2,236,718	53,614,130

Oil & Gas Equipment & Services–1.69%
Forum Energy Technologies Inc.(c)	1,665,500	23,983,200
Helix Energy Solutions Group Inc.(c)	3,004,500	20,490,690
		44,473,890

Pharmaceuticals–1.38%
Mylan N.V.(c)	1,017,300	36,327,783

Property & Casualty Insurance–2.40%
AmTrust Financial Services, Inc.	5,005,750	62,872,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Value Fund

	Shares	Value
Real Estate Services–2.76%
Realogy Holdings Corp.	2,241,496	$72,467,566

Regional Banks–5.82%
First Horizon National Corp.	2,447,367	45,937,079
SVB Financial Group(c)	355,900	78,041,752
Zions Bancorp.	620,300	28,819,138
		152,797,969

Research & Consulting Services–3.05%
Dun & Bradstreet Corp. (The)	223,337	26,092,462
Huron Consulting Group Inc.(c)	323,016	11,822,385
Navigant Consulting, Inc.(c)	1,328,838	23,002,186
Resources Connection Inc.	1,215,948	19,151,181
		80,068,214

Specialty Chemicals–1.41%
Flotek Industries, Inc.(c)	2,380,500	11,712,060
Kraton Corp.(c)	514,107	25,206,666
		36,918,726

Specialty Stores–0.39%
MarineMax, Inc.(c)	549,171	10,187,122

Steel–5.50%
Allegheny Technologies, Inc.(c)	2,424,000	61,036,320
Carpenter Technology Corp.	1,674,778	83,387,197
		144,423,517

	Shares	Value
Thrifts & Mortgage Finance–6.33%
BofI Holding, Inc.(c)	2,454,412	$66,023,683
MGIC Investment Corp.(c)	3,391,113	48,492,916
Radian Group Inc.	2,459,486	51,550,826
		166,067,425

Trading Companies & Distributors–1.37%
BMC Stock Holdings, Inc.(c)	1,102,795	23,654,953
DXP Enterprises, Inc.(c)	381,300	12,228,291
		35,883,244
Total Common Stocks (Cost $2,138,242,763)		2,602,072,732

Money Market Funds–2.22%
Invesco Government & Agency Portfolio–Institutional Class, 0.95%(e)	34,915,207	34,915,207
Invesco Treasury Portfolio–Institutional Class, 0.94%(e)	23,276,804	23,276,804
Total Money Market Funds (Cost $58,192,011)		58,192,011
TOTAL INVESTMENTS IN SECURITIES–101.38% (Cost $2,196,434,774)		2,660,264,743
OTHER ASSETS LESS LIABILITIES–(1.38)%		(36,296,203)
NET ASSETS–100.00%		$2,623,968,540

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of October 31, 2017 was $228,097,611, which represented 8.69% of the Fund’s Net Assets. See Note 4.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2017

Financials	32.5%
Consumer Discretionary	19.2
Industrials	16.8
Health Care	12.6
Materials	6.9
Information Technology	6.7
Real Estate	2.8
Energy	1.7
Money Market Funds Plus Other Assets Less Liabilities	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Value Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,808,535,546)	$2,373,975,121
Investments in affiliates, at value (Cost $387,899,228)	286,289,622
Receivable for:
Fund shares sold	2,211,835
Dividends	363,765
Investment for trustee deferred compensation and retirement plans	259,640
Other assets	65,822
Total assets	2,663,165,805

Liabilities:
Payable for:
Investments purchased	33,431,105
Fund shares reacquired	3,818,459
Accrued fees to affiliates	1,603,533
Accrued trustees’ and officers’ fees and benefits	4,758
Accrued other operating expenses	43,719
Trustee deferred compensation and retirement plans	295,691
Total liabilities	39,197,265
Net assets applicable to shares outstanding	$2,623,968,540

Net assets consist of:
Shares of beneficial interest	$1,781,399,088
Undistributed net investment income (loss)	(6,776,113)
Undistributed net realized gain	385,515,596
Net unrealized appreciation	463,829,969
$2,623,968,540

Net Assets:
Class A	$1,051,449,425
Class B	$5,945,590
Class C	$87,232,756
Class Y	$1,465,876,844
Class R6	$13,463,925

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	49,710,365
Class B	355,764
Class C	5,424,702
Class Y	66,772,393
Class R6	612,687
Class A:
Net asset value per share	$21.15
Maximum offering price per share
(Net asset value of $21.15 ÷ 94.50%)	$22.38
Class B:
Net asset value and offering price per share	$16.71
Class C:
Net asset value and offering price per share	$16.08
Class Y:
Net asset value and offering price per share	$21.95
Class R6:
Net asset value and offering price per share	$21.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Value Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends	$9,474,890
Dividends from affiliates	797,815
Total investment income	10,272,705

Expenses:
Advisory fees	8,152,659
Administrative services fees	252,678
Custodian fees	22,172
Distribution fees:
Class A	1,320,546
Class B	35,234
Class C	438,957
Transfer agent fees — A, B, C and Y	2,499,208
Transfer agent fees — R6	219
Trustees’ and officers’ fees and benefits	33,276
Registration and filing fees	52,872
Reports to shareholders	240,512
Professional services fees	66,732
Other	44,360
Total expenses	13,159,425
Less: Fees waived and expense offset arrangement(s)	(39,314)
Net expenses	13,120,111
Net investment income (loss)	(2,847,406)

Realized and unrealized gain from:
Net realized gain from investment securities	171,006,680
Change in net unrealized appreciation of investment securities	47,121,304
Net realized and unrealized gain	218,127,984
Net increase in net assets resulting from operations	$215,280,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$(2,847,406)	$(817,705)
Net realized gain	171,006,680	274,831,166
Change in net unrealized appreciation	47,121,304	254,431,859
Net increase in net assets resulting from operations	215,280,578	528,445,320

Distributions to shareholders from net investment income:
Class A	—	(2,214,011)
Class Y	—	(5,817,686)
Total distributions from net investment income	—	(8,031,697)

Distributions to shareholders from net realized gains:
Class A	—	(21,102,499)
Class B	—	(206,650)
Class C	—	(2,268,194)
Class Y	—	(22,380,567)
Total distributions from net realized gains	—	(45,957,910)

Share transactions–net:
Class A	(130,125,484)	(447,285,910)
Class B	(2,715,402)	(6,420,721)
Class C	(15,498,622)	(28,524,210)
Class Y	(98,961,260)	(120,093,107)
Class R6	12,341,099	464,061
Net increase (decrease) in net assets resulting from share transactions	(234,959,669)	(601,859,887)
Net increase (decrease) in net assets	(19,679,091)	(127,404,174)

Net assets:
Beginning of period	2,643,647,631	2,771,051,805
End of period (includes undistributed net investment income (loss) of $(6,776,113) and $(3,928,707), respectively)	$2,623,968,540	$2,643,647,631

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco Small Cap Value Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Small Cap Value Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.67%
Next $500 million	0.645%
Over $1 billion	0.62%

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limts”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

11                         Invesco Small Cap Value Fund

For the six months ended October 31, 2017, the Adviser waived advisory fees of $37,036.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2017, expenses incurred under these arrangements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $8,076 in front-end sales commissions from the sale of Class A shares and $7, $13 and $288 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2017, the Fund incurred $51,066 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,602,072,732	$—	$0	$2,602,072,732
Money Market Funds	58,192,011	—	—	58,192,011
Total Investments	$2,660,264,743	$—	$0	$2,660,264,743

12                         Invesco Small Cap Value Fund

NOTE 4—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended October 31, 2017.

	Value 04/30/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2017	Dividend Income
American Outdoor Brands Corp.	$46,519,430	$31,820,594	$—	$(20,517,371)	$—	$57,822,653	$—
Hanger, Inc.	61,827,120	—	—	(5,620,647)	—	56,206,473	—
Kforce Inc.	47,022,823	—	—	(3,625,108)	—	43,397,715	497,158
MDC Partners Inc.–Class A	40,703,517	—	—	11,597,092	—	52,300,609	—
Team Inc.	12,688,972	15,579,313	—	(9,898,124)	—	18,370,161	—
Total	$208,761,862	$47,399,907	$—	$(28,064,158)	$—	$228,097,611	$497,158

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,278.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $409,919,920 and $609,347,951, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$652,841,521
Aggregate unrealized (depreciation) of investments	(190,902,466)
Net unrealized appreciation of investments	$461,939,055

Cost of investments for tax purposes is $2,198,325,688.

13                         Invesco Small Cap Value Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	2,706,391	$53,381,190	8,983,386	$160,028,834
Class B	1,282	20,244	3,867	59,118
Class C	53,990	829,932	168,821	2,312,075
Class Y	6,301,357	129,562,379	21,667,607	409,744,089
Class R6(b)	612,845	12,832,477	23,284	464,061

Issued as reinvestment of dividends:
Class A	—	—	1,175,208	22,481,723
Class B	—	—	13,180	200,596
Class C	—	—	147,803	2,163,830
Class Y	—	—	1,286,010	25,475,865

Automatic conversion of Class B shares to Class A shares:
Class A	104,346	2,067,017	215,144	3,771,588
Class B	(131,851)	(2,067,017)	(269,795)	(3,771,588)

Reacquired:
Class A	(9,380,790)	(185,573,691)	(35,572,287)	(633,568,055)
Class B	(43,259)	(668,629)	(214,280)	(2,908,847)
Class C	(1,093,632)	(16,328,554)	(2,461,893)	(33,000,115)
Class Y	(11,239,292)	(228,523,639)	(30,424,548)	(555,313,061)
Class R6	(23,442)	(491,378)	—	—
Net increase (decrease) in share activity	(12,132,055)	$(234,959,669)	(35,258,493)	$(601,859,887)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of February 7, 2017.

14                         Invesco Small Cap Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$19.44	$(0.03)		$1.74	$1.71	$—	$—	$—	$21.15	8.80%	$1,051,449	1.14	%(d)	1.14	%(d)	(0.34	)%(d)	16%
Year ended 04/30/17	16.21	(0.02)		3.60	3.58	(0.03)	(0.32)	(0.35)	19.44	22.14	1,094,070	1.10		1.11		(0.12)		32
Year ended 04/30/16	20.33	0.04		(2.37)	(2.33)	(0.01)	(1.78)	(1.79)	16.21	(11.43)	1,320,826	1.11		1.11		0.24		45
Year ended 04/30/15	22.75	(0.00)		0.95	0.95	—	(3.37)	(3.37)	20.33	5.59	1,751,109	1.13		1.13		(0.02)		44
Year ended 04/30/14	18.53	(0.06)		6.11	6.05	—	(1.83)	(1.83)	22.75	33.78	1,909,149	1.11		1.11		(0.29)		33
Year ended 04/30/13	17.80	(0.02	)(e)	3.17	3.15	—	(2.42)	(2.42)	18.53	20.27	1,454,001	1.12		1.15		(0.13	)(e)	35
Class B
Six months ended 10/31/17	15.42	(0.09)		1.38	1.29	—	—	—	16.71	8.37	5,946	1.89	(d)	1.89	(d)	(1.09	)(d)	16
Year ended 04/30/17	12.99	(0.12)		2.87	2.75	—	(0.32)	(0.32)	15.42	21.20	8,165	1.85		1.86		(0.87)		32
Year ended 04/30/16	16.80	(0.07)		(1.96)	(2.03)	—	(1.78)	(1.78)	12.99	(12.06)	12,942	1.86		1.86		(0.51)		45
Year ended 04/30/15	19.54	(0.14)		0.77	0.63	—	(3.37)	(3.37)	16.80	4.81	22,527	1.88		1.88		(0.77)		44
Year ended 04/30/14	16.25	(0.19)		5.31	5.12	—	(1.83)	(1.83)	19.54	32.75	29,312	1.86		1.86		(1.04)		33
Year ended 04/30/13	16.01	(0.13	)(e)	2.79	2.66	—	(2.42)	(2.42)	16.25	19.44	28,408	1.81		1.90		(0.82	)(e)	35
Class C
Six months ended 10/31/17	14.83	(0.08)		1.33	1.25	—	—	—	16.08	8.43 (f)	87,233	1.87	(d)(f)	1.87	(d)(f)	(1.07	)(d)(f)	16
Year ended 04/30/17	12.50	(0.12)		2.77	2.65	—	(0.32)	(0.32)	14.83	21.23 (f)	95,892	1.84	(f)	1.85	(f)	(0.86	)(f)	32
Year ended 04/30/16	16.25	(0.07)		(1.90)	(1.97)	—	(1.78)	(1.78)	12.50	(12.11)	107,647	1.86		1.86		(0.51)		45
Year ended 04/30/15	19.02	(0.13)		0.73	0.60	—	(3.37)	(3.37)	16.25	4.80 (f)	151,196	1.86	(f)	1.86	(f)	(0.75	)(f)	44
Year ended 04/30/14	15.86	(0.19)		5.18	4.99	—	(1.83)	(1.83)	19.02	32.75	165,438	1.86		1.86		(1.04)		33
Year ended 04/30/13	15.69	(0.13	)(e)	2.72	2.59	—	(2.42)	(2.42)	15.86	19.39	138,382	1.87		1.90		(0.88	)(e)	35
Class Y
Six months ended 10/31/17	20.15	(0.01)		1.81	1.80	—	—	—	21.95	8.93	1,465,877	0.89	(d)	0.89	(d)	(0.09	)(d)	16
Year ended 04/30/17	16.79	0.02		3.74	3.76	(0.08)	(0.32)	(0.40)	20.15	22.45	1,445,051	0.85		0.86		0.13		32
Year ended 04/30/16	20.97	0.09		(2.45)	(2.36)	(0.04)	(1.78)	(1.82)	16.79	(11.19)	1,329,637	0.86		0.86		0.49		45
Year ended 04/30/15	23.31	0.05		0.98	1.03	—	(3.37)	(3.37)	20.97	5.81	1,614,118	0.88		0.88		0.23		44
Year ended 04/30/14	18.90	(0.01)		6.25	6.24	—	(1.83)	(1.83)	23.31	34.13	1,385,718	0.86		0.86		(0.04)		33
Year ended 04/30/13	18.07	0.02	(e)	3.23	3.25	—	(2.42)	(2.42)	18.90	20.54	885,327	0.87		0.90		0.12	(e)	35
Class R6
Six months ended 10/31/17	20.16	0.01		1.81	1.82	—	—	—	21.98	9.03	13,464	0.70	(d)	0.70	(d)	0.10	(d)	16
Year ended 04/30/17(g)	20.29	0.01		(0.14)	(0.13)	—	—	—	20.16	(0.64)	469	0.72	(h)	0.72	(h)	0.26	(h)	32

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,047,825, $6,989, $88,385, $1,398,454 and $6,314 for Class A, Class B, Class C, Class Y and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.06) and (0.35)%, $(0.17) and (1.04)%, $(0.17) and (1.10)% and $(0.02) and (0.10)% for Class A, Class B, Class C and Class Y shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99% for the six months ended October 31, 2017 and the years ended April 30, 2017 and 2015.
(g)	Commencement date February 7, 2017.
(h)	Annualized.

NOTE 12—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

15                         Invesco Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,088.00	$6.00	$1,019.46	$5.80	1.14%
B	1,000.00	1,083.70	9.93	1,015.68	9.60	1.89
C	1,000.00	1,083.60	9.82	1,015.78	9.50	1.87
Y	1,000.00	1,089.30	4.69	1,020.72	4.53	0.89
R6	1,000.00	1,090.30	3.69	1,021.68	3.57	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Small Cap Value Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Small-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual

17                         Invesco Small Cap Value Fund

management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds, but do advise a client account using an investment process substantially similar to the investment process used for the Fund.

Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of one fund sub-advised by Invesco Advisers. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The

Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18                         Invesco Small Cap Value Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905 Invesco Distributors, Inc. VK-SCV-SAR-1 12182017 0915

Semiannual Report to Shareholders	October 31, 2017
Invesco Technology Fund
Nasdaq:
A: ITYAX ∎ B: ITYBX ∎ C: ITHCX ∎ Y: ITYYX ∎ Investor: FTCHX ∎ R5: FTPIX ∎ R6: FTPSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.94%
Class B Shares	16.52
Class C Shares	16.50
Class Y Shares	17.08
Investor Class Shares	17.02
Class R5 Shares	17.23
Class R6 Shares*	17.20
Nasdaq Composite Index▼ (Broad Market/Style-Specific Index)	11.85
Lipper Science & Technology Funds Index∎ (Peer Group Index)	18.19
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The Nasdaq Composite Index is a broad-based market index of the common stocks and similar securities listed on the Nasdaq stock market.

    The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Technology Fund

Average Annual Total Returns

As of 10/31/17, including maximum

applicable sales charges

Class A Shares
Inception (3/28/02)	5.03%
10 Years	6.59
5 Years	14.47
1 Year	27.70

Class B Shares
Inception (3/28/02)	5.00%
10 Years	6.56
5 Years	14.68
1 Year	29.14

Class C Shares
Inception (2/14/00)	-2.36%
10 Years	6.40
5 Years	14.91
1 Year	33.13

Class Y Shares
10 Years	7.43%
5 Years	16.06
1 Year	35.46

Investor Class Shares
Inception (1/19/84)	10.24%
10 Years	7.27
5 Years	15.87
1 Year	35.28

Class R5 Shares
Inception (12/21/98)	5.06%
10 Years	7.85
5 Years	16.39
1 Year	35.75

Class R6 Shares
10 Years	7.23%
5 Years	15.84
1 Year	35.50
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns

As of 9/30/17, the most recent calendar

quarter end, including maximum

applicable sales charges

Class A Shares
Inception (3/28/02)	4.80%
10 Years	6.64
5 Years	12.13
1 Year	20.53

Class B Shares
Inception (3/28/02)	4.77%
10 Years	6.62
5 Years	12.32
1 Year	21.62

Class C Shares
Inception (2/14/00)	-2.58%
10 Years	6.45
5 Years	12.57
1 Year	25.59

Class Y Shares
10 Years	7.48%
5 Years	13.69
1 Year	27.85

Investor Class Shares
Inception (1/19/84)	10.14%
10 Years	7.32
5 Years	13.50
1 Year	27.67

Class R5 Shares
Inception (12/21/98)	4.86%
10 Years	7.91
5 Years	14.02
1 Year	28.14

Class R6 Shares
10 Years	7.27%
5 Years	13.46
1 Year	27.84
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares was 1.43%,

2.18%, 2.18%, 1.18%, 1.35%, 0.92%,and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Technology Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Technology Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.97%
Aerospace & Defense–2.41%
Raytheon Co.	115,220	$20,762,644

Application Software–1.99%
salesforce.com, inc.(b)	167,287	17,120,152

Biotechnology–5.97%
Alexion Pharmaceuticals, Inc.(b)	80,050	9,578,783
Amgen Inc.	54,495	9,548,614
BioMarin Pharmaceutical Inc.(b)	84,441	6,931,762
Celgene Corp.(b)	177,668	17,939,138
Incyte Corp.(b)	65,373	7,403,492
		51,401,789

Cable & Satellite–3.41%
Charter Communications, Inc.–Class A(b)	31,405	10,494,609
Comcast Corp.–Class A	189,983	6,845,087
DISH Network Corp.–Class A(b)	247,868	12,031,513
		29,371,209

Communications Equipment–0.86%
Palo Alto Networks, Inc.(b)	50,551	7,441,107

Consumer Electronics–3.97%
Sony Corp. (Japan)	785,700	34,208,612

Data Processing & Outsourced Services–6.27%
First Data Corp.–Class A(b)	645,947	11,504,316
Mastercard Inc.–Class A	105,736	15,730,345
Visa Inc.–Class A	243,006	26,725,800
		53,960,461

Electronic Equipment & Instruments–0.76%
Keysight Technologies, Inc.(b)	146,990	6,566,043

Health Care Equipment–2.36%
Intuitive Surgical, Inc.(b)	31,431	11,797,940
Stryker Corp.	55,161	8,542,784
		20,340,724

Home Entertainment Software–13.11%
Activision Blizzard, Inc.	286,361	18,753,782
Electronic Arts Inc.(b)	154,426	18,469,349
Nintendo Co., Ltd. (Japan)	86,200	33,577,544
Take–Two Interactive Software, Inc.(b)	213,543	23,628,533
UbiSoft Entertainment S.A. (France)(b)	242,027	18,466,890
		112,896,098

Internet & Direct Marketing Retail–9.58%
Amazon.com, Inc.(b)	59,858	66,159,850
Netflix Inc.(b)	33,381	6,557,030
Priceline Group Inc. (The)(b)	5,122	9,793,059
		82,509,939

	Shares	Value
Internet Software & Services–18.23%
Alibaba Group Holding Ltd.–ADR (China)(b)	221,152	$40,888,793
Alphabet Inc.–Class A(b)	43,170	44,596,337
Alphabet Inc.–Class C(b)	12,859	13,072,974
Baidu, Inc.–ADR (China)(b)	33,876	8,263,712
Facebook, Inc.–Class A(b)	234,320	42,191,659
Sea Ltd.–ADR (Singapore)(b)	529,742	7,988,509
		157,001,984

Life Sciences Tools & Services–1.07%
Thermo Fisher Scientific, Inc.	47,571	9,220,687

Managed Health Care–2.45%
UnitedHealth Group Inc.	100,325	21,090,322

Pharmaceuticals–1.39%
Allergan PLC	67,683	11,995,458

Research & Consulting Services–0.51%
Equifax Inc.	40,129	4,355,200

Semiconductor Equipment–3.13%
Applied Materials, Inc.	323,362	18,247,318
ASML Holding N.V.–New York Shares (Netherlands)	47,982	8,672,746
		26,920,064

Semiconductors–7.58%
Broadcom Ltd.	119,026	31,412,152
Integrated Device Technology, Inc.(b)	677,958	21,064,155
NVIDIA Corp.	61,993	12,820,772
		65,297,079

Systems Software–4.87%
Microsoft Corp.	402,614	33,489,433
ServiceNow, Inc.(b)	66,844	8,447,076
		41,936,509

Technology Hardware, Storage & Peripherals–7.32%
Apple Inc.	373,012	63,053,948

Wireless Telecommunication Services–1.73%
Sprint Corp.(b)	2,273,831	14,870,855
Total Common Stocks & Other Equity Interests (Cost $446,032,387)		852,320,884

Money Market Funds–0.78%
Invesco Government & Agency Portfolio– Institutional Class, 0.95%(c)	4,004,965	4,004,965
Invesco Treasury Portfolio–Institutional Class, 0.94%(c)	2,669,976	2,669,976
Total Money Market Funds (Cost $6,674,941)		6,674,941
TOTAL INVESTMENTS IN SECURITIES–99.75% (Cost $452,707,328)		858,995,825
OTHER ASSETS LESS LIABILITIES–0.25%		2,155,381
NET ASSETS–100.00%		$861,151,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Technology Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2017

Information Technology	64.1%
Consumer Discretionary	17.0
Health Care	13.3
Industrials	2.9
Telecommunication Services	1.7
Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Technology Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $446,032,387)	$852,320,884
Investments in affiliated money market funds, at value and cost	6,674,941
Receivable for:
Investments sold	2,613,154
Fund shares sold	528,204
Dividends	203,983
Investment for trustee deferred compensation and retirement plans	227,116
Other assets	56,784
Total assets	862,625,066

Liabilities:
Payable for:
Fund shares reacquired	475,666
Accrued fees to affiliates	657,195
Accrued trustees’ and officers’ fees and benefits	3,322
Accrued other operating expenses	84,435
Trustee deferred compensation and retirement plans	253,242
Total liabilities	1,473,860
Net assets applicable to shares outstanding	$861,151,206

Net assets consist of:
Shares of beneficial interest	$423,027,769
Undistributed net investment income (loss)	(4,840,666)
Undistributed net realized gain	36,676,661
Net unrealized appreciation	406,287,442
$861,151,206

Net Assets:
Class A	$357,819,280
Class B	$2,486,179
Class C	$35,717,521
Class Y	$26,066,256
Investor Class	$438,790,590
Class R5	$259,317
Class R6	$12,063

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,690,388
Class B	62,280
Class C	933,410
Class Y	553,606
Investor Class	9,484,079
Class R5	4,794
Class R6	223
Class A:
Net asset value per share	$46.53
Maximum offering price per share
(Net asset value of $46.53 ÷ 94.50%)	$49.24
Class B:
Net asset value and offering price per share	$39.92
Class C:
Net asset value and offering price per share	$38.27
Class Y:
Net asset value and offering price per share	$47.08
Investor Class:
Net asset value and offering price per share	$46.27
Class R5:
Net asset value and offering price per share	$54.09
Class R6:
Net asset value and offering price per share	$54.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Technology Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $13,285)	$2,227,208
Dividends from affiliated money market funds	35,311
Total investment income	2,262,519

Expenses:
Advisory fees	2,772,691
Administrative services fees	108,937
Custodian fees	19,242
Distribution fees:
Class A	424,349
Class B	15,174
Class C	166,667
Investor Class	271,436
Transfer agent fees — A, B, C, Y and Investor	1,263,625
Transfer agent fees — R5	219
Transfer agent fees — R6	6
Trustees’ and officers’ fees and benefits	19,145
Registration and filing fees	52,994
Reports to shareholders	97,740
Professional services fees	21,988
Other	5,069
Total expenses	5,239,282
Less: Fees waived and expense offset arrangement(s)	(25,874)
Net expenses	5,213,408
Net investment income	(2,950,889)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $519,138)	20,889,925
Foreign currencies	2,921
20,892,846
Change in net unrealized appreciation (depreciation) of:
Investment securities	107,951,550
Foreign currencies	(8,110)
107,943,440
Net realized and unrealized gain	128,836,286
Net increase in net assets resulting from operations	$125,885,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Technology Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$(2,950,889)	$(4,354,660)
Net realized gain	20,892,846	65,599,166
Change in net unrealized appreciation	107,943,440	112,818,211
Net increase in net assets resulting from operations	125,885,397	174,062,717

Distributions to shareholders from net realized gains:
Class A	—	(18,169,506)
Class B	—	(321,417)
Class C	—	(2,092,883)
Class Y	—	(641,439)
Investor Class	—	(22,522,576)
Class R5	—	(6,905)
Total distributions from net realized gains	—	(43,754,726)

Share transactions–net:
Class A	(5,015,939)	(23,530,131)
Class B	(1,310,616)	(3,157,349)
Class C	795,371	(2,822,995)
Class Y	5,524,581	5,692,376
Investor Class	(10,216,536)	(13,545,304)
Class R5	87,615	(366,913)
Class R6	—	10,000
Net increase (decrease) in net assets resulting from share transactions	(10,135,524)	(37,720,316)
Net increase in net assets	115,749,873	92,587,675

Net assets:
Beginning of period	745,401,333	652,813,658
End of period (includes undistributed net investment income (loss) of $(4,840,666) and $(1,889,777), respectively)	$861,151,206	$745,401,333

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco Technology Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco Technology Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the

11                         Invesco Technology Fund

contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $4,856.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

12                         Invesco Technology Fund

proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $26,792 in front-end sales commissions from the sale of Class A shares and $2,190 and $1,118 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were transfers from Level 1 to Level 2 of $34,208,612, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$784,534,728	$67,786,156	$—	$852,320,884
Money Market Funds	6,674,941	—	—	6,674,941
Total Investments	$791,209,669	$67,786,156	$—	$858,995,825

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2017, the Fund engaged in securities sales of $4,135,115, which resulted in net realized gains of $519,138.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $21,018.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Technology Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $160,687,879 and $177,605,262, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$412,333,858
Aggregate unrealized (depreciation) of investments	(8,673,819)
Net unrealized appreciation of investments	$403,660,039

Cost of investments for tax purposes is $455,335,786.

14                         Invesco Technology Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	463,519	$20,015,651	760,132	$27,857,063
Class B	938	34,821	2,916	90,996
Class C	143,224	5,122,129	126,166	3,864,997
Class Y	202,317	8,875,574	269,690	10,186,631
Investor Class	293,637	12,638,952	382,943	14,005,053
Class R5	27,348	1,328,089	1,190	48,282
Class R6	—	—	223	10,000

Issued as reinvestment of dividends:
Class A	—	—	500,939	17,437,672
Class B	—	—	10,589	318,291
Class C	—	—	69,302	1,997,280
Class Y	—	—	16,689	586,608
Investor Class	—	—	625,393	21,632,324
Class R5	—	—	152	6,144

Automatic conversion of Class B shares to Class A shares:
Class A	26,089	1,136,227	78,207	2,874,037
Class B	(30,356)	(1,136,227)	(90,077)	(2,874,037)

Reacquired:
Class A	(604,178)	(26,167,817)	(1,998,129)	(71,698,903)
Class B	(5,651)	(209,210)	(21,928)	(692,599)
Class C	(121,143)	(4,326,758)	(287,520)	(8,685,272)
Class Y	(76,619)	(3,350,993)	(136,910)	(5,080,863)
Investor Class	(529,624)	(22,855,488)	(1,365,830)	(49,182,681)
Class R5	(25,423)	(1,240,474)	(10,788)	(421,339)
Net increase (decrease) in share activity	(235,922)	$(10,135,524)	(1,066,651)	$(37,720,316)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Technology Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net assets value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$39.78	$(0.17)		$6.92		$6.75	$—	$—	$—	$46.53	16.97%		$357,819	1.31	%(d)	1.32	%(d)	(0.76	)%(d)	20%
Year ended 04/30/17	32.99	(0.23)		9.39		9.16	—	(2.37)	(2.37)	39.78	28.80		310,505	1.43		1.43		(0.65)		49
Year ended 04/30/16	37.86	(0.26)		(2.09)		(2.35)	—	(2.52)	(2.52)	32.99	(6.83)		279,234	1.39		1.39		(0.70)		46
Year ended 04/30/15	37.61	(0.35)		5.88		5.53	—	(5.28)	(5.28)	37.86	15.27		311,682	1.40		1.40		(0.89)		67
Year ended 04/30/14	34.19	(0.30)		7.07		6.77	—	(3.35)	(3.35)	37.61	20.22		287,236	1.45		1.45		(0.80)		69
Year ended 04/30/13	37.33	(0.24	)(e)	(1.57	)(f)	(1.81)	(0.27)	(1.06)	(1.33)	34.19	(4.70	)(f)	253,013	1.52		1.52		(0.70	)(e)	41
Class B
Six months ended 10/31/17	34.26	(0.28)		5.94		5.66	—	—	—	39.92	16.52		2,486	2.06	(d)	2.07	(d)	(1.51	)(d)	20
Year ended 04/30/17	28.91	(0.44)		8.16		7.72	—	(2.37)	(2.37)	34.26	27.86		3,335	2.18		2.18		(1.40)		49
Year ended 04/30/16	33.73	(0.47)		(1.83)		(2.30)	—	(2.52)	(2.52)	28.91	(7.53)		5,663	2.14		2.14		(1.45)		46
Year ended 04/30/15	34.27	(0.58)		5.32		4.74	—	(5.28)	(5.28)	33.73	14.41		9,521	2.15		2.15		(1.64)		67
Year ended 04/30/14	31.64	(0.54)		6.52		5.98	—	(3.35)	(3.35)	34.27	19.32		12,567	2.20		2.20		(1.55)		69
Year ended 04/30/13	34.61	(0.46	)(e)	(1.45	)(f)	(1.91)	—	(1.06)	(1.06)	31.64	(5.39	)(f)	14,979	2.27		2.27		(1.45	)(e)	41
Class C
Six months ended 10/31/17	32.84	(0.27)		5.70		5.43	—	—	—	38.27	16.54		35,718	2.06	(d)	2.07	(d)	(1.51	)(d)	20
Year ended 04/30/17	27.80	(0.42)		7.83		7.41	—	(2.37)	(2.37)	32.84	27.85		29,930	2.18		2.18		(1.40)		49
Year ended 04/30/16	32.53	(0.45)		(1.76)		(2.21)	—	(2.52)	(2.52)	27.80	(7.53)		27,898	2.14		2.14		(1.45)		46
Year ended 04/30/15	33.22	(0.56)		5.15		4.59	—	(5.28)	(5.28)	32.53	14.40		30,645	2.15		2.15		(1.64)		67
Year ended 04/30/14	30.76	(0.53)		6.34		5.81	—	(3.35)	(3.35)	33.22	19.32		27,846	2.20		2.20		(1.55)		69
Year ended 04/30/13	33.68	(0.45	)(e)	(1.41	)(f)	(1.86)	—	(1.06)	(1.06)	30.76	(5.39	)(f)	24,716	2.27		2.27		(1.45	)(e)	41
Class Y
Six months ended 10/31/17	40.21	(0.11)		6.98		6.87	—	—	—	47.08	17.08		26,066	1.06	(d)	1.07	(d)	(0.51	)(d)	20
Year ended 04/30/17	33.24	(0.14)		9.48		9.34	—	(2.37)	(2.37)	40.21	29.13		17,205	1.18		1.18		(0.40)		49
Year ended 04/30/16	38.04	(0.17)		(2.11)		(2.28)	—	(2.52)	(2.52)	33.24	(6.61)		9,256	1.14		1.14		(0.45)		46
Year ended 04/30/15	37.67	(0.25)		5.90		5.65	—	(5.28)	(5.28)	38.04	15.58		9,013	1.15		1.15		(0.64)		67
Year ended 04/30/14	34.16	(0.21)		7.07		6.86	—	(3.35)	(3.35)	37.67	20.51		5,850	1.20		1.20		(0.55)		69
Year ended 04/30/13	37.31	(0.16	)(e)	(1.57	)(f)	(1.73)	(0.36)	(1.06)	(1.42)	34.16	(4.46	)(f)	3,716	1.27		1.27		(0.45	)(e)	41
Investor Class
Six months ended 10/31/17	39.53	(0.14)		6.88		6.74	—	—	—	46.27	17.05	(g)	438,791	1.19	(d)(g)	1.20	(d)(g)	(0.64	)(d)(g)	20
Year ended 04/30/17	32.78	(0.21)		9.33		9.12	—	(2.37)	(2.37)	39.53	28.86	(g)	384,283	1.35	(g)	1.35	(g)	(0.57	)(g)	49
Year ended 04/30/16	37.60	(0.22)		(2.08)		(2.30)	—	(2.52)	(2.52)	32.78	(6.73	)(g)	330,298	1.30	(g)	1.30	(g)	(0.61	)(g)	46
Year ended 04/30/15	37.34	(0.31)		5.85		5.54	—	(5.28)	(5.28)	37.60	15.41	(g)	383,681	1.30	(g)	1.30	(g)	(0.79	)(g)	67
Year ended 04/30/14	33.94	(0.27)		7.02		6.75	—	(3.35)	(3.35)	37.34	20.31	(g)	366,054	1.36	(g)	1.36	(g)	(0.71	)(g)	69
Year ended 04/30/13	37.06	(0.22	)(e)	(1.56	)(f)	(1.78)	(0.28)	(1.06)	(1.34)	33.94	(4.64	)(f)(g)	342,287	1.48	(g)	1.48	(g)	(0.66	)(e)(g)	41
Class R5
Six months ended 10/31/17	46.14	(0.08)		8.03		7.95	—	—	—	54.09	17.23		259	0.86	(d)	0.86	(d)	(0.31	)(d)	20
Year ended 04/30/17	37.74	(0.05)		10.82		10.77	—	(2.37)	(2.37)	46.14	29.45		132	0.92		0.92		(0.14)		49
Year ended 04/30/16	42.75	(0.08)		(2.41)		(2.49)	—	(2.52)	(2.52)	37.74	(6.36)		465	0.87		0.87		(0.18)		46
Year ended 04/30/15	41.63	(0.16)		6.56		6.40	—	(5.28)	(5.28)	42.75	15.91		965	0.87		0.87		(0.36)		67
Year ended 04/30/14	37.33	(0.10)		7.75		7.65	—	(3.35)	(3.35)	41.63	20.89		1,457	0.89		0.89		(0.24)		69
Year ended 04/30/13	40.64	(0.03	)(e)	(1.70	)(f)	(1.73)	(0.52)	(1.06)	(1.58)	37.33	(4.08	)(f)	1,194	0.89		0.89		(0.07	)(e)	41
Class R6
Six months ended 10/31/17	46.14	(0.08)		8.03		7.95	—	—	—	54.09	17.23		12	0.86	(d)	0.86	(d)	(0.31	)(d)	20
Year ended 04/30/17(h)	44.75	(0.00)		1.39		1.39	—	—	—	46.14	3.10		10	0.89	(i)	0.89	(i)	(0.11	)(i)	49

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $336,712, $3,010, $33,062, $21,464, $414,430, $434 and $11 for Class A, Class B, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.34) and (1.00)%, $(0.56) and (1.75)%, $(0.54) and (1.75)%, $(0.26) and (0.75)%, $(0.33) and (0.96)% and $(0.14) and (0.37)% for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share for the year ended April 30, 2013 would have been $(1.74), $(1.62), $(1.58), $(1.74), $(1.73) and $(1.87) for Class A, Class B, Class C, Class Y, Investor Class and Class R5 shares, respectively, and total returns would have been lower.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.13%, 0.17%, 0.16%, 0.15%, 0.16% and 0.20% for the six months ended October 31, 2017 and the years ended April 30, 2017, April 30, 2016, April 30, 2015, April 30, 2014 and April 30, 2013, respectively.
(h)	Commencement date of April 4, 2017.
(i)	Annualized

16                         Invesco Technology Fund

NOTE 12—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

17                         Invesco Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,169.40	$7.16	$1,018.60	$6.67	1.31%
B	1,000.00	1,165.20	11.24	1,014.82	10.46	2.06
C	1,000.00	1,165.00	11.24	1,014.82	10.46	2.06
Y	1,000.00	1,170.80	5.80	1,019.86	5.40	1.06
Investor	1,000.00	1,170.20	6.51	1,019.21	6.06	1.19
R5	1,000.00	1,172.30	4.71	1,020.87	4.38	0.86
R6	1,000.00	1,172.00	4.71	1,020.87	4.38	0.86

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Technology Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Science & Technology Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense

19                         Invesco Technology Fund

group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one such mutual fund and above the rate of one such mutual fund. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of a cross border fund sub-advised by Invesco Advisers.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco Technology Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery
Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.
With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:
∎ Fund reports and prospectuses
∎ Quarterly statements
∎ Daily confirmations
∎ Tax forms
Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	Invesco Distributors, Inc.	I-TEC-SAR-1	12182017	0915

Semiannual Report to Shareholders	October 31, 2017
Invesco Technology Sector Fund
Nasdaq:
A: IFOAX ∎ B: IFOBX ∎ C: IFOCX ∎ Y: IFODX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.95%
Class B Shares	16.42
Class C Shares	16.41
Class Y Shares	17.10
Nasdaq Composite Index▼ (Broad Market/Style-Specific Index)	11.85
Lipper Science & Technology Funds Index∎ (Peer Group Index)	18.19
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The Nasdaq Composite Index is a broad-based market index of the common stocks and similar securities listed on the Nasdaq stock market.

    The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

     Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Technology Sector Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	5.59%
10 Years	5.40
5 Years	14.42
1 Year	27.54

Class B Shares
Inception (11/28/95)	5.85%
10 Years	5.35
5 Years	14.63
1 Year	28.86

Class C Shares
Inception (7/28/97)	5.10%
10 Years	5.21
5 Years	14.87
1 Year	32.93

Class Y Shares
Inception (7/28/97)	6.14%
10 Years	6.26
5 Years	16.02
1 Year	35.34
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	5.41%
10 Years	5.60
5 Years	12.10
1 Year	20.28

Class B Shares
Inception (11/28/95)	5.68%
10 Years	5.56
5 Years	12.30
1 Year	21.35

Class C Shares
Inception (7/28/97)	4.92%
10 Years	5.42
5 Years	12.56
1 Year	25.42

Class Y Shares
Inception (7/28/97)	5.95%
10 Years	6.47
5 Years	13.66
1 Year	27.59
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Technology Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Technology Sector Fund. Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Technology Sector Fund. Share class returns will differ from the predecessor fund because of different expenses.

     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.67%, 2.42%, 2.39% and 1.42%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Technology Sector Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

     We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

     The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

     Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

     Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

     For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Technology Sector Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.23%
Aerospace & Defense–2.41%
Raytheon Co.	13,127	$2,365,485

Application Software–1.99%
salesforce.com, inc.(b)	19,137	1,958,481

Biotechnology–5.98%
Alexion Pharmaceuticals, Inc.(b)	9,152	1,095,128
Amgen Inc.	6,236	1,092,672
BioMarin Pharmaceutical Inc.(b)	9,653	792,415
Celgene Corp.(b)	20,325	2,052,215
Incyte Corp.(b)	7,463	845,185
		5,877,615

Cable & Satellite–3.42%
Charter Communications, Inc.–Class A(b)	3,592	1,200,339
Comcast Corp.–Class A	21,720	782,572
DISH Network Corp.–Class A(b)	28,369	1,377,031
		3,359,942

Communications Equipment–0.86%
Palo Alto Networks, Inc.(b)	5,769	849,197

Consumer Electronics–3.98%
Sony Corp. (Japan)	89,900	3,914,158

Data Processing & Outsourced Services–6.31%
First Data Corp.–Class A(b)	74,623	1,329,035
Mastercard Inc.–Class A	12,087	1,798,183
Visa Inc.–Class A	27,961	3,075,151
		6,202,369

Electronic Equipment & Instruments–0.76%
Keysight Technologies, Inc.(b)	16,802	750,545

Health Care Equipment–2.37%
Intuitive Surgical, Inc.(b)	3,593	1,348,668
Stryker Corp.	6,316	978,159
		2,326,827

Home Entertainment Software–13.20%
Activision Blizzard, Inc.	32,914	2,155,538
Electronic Arts Inc.(b)	17,647	2,110,581
Nintendo Co., Ltd. (Japan)	10,000	3,895,307
Take-Two Interactive Software, Inc.(b)	24,371	2,696,651
UbiSoft Entertainment S.A. (France)(b)	27,690	2,112,773
		12,970,850

Internet & Direct Marketing Retail–9.59%
Amazon.com, Inc.(b)	6,843	7,563,431
Netflix Inc.(b)	3,804	747,220
Priceline Group Inc. (The)(b)	585	1,118,496
		9,429,147

	Shares	Value
Internet Software & Services–18.28%
Alibaba Group Holding Ltd.–ADR (China)(b)	25,279	$4,673,834
Alphabet Inc.–Class A(b)	4,955	5,118,713
Alphabet Inc.–Class C(b)	1,473	1,497,511
Baidu, Inc.–ADR (China)(b)	3,877	945,755
Facebook, Inc.–Class A(b)	26,773	4,820,747
Sea Ltd.–ADR (Singapore)(b)	60,631	914,316
		17,970,876

Life Sciences Tools & Services–1.08%
Thermo Fisher Scientific, Inc.	5,466	1,059,475

Managed Health Care–2.44%
UnitedHealth Group Inc.	11,430	2,402,815

Pharmaceuticals–1.40%
Allergan PLC	7,756	1,374,596

Research & Consulting Services–0.51%
Equifax Inc.	4,595	498,695

Semiconductor Equipment–3.13%
Applied Materials, Inc.	36,997	2,087,741
ASML Holding N.V.–New York Shares (Netherlands)	5,488	991,956
		3,079,697

Semiconductors–7.59%
Broadcom Ltd.	13,586	3,585,481
Integrated Device Technology, Inc.(b)	77,291	2,401,431
NVIDIA Corp.	7,119	1,472,281
		7,459,193

Systems Software–4.88%
Microsoft Corp.	46,009	3,827,029
ServiceNow, Inc.(b)	7,647	966,351
		4,793,380

Technology Hardware, Storage & Peripherals–7.32%
Apple Inc.	42,577	7,197,216

Wireless Telecommunication Services–1.73%
Sprint Corp.(b)	259,801	1,699,099
Total Common Stocks & Other Equity Interests (Cost $60,538,372)		97,539,658

Money Market Funds–0.68%
Invesco Government & Agency Portfolio– Institutional Class, 0.95%(c)	400,461	400,461
Invesco Treasury Portfolio–Institutional Class, 0.94%(c)	266,974	266,974
Total Money Market Funds (Cost $667,435)		667,435
TOTAL INVESTMENTS IN SECURITIES–99.91% (Cost $61,205,807)		98,207,093
OTHER ASSETS LESS LIABILITIES–0.09%		90,150
NET ASSETS–100.00%		$98,297,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Technology Sector Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2017

Information Technology	64.3%
Consumer Discretionary	17.0
Health Care	13.3
Industrials	2.9
Telecommunication Services	1.7
Money Market Funds Plus Other Assets Less Liabilities	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Technology Sector Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $60,538,372)	$97,539,658
Investments in affiliated money market funds, at value and cost	667,435
Receivable for:
Investments sold	300,867
Fund shares sold	8,294
Dividends	23,289
Investment for trustee deferred compensation and retirement plans	32,750
Other assets	40,028
Total assets	98,612,321

Liabilities:
Payable for:
Fund shares reacquired	105,532
Accrued fees to affiliates	118,532
Accrued trustees’ and officers’ fees and benefits	2,032
Accrued other operating expenses	53,679
Trustee deferred compensation and retirement plans	35,303
Total liabilities	315,078
Net assets applicable to shares outstanding	$98,297,243

Net assets consist of:
Shares of beneficial interest	$59,474,586
Undistributed net investment income (loss)	(798,511)
Undistributed net realized gain	2,619,993
Net unrealized appreciation	37,001,175
$98,297,243

Net Assets:
Class A	$86,380,200
Class B	$177,400
Class C	$8,237,828
Class Y	$3,501,815

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,782,696
Class B	9,161
Class C	425,206
Class Y	145,696
Class A:
Net asset value per share	$22.84
Maximum offering price per share
(Net asset value of $22.84 ÷ 94.50%)	$24.17
Class B:
Net asset value and offering price per share	$19.36
Class C:
Net asset value and offering price per share	$19.37
Class Y:
Net asset value and offering price per share	$24.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Technology Sector Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,548)	$259,864
Dividends from affiliated money market funds	3,475
Total investment income	263,339

Expenses:
Advisory fees	317,037
Administrative services fees	25,206
Custodian fees	8,563
Distribution fees:
Class A	104,213
Class B	1,397
Class C	40,334
Transfer agent fees	152,165
Trustees’ and officers’ fees and benefits	12,419
Registration and filing fees	26,897
Reports to shareholders	22,487
Professional services fees	27,143
Other	4,486
Total expenses	742,347
Less: Fees waived and expense offset arrangement(s)	(922)
Net expenses	741,425
Net investment income (loss)	(478,086)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $67,788)	2,404,459
Foreign currencies	419
2,404,878
Change in net unrealized appreciation (depreciation) of:
Investment securities	12,629,060
Foreign currencies	(983)
12,628,077
Net realized and unrealized gain	15,032,955
Net increase in net assets resulting from operations	$14,554,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Technology Sector Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$(478,086)	$(798,742)
Net realized gain	2,404,878	4,050,309
Change in net unrealized appreciation	12,628,077	17,588,964
Net increase in net assets resulting from operations	14,554,869	20,840,531

Distributions to shareholders from net realized gains:
Class A	—	(1,787,949)
Class B	—	(12,037)
Class C	—	(203,576)
Class Y	—	(37,959)
Total distributions from net realized gains	—	(2,041,521)

Share transactions-net:
Class A	(4,528,031)	(8,954,867)
Class B	(201,371)	(411,733)
Class C	(611,632)	(674,151)
Class Y	762,350	605,411
Net increase (decrease) in net assets resulting from share transactions	(4,578,684)	(9,435,340)
Net increase in net assets	9,976,185	9,363,670

Net assets:
Beginning of period	88,321,058	78,957,388
End of period (includes undistributed net investment income (loss) of $(798,511) and $(320,425), respectively)	$98,297,243	$88,321,058

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Technology Sector Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally

9                         Invesco Technology Sector Fund

traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10                         Invesco Technology Sector Fund

D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

11                         Invesco Technology Sector Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.67%
Next $2.5 billion	0.645%
Over $3 billion	0.62%

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $478.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended October 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

12                         Invesco Technology Sector Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $1,120 in front-end sales commissions from the sale of Class A shares and $40 from Class C shares for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2017, the Fund incurred $465 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended October 31, 2017, there were transfers from Level 1 to Level 2 of $3,914,158, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$89,730,193	$7,809,465	$—	$97,539,658
Money Market Funds	667,435	—	—	667,435
Total Investments	$90,397,628	$7,809,465	$—	$98,207,093

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended October 31, 2017, the Fund engaged in securities sales of $476,180, which resulted in net realized gains of $67,788.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $444.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the

13                         Invesco Technology Sector Fund

custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $18,640,541 and $24,148,306, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$38,147,455
Aggregate unrealized (depreciation) of investments	(1,505,674)
Net unrealized appreciation of investments	$36,641,781

Cost of investments for tax purposes is $61,565,312.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	40,913	$858,095	50,408	$874,994
Class B	—	—	14	210
Class C	3,176	55,015	2,849	42,470
Class Y	48,703	1,088,849	61,875	1,143,028

Issued as reinvestment of dividends:
Class A	—	—	94,434	1,615,765
Class B	—	—	751	10,971
Class C	—	—	12,510	182,767
Class Y	—	—	1,653	29,691

Automatic conversion of Class B shares to Class A shares:
Class A	6,497	138,793	18,705	326,584
Class B	(7,648)	(138,793)	(21,834)	(326,584)

Reacquired:
Class A	(260,565)	(5,524,919)	(676,853)	(11,772,210)
Class B	(3,428)	(62,578)	(6,679)	(96,330)
Class C	(36,900)	(666,647)	(60,006)	(899,388)
Class Y	(14,588)	(326,499)	(31,556)	(567,308)
Net increase (decrease) in share activity	(223,840)	$(4,578,684)	(553,729)	$(9,435,340)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Technology Sector Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$19.53	$(0.10)		$3.41		$3.31	$—	$22.84	16.95%		$86,380	1.51	%(d)	1.51	%(d)	(0.95	)%(d)	20%
Year ended 04/30/17	15.58	(0.16)		4.54		4.38	(0.43)	19.53	28.52		78,058	1.67		1.67		(0.90)		49
Year ended 04/30/16	16.73	(0.15)		(1.00)		(1.15)	—	15.58	(6.87)		70,256	1.58		1.58		(0.89)		44
Year ended 04/30/15	14.49	(0.17)		2.41		2.24	—	16.73	15.46		86,451	1.58		1.58		(1.07)		66
Year ended 04/30/14	12.01	(0.14)		2.62		2.48	—	14.49	20.65		83,926	1.68		1.68		(1.02)		69
Year ended 04/30/13	12.59	(0.12	)(e)	(0.46	)(f)	(0.58)	—	12.01	(4.61	)(f)	80,866	1.82		1.83		(1.00	)(e)	43
Class B
Six months ended 10/31/17	16.63	(0.15)		2.88		2.73	—	19.36	16.42		177	2.26	(d)	2.26	(d)	(1.70	)(d)	20
Year ended 04/30/17	13.42	(0.24)		3.88		3.64	(0.43)	16.63	27.58		337	2.42		2.42		(1.65)		49
Year ended 04/30/16	14.52	(0.24)		(0.86)		(1.10)	—	13.42	(7.58)		644	2.33		2.33		(1.64)		44
Year ended 04/30/15	12.66	(0.25)		2.11		1.86	—	14.52	14.69		1,287	2.33		2.33		(1.82)		66
Year ended 04/30/14	10.58	(0.21)		2.29		2.08	—	12.66	19.66		1,692	2.43		2.43		(1.77)		69
Year ended 04/30/13	11.18	(0.18	)(e)	(0.42	)(f)	(0.60)	—	10.58	(5.37	)(f)	2,408	2.57		2.58		(1.75	)(e)	43
Class C
Six months ended 10/31/17	16.64	(0.16)		2.89		2.73	—	19.37	16.41		8,238	2.26	(d)	2.26	(d)	(1.70	)(d)	20
Year ended 04/30/17	13.42	(0.24)		3.89		3.65	(0.43)	16.64	27.66	(g)	7,635	2.39	(g)	2.39	(g)	(1.62	)(g)	49
Year ended 04/30/16	14.52	(0.24)		(0.86)		(1.10)	—	13.42	(7.58)		6,759	2.33		2.33		(1.64)		44
Year ended 04/30/15	12.67	(0.25)		2.10		1.85	—	14.52	14.60	(g)	8,087	2.32	(g)	2.32	(g)	(1.81	)(g)	66
Year ended 04/30/14	10.58	(0.21)		2.30		2.09	—	12.67	19.75	(g)	7,976	2.41	(g)	2.41	(g)	(1.75	)(g)	69
Year ended 04/30/13	11.18	(0.18	)(e)	(0.42	)(f)	(0.60)	—	10.58	(5.37	)(f)	7,841	2.57		2.58		(1.75	)(e)	43
Class Y
Six months ended 10/31/17	20.53	(0.08)		3.59		3.51	—	24.04	17.10		3,502	1.26	(d)	1.26	(d)	(0.70	)(d)	20
Year ended 04/30/17	16.32	(0.12)		4.76		4.64	(0.43)	20.53	28.82		2,291	1.42		1.42		(0.65)		49
Year ended 04/30/16	17.49	(0.11)		(1.06)		(1.17)	—	16.32	(6.69)		1,299	1.33		1.33		(0.64)		44
Year ended 04/30/15	15.10	(0.14)		2.53		2.39	—	17.49	15.83		909	1.33		1.33		(0.82)		66
Year ended 04/30/14	12.49	(0.11)		2.72		2.61	—	15.10	20.90		647	1.43		1.43		(0.77)		69
Year ended 04/30/13	13.06	(0.09	)(e)	(0.48	)(f)	(0.57)	—	12.49	(4.36	)(f)	630	1.57		1.58		(0.75	)(e)	43

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $82,691, $277, $8,001, and $2,897 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets, for the year ended April 30, 2013 includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.15) and (1.30)%, $(0.21) and (2.05)%, $(0.21) and (2.05)% and $(0.13) and (1.05)% for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share for the year ended April 30, 2013 would have been $(0.55), $(0.51), $(0.51) and $(0.57) for Class A, Class B, Class C and Class Y shares, respectively and total returns would have been lower.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets, for Class C Shares, reflect actual 12b-1 fees of 0.97%, 0.99% and 0.98% for the years ended April 30, 2017, 2015 and 2014, respectively.

NOTE 12—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

15                         Invesco Technology Sector Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,169.50	$8.26	$1,017.59	$7.68	1.51%
B	1,000.00	1,164.20	12.33	1,013.81	11.47	2.26
C	1,000.00	1,164.10	12.33	1,013.81	11.47	2.26
Y	1,000.00	1,171.00	6.89	1,018.85	6.41	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16                         Invesco Technology Sector Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Technology Sector Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Science & Technology Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense

17                         Invesco Technology Sector Fund

group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rates of two such mutual funds. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of one cross border fund sub-advised by Invesco Advisers.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco

Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Adviser’s or the Affiliated Sub-Adviser’s expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things,

control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18                         Invesco Technology Sector Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	Invesco Distributors, Inc.	MS-TECH-SAR-1 12122017 1343

Semiannual Report to Shareholders	October 31, 2017
Invesco Value Opportunities Fund
Nasdaq: A: VVOAX ∎ B: VVOBX ∎ C: VVOCX ∎ R: VVORX ∎ Y: VVOIX ∎ R5: VVONX ∎ R6: VVOSX

2 Fund Performance

4 Letters to Shareholders

5 Schedule of Investments

7 Financial Statements

9 Notes to Financial Statements

16 Financial Highlights

18 Fund Expenses

19 Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/17 to 10/31/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.00%
Class B Shares	10.02
Class C Shares	9.64
Class R Shares	9.90
Class Y Shares	10.18
Class R5 Shares	10.22
Class R6 Shares*	10.30
S&P 500 Index▼ (Broad Market Index)	9.10
S&P 1500 Value Index▼ (Style-Specific Index)	6.26
Lipper Multi-Cap Value Funds Index∎ (Peer Group Index)	5.12
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The S&P 1500® Value Index combines the value stocks of the S&P 500, S&P MidCap 400 and the S&P SmallCap 600 indexes.

    The Lipper Multi-Cap Value Funds Index is an unmanaged index considered representative of multicap value funds tracked by Lipper.

    The S&P MidCap 400® Index is an unmanaged index considered representative of mid-sized US companies.

    The S&P SmallCap 600® Index is a market-value weighted index considered representative of small-cap US stocks.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Value Opportunities Fund

Average Annual Total Returns
As of 10/31/17, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	5.40%
10 Years	3.62
5 Years	10.04
1 Year	22.01

Class B Shares
Inception (6/25/01)	5.38%
10 Years	3.95
5 Years	11.05
1 Year	24.21

Class C Shares
Inception (6/25/01)	5.01%
10 Years	3.48
5 Years	10.50
1 Year	27.29

Class R Shares
10 Years	3.95%
5 Years	11.02
1 Year	28.94

Class Y Shares
Inception (3/23/05)	5.89%
10 Years	4.46
5 Years	11.57
1 Year	29.52

Class R5 Shares
10 Years	4.52%
5 Years	11.77
1 Year	29.72

Class R6 Shares
10 Years	4.23%
5 Years	11.36
1 Year	29.49

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Value Opportunities Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Value Opportunities Fund (renamed Invesco Value Opportunities Fund). Returns shown above, prior to June 1, 2010, for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Value Opportunities Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares.

Average Annual Total Returns
As of 9/30/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	5.33%
10 Years	3.59
5 Years	9.56
1 Year	17.19

Class B Shares
Inception (6/25/01)	5.30%
10 Years	3.91
5 Years	10.55
1 Year	18.95

Class C Shares
Inception (6/25/01)	4.94%
10 Years	3.45
5 Years	10.03
1 Year	22.11

Class R Shares
10 Years	3.92%
5 Years	10.55
1 Year	23.64

Class Y Shares
Inception (3/23/05)	5.79%
10 Years	4.42
5 Years	11.09
1 Year	24.24

Class R5 Shares
10 Years	4.49%
5 Years	11.31
1 Year	24.53

Class R6 Shares
10 Years	4.19%
5 Years	10.85
1 Year	24.22

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.27%, 1.27%, 1.98%, 1.52%, 1.02%, 0.86% and 0.78%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.28%, 1.28%, 1.99%, 1.53%, 1.03%, 0.87% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3 Invesco Value Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Value Opportunities Fund

Schedule of Investments(a)

October 31, 2017

(Unaudited)

	Shares	Value
Common Stocks–99.33%
Advertising–1.61%
Omnicom Group Inc.	200,655	$13,482,009

Agricultural & Farm Machinery–0.52%
AGCO Corp.	63,304	4,340,755

Asset Management & Custody Banks–4.22%
Affiliated Managers Group, Inc.	132,700	24,748,550
SEI Investments Co.	164,500	10,611,895
		35,360,445

Auto Parts & Equipment–2.43%
Dana Inc.	668,600	20,385,614

Construction & Engineering–3.92%
AECOM(b)	937,490	32,868,399

Consumer Finance–7.28%
SLM Corp.(b)	2,751,700	29,140,503
Synchrony Financial	976,900	31,866,478
		61,006,981

Diversified Banks–11.36%
Bank of America Corp.	1,090,866	29,878,820
Citigroup Inc.	417,921	30,717,193
JPMorgan Chase & Co.	344,064	34,616,279
		95,212,292

Electronic Components–2.85%
Belden Inc.	298,392	23,844,505

Electronic Equipment & Instruments–2.89%
FLIR Systems, Inc.	516,900	24,201,258

Electronic Manufacturing Services–0.70%
Flex Ltd.(b)	331,380	5,898,564

Health Care Distributors–6.93%
Cardinal Health, Inc.	458,500	28,381,150
McKesson Corp.	215,500	29,713,140
		58,094,290

Health Care Facilities–4.20%
Acadia Healthcare Co., Inc.(b)	514,700	16,140,992
Brookdale Senior Living Inc.(b)	1,898,986	19,046,830
		35,187,822

Homebuilding–2.15%
CalAtlantic Group, Inc.	175,900	8,678,906
D.R. Horton, Inc.	211,100	9,332,731
		18,011,637

Hotels, Resorts & Cruise Lines–3.12%
Carnival Corp.	31,900	2,117,841
Norwegian Cruise Line Holdings Ltd.(b)	430,600	24,005,950
		26,123,791

	Shares	Value
Human Resource & Employment Services–1.64%
ManpowerGroup Inc.	111,500	$13,745,720

Industrial Machinery–2.21%
ITT Inc.	396,900	18,511,416

Investment Banking & Brokerage–7.13%
E*TRADE Financial Corp.(b)	373,500	16,280,865
LPL Financial Holdings, Inc.	508,966	25,249,803
TD Ameritrade Holding Corp.	363,500	18,171,365
		59,702,033

Leisure Products–2.39%
Mattel, Inc.	1,415,100	19,981,212

Life & Health Insurance–3.76%
Aflac, Inc.	102,700	8,615,503
MetLife, Inc.	426,800	22,867,944
		31,483,447

Managed Health Care–4.40%
Anthem, Inc.	121,100	25,335,331
Cigna Corp.	58,400	11,517,648
		36,852,979

Oil & Gas Exploration & Production–1.10%
Apache Corp.	221,900	9,180,003

Pharmaceuticals–4.04%
Mylan N.V.(b)	645,100	23,036,521
Novartis AG (Switzerland)	131,100	10,814,099
		33,850,620

Property & Casualty Insurance–3.14%
AmTrust Financial Services, Inc.	2,094,045	26,301,205

Real Estate Services–2.83%
Realogy Holdings Corp.	734,050	23,731,837

Regional Banks–1.97%
SVB Financial Group(b)	75,300	16,511,784

Research & Consulting Services–1.51%
Dun & Bradstreet Corp. (The)	108,299	12,652,572

Steel–2.53%
Allegheny Technologies, Inc.(b)	842,500	21,214,150

Systems Software–2.96%
Oracle Corp.	487,900	24,834,110

Thrifts & Mortgage Finance–3.54%
MGIC Investment Corp.(b)	1,004,516	14,364,579
Radian Group Inc.	728,549	15,270,387
		29,634,966
Total Common Stocks (Cost $711,476,731)		832,206,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Value Opportunities Fund

	Shares	Value
Money Market Funds–1.96%
Invesco Government & Agency Portfolio–Institutional Class, 0.95%(c)	9,871,193	$9,871,193
Invesco Treasury Portfolio–Institutional Class, 0.94%(c)	6,580,795	6,580,795
Total Money Market Funds (Cost $16,451,988)		16,451,988
TOTAL INVESTMENTS IN SECURITIES–101.29% (Cost $727,928,719)		848,658,404
OTHER ASSETS LESS LIABILITIES–(1.29)%		(10,807,069)
NET ASSETS–100.00%		$837,851,335

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of October 31, 2017.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2017

Financials	42.4%
Health Care	19.6
Consumer Discretionary	11.7
Industrials	9.8
Information Technology	9.4
Real Estate	2.8
Materials	2.5
Energy	1.1
Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Value Opportunities Fund

Statement of Assets and Liabilities

October 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $711,476,731)	$832,206,416
Investments in affiliated money market funds, at value and cost	16,451,988
Receivable for:
Fund shares sold	429,969
Dividends	325,159
Investment for trustee deferred compensation and retirement plans	517,605
Other assets	65,075
Total assets	849,996,212

Liabilities:
Other investments:
Payable for:
Investments purchased	10,116,665
Fund shares reacquired	882,133
Accrued fees to affiliates	564,907
Accrued trustees’ and officers’ fees and benefits	3,319
Accrued other operating expenses	4,352
Trustee deferred compensation and retirement plans	573,501
Total liabilities	12,144,877
Net assets applicable to shares outstanding	$837,851,335

Net assets consist of:
Shares of beneficial interest	$682,081,600
Undistributed net investment income (loss)	(740,175)
Undistributed net realized gain	35,784,510
Net unrealized appreciation	120,725,400
$837,851,335

Net Assets:
Class A	$681,507,825
Class B	$6,104,746
Class C	$72,826,710
Class R	$14,415,134
Class Y	$60,257,653
Class R5	$2,593,575
Class R6	$145,692

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,882,316
Class B	418,120
Class C	5,125,098
Class R	976,782
Class Y	4,064,014
Class R5	174,274
Class R6	9,783
Class A:
Net asset value per share	$14.85
Maximum offering price per share
(Net asset value of $14.85 ÷ 94.50%)	$15.71
Class B:
Net asset value and offering price per share	$14.60
Class C:
Net asset value and offering price per share	$14.21
Class R:
Net asset value and offering price per share	$14.76
Class Y:
Net asset value and offering price per share	$14.83
Class R5:
Net asset value and offering price per share	$14.88
Class R6:
Net asset value and offering price per share	$14.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Value Opportunities Fund

Statement of Operations

For the six months ended October 31, 2017

(Unaudited)

Investment income:
Dividends	$4,789,340
Dividends from affiliated money market funds	127,495
Total investment income	4,916,835

Expenses:
Advisory fees	2,721,222
Administrative services fees	108,789
Custodian fees	1,799
Distribution fees:
Class A	828,917
Class B	9,456
Class C	345,205
Class R	36,309
Transfer agent Fees — A, B, C, R and Y	948,426
Transfer agent fees — R5	1,254
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	18,215
Registration and filing fees	58,731
Reports to shareholders	64,697
Professional services fees	4,685
Other	1,390
Total expenses	5,149,098
Less: Fees waived and expense offset arrangement(s)	(32,425)
Net expenses	5,116,673
Net investment income (loss)	(199,838)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,383,464
Foreign currencies	(9,723)
1,373,741
Change in net unrealized appreciation of:
Investment securities	75,810,671
Foreign currencies	11,587
75,822,258
Net realized and unrealized gain	77,195,999
Net increase in net assets resulting from operations	$76,996,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2017 and the year ended April 30, 2017

(Unaudited)

	October 31, 2017	April 30, 2017
Operations:
Net investment income (loss)	$(199,838)	$(43,307)
Net realized gain	1,373,741	50,203,809
Change in net unrealized appreciation	75,822,258	72,894,081
Net increase in net assets resulting from operations	76,996,161	123,054,583

Distributions to shareholders from net investment income:
Class A	—	(1,008,434)
Class B	—	(22,002)
Class C	—	—
Class R	—	—
Class Y	—	(117,556)
Class R5	—	(12,536)
Total distributions from net investment income	—	(1,160,528)

Distributions to shareholders from net realized gains:
Class A	—	(7,048,742)
Class B	—	(153,801)
Class C	—	(903,774)
Class R	—	(166,277)
Class Y	—	(307,783)
Class R5	—	(23,505)
Total distributions from net realized gains	—	(8,603,882)

Share transactions–net:
Class A	(26,801,988)	(70,491,157)
Class B	(3,300,556)	(10,485,562)
Class C	(16,109,332)	(8,054,076)
Class R	(1,083,336)	(4,363,006)
Class Y	8,899,810	21,357,646
Class R5	(103,535)	(690,040)
Class R6	127,135	10,000
Net increase (decrease) in net assets resulting from share transactions	(38,371,802)	(72,716,195)
Net increase in net assets	38,624,359	40,573,978

Net assets:
Beginning of period	799,226,976	758,652,998
End of period (includes undistributed net investment income (loss) of $(740,175) and $(540,337), respectively)	$837,851,335	$799,226,976

Notes to Financial Statements

October 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain

9                         Invesco Value Opportunities Fund

circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco Value Opportunities Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco Value Opportunities Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $1.5 billion	0.62%
Next $2.5 billion	0.595%
Next $2.5 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

For the six months ended October 31, 2017, the effective advisory fees incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2017, the Adviser waived advisory fees of $18,159.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C

12                         Invesco Value Opportunities Fund

maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2017, IDI advised the Fund that IDI retained $34,667 in front-end sales commissions from the sale of Class A shares and $60 and $489 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended October 31, 2017, the Fund incurred $3,985 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended October 31, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks	$821,392,317	$10,814,099	$—	$832,206,416
Money Market Funds	16,451,988	—	—	16,451,988
Total Investments	$837,844,305	$10,814,099	$—	$848,658,404

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $14,266.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Value Opportunities Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2017 was $125,839,515 and $128,830,452, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$164,281,482
Aggregate unrealized (depreciation) of investments	(49,741,983)
Net unrealized appreciation of investments	$114,539,499

Cost of investments for tax purposes is $734,118,905.

14                         Invesco Value Opportunities Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended October 31, 2017(a)		Year ended April 30, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,877,651	$25,886,170	3,372,961	$43,369,006
Class B	4,444	59,865	41,355	514,431
Class C	150,342	2,035,432	692,587	8,747,852
Class R	63,950	877,223	208,482	2,588,734
Class Y	1,112,790	15,492,348	2,844,156	37,046,927
Class R5	3,900	54,385	20,606	273,658
Class R6(b)	9,059	127,391	741	10,000

Issued as reinvestment of dividends:
Class A	—	—	574,431	7,714,849
Class B	—	—	13,121	173,203
Class C	—	—	65,490	846,781
Class R	—	—	12,434	166,244
Class Y	—	—	29,026	388,364
Class R5	—	—	2,681	35,949

Automatic conversion of Class B shares to Class A shares:
Class A	196,899	2,777,973	648,485	8,259,385
Class B	(200,329)	(2,777,973)	(659,568)	(8,259,385)

Reacquired:
Class A	(3,977,189)	(55,466,131)	(10,445,896)	(129,834,397)
Class B	(42,630)	(582,448)	(238,430)	(2,913,811)
Class C	(1,397,142)	(18,144,764)	(1,487,624)	(17,648,709)
Class R	(139,488)	(1,960,559)	(564,253)	(7,117,984)
Class Y	(473,659)	(6,592,538)	(1,265,689)	(16,077,645)
Class R5	(11,480)	(157,920)	(87,094)	(999,647)
Class R6	(17)	(256)	—	—
Net increase (decrease) in share activity	(2,822,899)	$(38,371,802)	(6,221,998)	$(72,716,195)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

15                         Invesco Value Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/17	$13.50	$0.00		$1.35	$1.35	$—	$—	$—	$14.85	10.00%		$681,508	1.21	%(d)	1.21	%(d)	0.00	%(d)	16%
Year ended 04/30/17	11.60	0.01		2.05	2.06	(0.02)	(0.14)	(0.16)	13.50	17.81		645,216	1.26		1.27		0.07		33
Year ended 04/30/16	14.45	0.02		(1.08)	(1.06)	(0.13)	(1.66)	(1.79)	11.60	(6.93)		622,026	1.25		1.25		0.17		38
Year ended 04/30/15	14.24	0.13		0.33	0.46	(0.25)	—	(0.25)	14.45	3.29		754,084	1.22		1.23		0.88		64
Year ended 04/30/14	11.97	0.23	(e)	2.18	2.41	(0.14)	—	(0.14)	14.24	20.21		809,243	1.23		1.24		1.71	(e)	16
Year ended 04/30/13	10.24	0.12		1.72	1.84	(0.10)	(0.01)	(0.11)	11.97	18.15		749,819	1.26		1.27		1.14		15
Class B
Six months ended 10/31/17	13.27	0.00		1.33	1.33	—	—	—	14.60	10.02	(f)	6,105	1.21	(d)(f)	1.21	(d)(f)	0.00	(d)(f)	16
Year ended 04/30/17	11.40	0.01		2.02	2.03	(0.02)	(0.14)	(0.16)	13.27	17.85	(f)	8,715	1.26	(f)	1.27	(f)	0.07	(f)	33
Year ended 04/30/16	14.24	0.02		(1.07)	(1.05)	(0.13)	(1.66)	(1.79)	11.40	(6.97	)(f)	17,105	1.25	(f)	1.25	(f)	0.17	(f)	38
Year ended 04/30/15	14.03	0.13		0.33	0.46	(0.25)	—	(0.25)	14.24	3.34	(f)	28,912	1.22	(f)	1.23	(f)	0.88	(f)	64
Year ended 04/30/14	11.80	0.22	(e)	2.15	2.37	(0.14)	—	(0.14)	14.03	20.16	(f)	41,084	1.23	(f)	1.24	(f)	1.71	(e)(f)	16
Year ended 04/30/13	10.09	0.12		1.70	1.82	(0.10)	(0.01)	(0.11)	11.80	18.25	(f)	50,968	1.26	(f)	1.27	(f)	1.14	(f)	15
Class C
Six months ended 10/31/17	12.96	(0.05)		1.30	1.25	—	—	—	14.21	9.64	(g)	72,827	1.90	(d)(g)	1.90	(d)(g)	(0.69	)(d)(g)	16
Year ended 04/30/17	11.20	(0.08)		1.98	1.90	—	(0.14)	(0.14)	12.96	17.00	(g)	82,590	1.97	(g)	1.98	(g)	(0.64	)(g)	33
Year ended 04/30/16	14.07	(0.07)		(1.05)	(1.12)	(0.09)	(1.66)	(1.75)	11.20	(7.57	)(g)	79,538	1.97	(g)	1.97	(g)	(0.55	)(g)	38
Year ended 04/30/15	13.87	0.02		0.33	0.35	(0.15)	—	(0.15)	14.07	2.53	(g)	99,994	1.95	(g)	1.96	(g)	0.15	(g)	64
Year ended 04/30/14	11.67	0.13	(e)	2.13	2.26	(0.06)	—	(0.06)	13.87	19.38	(g)	107,754	1.94	(g)	1.95	(g)	1.00	(e)(g)	16
Year ended 04/30/13	9.99	0.05		1.67	1.72	(0.03)	(0.01)	(0.04)	11.67	17.26	(g)	101,772	1.96	(g)	1.97	(g)	0.44	(g)	15
Class R
Six months ended 10/31/17	13.43	(0.02)		1.35	1.33	—	—	—	14.76	9.90		14,415	1.46	(d)	1.46	(d)	(0.25	)(d)	16
Year ended 04/30/17	11.55	(0.02)		2.04	2.02	—	(0.14)	(0.14)	13.43	17.53		14,135	1.51		1.52		(0.18)		33
Year ended 04/30/16	14.41	(0.01)		(1.07)	(1.08)	(0.12)	(1.66)	(1.78)	11.55	(7.12)		16,119	1.50		1.50		(0.08)		38
Year ended 04/30/15	14.20	0.09		0.33	0.42	(0.21)	—	(0.21)	14.41	3.03		20,696	1.47		1.48		0.63		64
Year ended 04/30/14	11.94	0.19	(e)	2.18	2.37	(0.11)	—	(0.11)	14.20	19.91		23,247	1.48		1.49		1.46	(e)	16
Year ended 04/30/13	10.22	0.09		1.72	1.81	(0.08)	(0.01)	(0.09)	11.94	17.80		20,272	1.51		1.52		0.89		15
Class Y
Six months ended 10/31/17	13.46	0.02		1.35	1.37	—	—	—	14.83	10.18		60,258	0.96	(d)	0.96	(d)	0.25	(d)	16
Year ended 04/30/17	11.56	0.04		2.06	2.10	(0.06)	(0.14)	(0.20)	13.46	18.17		46,105	1.01		1.02		0.32		33
Year ended 04/30/16	14.39	0.05		(1.08)	(1.03)	(0.14)	(1.66)	(1.80)	11.56	(6.71)		21,016	1.00		1.00		0.42		38
Year ended 04/30/15	14.21	0.16		0.33	0.49	(0.31)	—	(0.31)	14.39	3.55		22,295	0.97		0.98		1.13		64
Year ended 04/30/14	11.94	0.26	(e)	2.18	2.44	(0.17)	—	(0.17)	14.21	20.53		16,266	0.98		0.99		1.96	(e)	16
Year ended 04/30/13	10.22	0.15		1.71	1.86	(0.13)	(0.01)	(0.14)	11.94	18.39		12,799	1.01		1.02		1.39		15
Class R5
Six months ended 10/31/17	13.50	0.03		1.35	1.38	—	—	—	14.88	10.22		2,594	0.83	(d)	0.83	(d)	0.38	(d)	16
Year ended 04/30/17	11.60	0.06		2.06	2.12	(0.08)	(0.14)	(0.22)	13.50	18.30		2,456	0.85		0.86		0.48		33
Year ended 04/30/16	14.42	0.08		(1.09)	(1.01)	(0.15)	(1.66)	(1.81)	11.60	(6.56)		2,850	0.84		0.84		0.58		38
Year ended 04/30/15	14.25	0.19		0.33	0.52	(0.35)	—	(0.35)	14.42	3.76		2,952	0.82		0.83		1.28		64
Year ended 04/30/14	11.99	0.28	(e)	2.18	2.46	(0.20)	—	(0.20)	14.25	20.67		2,225	0.81		0.82		2.13	(e)	16
Year ended 04/30/13	10.26	0.18		1.73	1.91	(0.17)	(0.01)	(0.18)	11.99	18.82		2,029	0.73		0.74		1.67		15
Class R6
Six months ended 10/31/17	13.50	0.04		1.35	1.39	—	—	—	14.89	10.30		146	0.75	(d)	0.75	(d)	0.46	(d)	16
Year ended 04/30/17(h)	13.60	0.01		(0.11)	(0.10)	—	—	—	13.50	(0.74)		10	0.76	(i)	0.76	(i)	0.57	(i)	33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $657,728, $7,503, $72,933, $14,405, $52,737, $2,488 and $47 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.15 and 1.07%, $0.14 and 1.07%, $0.05 and 0.36%, $0.11 and 0.82%, $0.18 and 1.32% and $0.20 and 1.49% for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.25% and 0.25% for the six months ended October 31, 2017 and for the years ended April 30, 2017, 2016, 2015, 2014 and 2013, respectively.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94%, 0.97%, 0.97%, 0.98%, 0.96% and 0.95% for the six months ended October 31, 2017 and for the years ended April 30, 2017, 2016, 2015, 2014 and 2013, respectively.
(h)	Commencement date of April 4, 2017 for Class R6 shares.
(i)	Annualized.

16                         Invesco Value Opportunities Fund

NOTE 11—Subsequent Event

On December 1, 2017, the Fund’s Board of Trustees approved the early conversion of the remaining assets in the Fund’s Class B shares into Class A shares to occur on or about January 26, 2018. At the close of business on or about January 26, 2018, (the “Conversion Date”) all outstanding Class B shares of the Fund will be converted to Class A shares of the Fund, which is prior to the date the Class B shares would normally be converted to Class A shares. Once the conversion is completed, Class B shares will be closed and become inactive. No contingent deferred sales charges will be payable in connection with this early conversion. The conversion of the Fund’s Class B shares into Class A shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes, and should not result in the recognition of gain or loss by converting shareholders, although each shareholder should consult with his or her own tax adviser.

17                         Invesco Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (05/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/17)[1]	Expenses Paid During Period	Ending Account Value (10/31/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,100.00	$6.40	$1,019.11	$6.16	1.21%
B	1,000.00	1,100.20	6.41	1,019.11	6.16	1.21
C	1,000.00	1,096.40	10.04	1,015.63	9.65	1.90
R	1,000.00	1,099.00	7.72	1,017.85	7.43	1.46
Y	1,000.00	1,101.80	5.09	1,020.37	4.89	0.96
R5	1,000.00	1,102.20	4.40	1,021.02	4.23	0.83
R6	1,000.00	1,103.00	3.98	1,021.42	3.82	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period May 1, 2017 through October 31, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18                         Invesco Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Sector Funds (Invesco Sector Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of Invesco Value Opportunities Fund’s (the Fund) investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 the performance of funds in the Broadridge performance universe and against the Lipper Multi-Cap Value Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Class A shares of the

19                         Invesco Value Opportunities Fund

Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was below the rate of one mutual fund advised by Invesco Advisers using a similar investment process. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board also noted how the Fund’s rate compared to the effective sub-adviser fee rate of one fund sub-advised by Invesco Advisers. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20                         Invesco Value Opportunities Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-VOPP-SAR-1	12112017	0946

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of November 17, 2017 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 8, 2018

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.